United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (96.35%)
Communication Services (5.90%)
Alphabet Inc. Class A (a)	714	$861,855
AT&T Inc.	46,000	1,544,680
Comcast Corp. Class A	16,000	566,560
Electronic Arts Inc. (a)	2,600	313,274
Take-Two Interactive Software Inc. (a)	3,900	538,161
Walt Disney Co., The	11,540	1,349,488

		5,174,018

Consumer Discretionary (6.86%)
Amazon.com Inc. (a)	500	1,001,500
Home Depot Inc., The	4,700	973,605
Lear Corp.	2,800	406,000
lululemon Athletica Inc. (a)	2,800	454,972
Marriott International Inc. Class A	4,400	580,932
Netflix Inc. (a)	3,200	1,197,216
Tapestry Inc.	10,900	547,943
Target Corp.	4,800	423,408
Wayfair Inc. Class A (a)	2,900	428,243

		6,013,819

Consumer Staples (7.73%)
Campbell Soup Co.	8,500	311,355
Coca-Cola Co., The	9,500	438,805
Colgate-Palmolive Co.	12,570	841,562
Constellation Brands Inc. Class A	2,000	431,240
Estee Lauder Companies Inc. Class A, The	3,500	508,620
General Mills Inc.	27,240	1,169,141
Hormel Foods Corp.	20,550	809,670
Kellogg Co.	6,300	441,126
PepsiCo Inc.	7,345	821,171
Sysco Corp.	6,700	490,775
Walgreens Boots Alliance Inc.	7,000	510,300

		6,773,765

Energy (4.65%)
Chevron Corp.	6,240	763,027
Continental Resources Inc. (a)	6,300	430,164
Diamondback Energy Inc.	6,365	860,484
EOG Resources Inc.	8,950	1,141,752
Halliburton Co.	10,445	423,336
Parsley Energy Inc. Class A (a)	15,500	453,375

		4,072,138

Financials (11.79%)
Arthur J. Gallagher & Co.	11,265	838,567
Bank of America Corp.	47,505	1,399,497
Capital One Financial Corp.	4,600	436,678
Chubb Ltd.	6,045	807,854
Intercontinental Exchange Inc.	11,500	861,235
JPMorgan Chase & Co.	12,755	1,439,274
Morgan Stanley	13,255	617,285
Progressive Corp., The	7,500	532,800
Reinsurance Group of America Inc.	2,100	303,576
S&P Global Inc.	2,300	449,397

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
State Street Corp.	4,500	$377,010
U.S. Bancorp	14,100	744,621
Wells Fargo & Co.	14,625	768,690
Western Alliance Bancorp (a)	13,300	756,637

		10,333,121

Health Care (15.15%)
Abbott Laboratories	15,950	1,170,092
AbbVie Inc.	6,500	614,770
ABIOMED Inc. (a)	2,100	944,475
Align Technology Inc. (a)	2,600	1,017,172
Becton, Dickinson and Co.	4,110	1,072,710
Cigna Corp.	1,900	395,675
CVS Health Corp.	16,320	1,284,710
HCA Healthcare Inc.	5,100	709,512
IDEXX Laboratories Inc. (a)	3,400	848,844
Johnson & Johnson	9,185	1,269,091
Medtronic PLC	11,815	1,162,242
Mettler-Toledo International Inc. (a)	900	548,082
UnitedHealth Group Inc.	6,171	1,641,733
Vertex Pharmaceuticals Inc. (a)	3,100	597,494

		13,276,602

Industrials (12.82%)
American Airlines Group Inc.	9,000	371,970
Boeing Co., The	4,870	1,811,153
FedEx Corp.	3,500	842,765
General Dynamics Corp.	4,140	847,541
Honeywell International Inc.	10,713	1,782,643
Huntington Ingalls Industries Inc.	2,600	665,808
Northrop Grumman Corp.	2,593	822,940
Rollins Inc.	9,200	558,348
TransUnion	8,000	588,640
Union Pacific Corp.	6,600	1,074,678
United Continental Holdings Inc. (a)	6,100	543,266
United Rentals Inc. (a)	5,300	867,080
Waste Management Inc.	5,100	460,836

		11,237,668

Information Technology (21.54%)
Accenture PLC Class A	2,700	459,540
Adobe Systems Inc. (a)	1,800	485,910
Amphenol Corp. Class A	5,000	470,100
Apple Inc.	8,970	2,024,888
Applied Materials Inc.	17,500	676,375
Arista Networks Inc. (a)	1,700	451,962
Booz Allen Hamilton Holding Corp.	8,934	443,394
Cadence Design Systems Inc. (a)	13,000	589,160
DXC Technology Co.	4,200	392,784
FleetCor Technologies Inc. (a)	2,700	615,168
Fortinet Inc. (a)	5,700	525,939
GoDaddy Inc. Class A (a)	5,200	433,628
Intuit Inc.	4,100	932,340
IPG Photonics Corp. (a)	1,500	234,105
KLA-Tencor Corp.	3,900	396,669

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Lam Research Corp.	6,700	$1,016,391
Mastercard Inc. Class A	2,900	645,569
Micron Technology Inc. (a)	15,300	692,019
Microsoft Corp.	13,220	1,511,971
Motorola Solutions Inc.	6,795	884,301
NVIDIA Corp.	3,500	983,570
ON Semiconductor Corp. (a)	23,000	423,890
Oracle Corp.	16,000	824,960
Red Hat Inc. (a)	2,400	327,072
SS&C Technologies Holdings Inc.	4,200	238,686
Texas Instruments Inc.	6,200	665,198
Total System Services Inc.	5,000	493,700
VeriSign Inc. (a)	3,600	576,432
WEX Inc. (a)	2,300	461,748

		18,877,469

Materials (3.62%)
Avery Dennison Corp.	3,700	400,895
Ecolab Inc.	3,000	470,340
LyondellBasell Industries NV Class A	4,000	410,040
Packaging Corporation of America	3,600	394,884
Sherwin-Williams Co., The	2,095	953,665
Southern Copper Corp.	12,500	539,250

		3,169,074

Real Estate (3.51%)
Crown Castle International Corp.	7,555	841,098
Equity LifeStyle Properties Inc.	6,100	588,345
Extra Space Storage Inc.	4,600	398,544
Public Storage	2,000	403,260
Simon Property Group Inc.	4,775	843,981

		3,075,228

Utilities (2.78%)
CMS Energy Corp.	17,055	835,695
NextEra Energy Inc.	4,875	817,050
WEC Energy Group Inc.	11,700	781,092

		2,433,837

Total Common Stocks
(cost $64,349,367)		84,436,739

	Shares	Value
Short-term Investments (3.17%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	2,776,052	$2,776,052

Total Short-term Investments
(cost $2,776,052)		2,776,052

TOTAL INVESTMENTS (99.52%)
(cost $67,125,419)		87,212,791
OTHER ASSETS, NET OF LIABILITIES (0.48%)		422,514

NET ASSETS (100.00%)		$87,635,305

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (49.46%)
Communication Services (2.13%)
Intelsat SA (a)	45,900	$1,377,000
Rosetta Stone Inc. (a)	15,000	298,350
Windstream Holdings Inc. (a)	9,960	48,804

		1,724,154

Consumer Discretionary (6.45%)
American Axle & Manufacturing Holdings Inc. (a)	26,700	465,648
Big 5 Sporting Goods Corp.	21,600	110,160
Caleres Inc.	6,700	240,262
Conn’s Inc. (a)	11,800	417,130
Dana Inc.	17,100	319,257
Fossil Group Inc. (a)	40,100	933,528
KB Home	15,500	370,605
LGI Homes Inc. (a)	7,200	341,568
Modine Manufacturing Co. (a)	8,000	119,200
Office Depot Inc.	113,300	363,693
Tailored Brands Inc.	19,400	488,686
Tower International Inc.	13,500	408,375
Weight Watchers International Inc. (a)	8,800	633,512

		5,211,624

Consumer Staples (1.80%)
Darling Ingredients Inc. (a)	21,500	415,380
Dean Foods Co.	28,000	198,800
Sanderson Farms Inc.	4,600	475,502
SUPERVALU Inc. (a)	11,342	365,439

		1,455,121

Energy (5.13%)
Arch Coal Inc. Class A	4,500	402,300
California Resources Corp. (a)	31,900	1,548,107
Cloud Peak Energy Inc. (a)	75,200	172,960
Denbury Resources Inc. (a)	64,600	400,520
Par Pacific Holdings Inc. (a)	10,000	204,000
Pioneer Energy Services Corp. (a)	72,400	213,580
Rowan Companies PLC Class A (a)	34,800	655,284
W&T Offshore Inc. (a)	56,700	546,588

		4,143,339

Financials (12.91%)
American Equity Investment Life Holding Co.	23,200	820,352
Argo Group International Holdings Ltd.	8,740	551,057
Banco Latinoamericano de Comercio Exterior SA	12,300	257,316
Banner Corp.	6,300	391,671
Capitol Federal Financial Inc.	25,400	323,597
CNO Financial Group Inc.	11,500	244,030
Enova International Inc. (a)	13,900	400,320
Enstar Group Ltd. (a)	1,800	375,300
FBL Financial Group Inc. Class A	5,100	383,775
First BanCorp (a)	76,300	694,330
Flagstar Bancorp Inc. (a)	9,800	308,406

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Heartland Financial USA Inc.	8,800	$510,840
Investors Bancorp Inc.	36,100	442,947
Kearny Financial Corp.	30,700	425,195
National Western Life Group Inc. Class A	1,500	478,800
Ocwen Financial Corp. (a)	98,200	386,908
Provident Financial Services Inc.	14,400	353,520
Sandy Spring Bancorp Inc.	9,800	385,238
Selective Insurance Group Inc.	14,000	889,000
Stifel Financial Corp.	7,800	399,828
Tristate Capital Holdings Inc. (a)	19,500	538,200
Walker & Dunlop Inc.	12,600	666,288
Washington Trust Bancorp Inc.	3,300	182,490
WMIH Corp. (a)	22,596	31,408

		10,440,816

Health Care (2.31%)
Community Health Systems Inc. (a)	25,700	88,922
Enanta Pharmaceuticals Inc. (a)	3,400	290,564
LHC Group Inc. (a)	7,200	741,528
Magellan Health Inc. (a)	5,500	396,275
Triple-S Management Corp. Class B (a)	18,600	351,354

		1,868,643

Industrials (7.77%)
Acco Brands Corp.	34,200	386,460
Aircastle Ltd.	15,000	328,650
EMCOR Group Inc.	5,400	405,594
Federal Signal Corp.	18,400	492,752
GATX Corp.	9,600	831,264
General Finance Corp. (a)	24,100	384,395
Greenbrier Companies Inc., The	9,600	576,960
Meritor Inc. (a)	23,000	445,280
Moog Inc. Class A	2,200	189,134
SkyWest Inc.	13,300	783,370
Spartan Motors Inc.	24,700	364,325
Sterling Construction Company Inc. (a)	31,600	452,512
Systemax Inc.	12,400	408,456
Triton International Ltd. of Bermuda	7,000	232,890

		6,282,042

Information Technology (3.68%)
AVX Corp.	22,200	400,710
CTS Corp.	7,700	264,110
Sanmina Corp. (a)	20,400	563,040
Tech Data Corp. (a)	3,800	271,966
TTM Technologies Inc. (a)	20,200	321,382
Unisys Corp. (a)	30,600	624,240
Vishay Intertechnology Inc.	26,100	531,135

		2,976,583

Materials (1.99%)
SunCoke Energy Inc. (a)	41,800	485,716
Verso Corp. Class A (a)	22,000	740,740
Warrior Met Coal Inc.	14,200	383,968

		1,610,424

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (3.78%)
CBL & Associates Properties Inc.	47,000	$187,530
Cousins Properties Inc.	50,800	451,612
Global Net Lease Inc.	22,200	462,870
Healthcare Realty Trust Inc.	12,700	371,602
PotlatchDeltic Corp.	8,900	364,455
Select Income REIT	21,900	480,486
Sunstone Hotel Investors Inc.	22,600	369,736
Washington Prime Group Inc.	50,100	365,730

		3,054,021

Utilities (1.51%)
ALLETE Inc.	4,700	352,547
NorthWestern Corp.	6,400	375,424
ONE Gas Inc.	6,000	493,680

		1,221,651

Total Common Stocks
(cost $31,906,476)		39,988,418

Exchange-Traded Funds (48.47%)
iShares Core S&P Mid-Cap ETF	194,704	39,191,968

Total Exchange-Traded Funds
(cost $33,670,922)		39,191,968

Short-term Investments (1.87%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	1,513,984	1,513,984

Total Short-term Investments
(cost $1,513,984)		1,513,984

TOTAL INVESTMENTS (99.80%)
(cost $67,091,382)		80,694,370
OTHER ASSETS, NET OF LIABILITIES (0.20%)		163,949

NET ASSETS (100.00%)		$80,858,319

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (94.85%)
Australia (1.02%)
Domino’s Pizza Enterprises Ltd.	14,304	$550,069

Austria (0.75%)
Bawag Group AG (b)	8,702	403,899

Belgium (2.00%)
Anheuser-Busch InBev SA/NV	12,307	1,077,301

Brazil (0.31%)
Ambev SA	4,900	22,252
Ambev SA ADR	4,880	22,302
PagSeguro Digital Ltd. Class A (c)	4,317	119,451

		164,005

Canada (2.07%)
Constellation Software Inc.	731	537,572
Dollarama Inc.	18,359	578,352

		1,115,924

China (4.21%)
58.com Inc ADR (c)	1,959	144,182
Alibaba Group Holding Ltd. Sponsored ADR (c)	10,596	1,745,797
Ctrip.com International Ltd. ADR (c)	10,129	376,495

		2,266,474

Colombia (2.61%)
Bancolombia SA Sponsored ADR	6,623	276,312
Cementos Argos SA	50,144	130,319
Grupo Argos SA	60,516	332,932
Grupo Aval Acciones y Valores SA ADR	32,971	255,855
Grupo de Inversiones Suramericana	34,810	408,396

		1,403,814

Denmark (0.77%)
Novo Nordisk A/S Class B	8,847	416,385

France (10.07%)
Airbus SE	2,262	283,977
Altran Technologies SA	49,374	428,178
AXA SA	15,958	427,606
Compagnie Generale des Etablissements Michelin	3,501	417,864
Essilor International SA	3,335	493,646
Eurofins Scientific SE	1,365	776,591
JC Decaux SA	1,302	47,618
L’Oreal SA	1,563	376,819
Orange SA	21,556	342,991
Pernod Ricard SA	2,848	467,094
Schneider Electric SE (Paris)	1,336	107,277
UbiSoft Entertainment SA (c)	5,495	593,354
Vivendi	25,665	660,028

		5,423,043

	Shares	Value
Common Stocks (Cont.)
Germany (13.17%)
Allianz SE Reg.	1,262	$280,879
Aroundtown SA	86,093	767,016
Bayer AG Reg.	14,793	1,312,149
Deutsche Boerse AG	8,135	1,087,704
Fresenius SE & Co. KGaA	5,176	379,557
Linde AG Tender Shares	2,463	581,655
SAP SE	9,084	1,117,001
Scout24 AG (b)	14,405	670,942
Wirecard AG	4,134	894,387

		7,091,290

Hong Kong (2.27%)
MGM China Holdings Ltd.	252,800	399,108
Tencent Holdings Ltd.	20,100	820,700

		1,219,808

India (1.42%)
HDFC Bank Ltd. ADR	5,107	480,569
Makemytrip Ltd. (c)	10,364	284,492

		765,061

Ireland (1.27%)
Ryanair Holdings PLC SP ADR (c)	7,140	685,726

Israel (0.77%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	19,302	415,765

Italy (1.14%)
Telecom Italia SpA (c)	340,393	205,762
Telecom Italia SpA RSP	102,325	54,892
UniCredit SpA	23,390	350,960

		611,614

Japan (11.82%)
Fanuc Corp.	6,200	1,166,423
Harmonic Drive Systems Inc.	800	29,465
Hoya Corp.	5,600	332,589
Japan Tobacco Inc.	8,100	211,518
LIFULL Co. Ltd.	25,800	143,020
MISUMI Group Inc.	22,800	589,938
Nabtesco Corp.	6,600	175,481
Nintendo Co. Ltd.	1,600	582,133
Olympus Corp.	17,500	682,866
Sapporo Holdings Ltd.	1,700	35,351
SMC Corp.	800	256,057
SoftBank Group Corp.	3,600	359,638
Sony Corp.	7,400	449,829
START TODAY Co. Ltd.	8,200	248,047
Sumitomo Mitsui Financial Group Inc.	11,800	474,878
Tokio Marine Holdings Inc.	12,600	625,509

		6,362,742

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (0.00%)
Genting BHD Warrants (c)	21,382	$697

Mexico (0.88%)
Bolsa Mexicana de Valores SAB de CV	108,500	221,998
Fibra Uno Administracion SA de CV	77,700	102,761
Fibra Uno Administracion SA de CV (b)	27,600	36,502
Grupo Televisa SAB Sponsored ADR	6,196	109,917

		471,178

Netherlands (8.49%)
ASML Holding NV	7,593	1,425,620
Heineken NV	4,922	461,933
ING Groep NV	22,121	287,111
InterXion Holding NV (c)	16,839	1,133,265
Koninklijke Philips NV	18,478	842,254
QIAGEN NV (c)	11,166	422,968

		4,573,151

Norway (0.36%)
Equinor ASA	6,903	194,087

Spain (1.22%)
Banco Bilbao Vizcaya Argentaria SA	47,962	304,091
Cellnex Telecom SA (b)	13,494	353,910

		658,001

Sweden (1.57%)
Atlas Copco AB A Shares	14,800	425,621
Epiroc Aktiegolag Class A (c)	14,800	165,362
Investor AB B Shares	5,543	255,430

		846,413

Switzerland (3.66%)
Compagnie Financiere Richemont SA Reg.	5,275	430,072
Julius Baer Group Ltd.	16,800	839,599
LafargeHolcim Ltd. Reg.	3,679	182,136
Novartis AG Reg.	5,202	447,780
Transocean Ltd. (c)	4,901	68,369

		1,967,956

Taiwan (0.54%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	6,534	288,541

United Kingdom (12.99%)
ASOS PLC (c)	3,901	292,522
B&M European Value Retail SA	106,407	536,270
BP PLC	74,902	574,104
British American Tobacco PLC	11,729	546,812
ConvaTec Group PLC (b)	43,504	131,629
Dechra Pharmaceuticals PLC	18,605	527,839
Diageo PLC	11,718	415,146
Domino’s Pizza Group PLC	118,691	432,202
GW Pharmaceuticals PLC ADR (c)	991	171,185

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Hargreaves Lansdown PLC	17,077	$497,122
Just Eat PLC (c)	40,125	350,195
Liberty Global PLC Class A (c)	3,434	99,346
Liberty Global PLC Series C (c)	3,076	86,620
Reckitt Benckiser Group PLC	12,593	1,150,371
Rolls-Royce Holdings PLC	46,325	595,990
Shire PLC	7,565	457,046
Weir Group PLC, The	5,592	128,291

		6,992,690

United States (9.47%)
Applied Materials Inc.	4,560	176,244
Facebook Inc. Class A (c)	3,406	560,151
Las Vegas Sands Corp.	19,022	1,128,575
Philip Morris International Inc.	5,723	466,653
Schlumberger Ltd.	17,505	1,066,405
Worldpay Inc. Class A (c)	9,482	960,242
Wynn Resorts Ltd.	5,840	742,030

		5,100,300

Total Common Stocks
(cost $44,520,421)		51,065,934

Preferred Stocks (a) (0.11%)
Colombia (0.11%)
Grupo Argos SA, 0.00%	7,187	35,125
Grupo de Inversiones Suramericana, 0.00%	2,235	25,648

		60,773

Total Preferred Stocks
(cost $70,988)		60,773

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (4.33%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (d)	2,332,641	$2,332,641

Total Short-term Investments
(cost $2,332,641)		2,332,641

TOTAL INVESTMENTS (99.29%)
(cost $46,924,050)		53,459,348
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.71%)		381,145

NET ASSETS (100.00%)		$53,840,493

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $1,596,882 or 2.97% of net assets.

(c)	Non-income producing security.

(d)	Rate shown is the 7-day yield as of September 30, 2018.

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$18,282,066	34.20
United States Dollar	14,620,098	27.35
British Pound	6,635,539	12.41
Japanese Yen	6,362,742	11.90
Swiss Franc	1,899,587	3.55
Hong Kong Dollar	1,219,808	2.28
Canadian Dollar	1,115,924	2.09
Colombian Peso	932,420	1.75
Swedish Krona	846,413	1.58
Australian Dollar	550,069	1.03
Danish Krone	416,385	0.78
Mexican Peso	361,261	0.68
Norwegian Krone	194,087	0.36
Brazilian Real	22,252	0.04
Malaysian Ringgit	697	0.00

Total Investments	$53,459,348	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$8,962,616	16.65
Health Care	7,810,249	14.51
Financials	7,503,566	13.94
Information Technology	7,080,501	13.15
Communication Services	5,835,204	10.84
Consumer Staples	5,253,552	9.76
Industrials	4,609,608	8.56
Energy	1,902,965	3.53
Materials	1,262,167	2.34
Real Estate	906,279	1.68

Total Stocks	51,126,707	94.96
Short-term Investments	2,332,641	4.33
Cash and Other Assets, Net of Liabilities	381,145	0.71

Net Assets	$53,840,493	100.00%

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.72%)
Communication Services (9.32%)
Activision Blizzard Inc.	23,074	$1,919,526
Alphabet Inc. Class A (a)	9,047	10,920,453
Alphabet Inc. Class C (a)	9,319	11,121,947
AT&T Inc.	219,784	7,380,347
CBS Corp. Class B	10,187	585,243
CenturyLink Inc.	28,767	609,860
Charter Communications Inc. Class A (a)	5,403	1,760,730
Comcast Corp. Class A	138,367	4,899,575
Discovery Inc. Class A (a)	4,753	152,096
Discovery Inc. Class C (a)	10,885	321,978
DISH Network Corp. Class A (a)	6,837	244,491
Electronic Arts Inc. (a)	9,288	1,119,111
Facebook Inc. Class A (a)	72,989	12,003,771
Interpublic Group of Companies Inc., The	11,464	262,182
News Corp. Class A	11,824	155,959
News Corp. Class B	3,619	49,218
Omnicom Group Inc.	6,749	459,067
Take-Two Interactive Software Inc. (a)	3,477	479,791
Twenty-First Century Fox Inc. Class A	31,889	1,477,417
Twenty-First Century Fox Inc. Class B	14,742	675,478
Twitter Inc. (a)	21,789	620,115
Verizon Communications Inc.	125,053	6,676,580
Viacom Inc. Class B	10,439	352,421
Walt Disney Co., The	45,011	5,263,587

		69,510,943

Consumer Discretionary (10.96%)
Advance Auto Parts Inc.	2,202	370,663
Amazon.com Inc. (a)	12,400	24,837,200
Aptiv PLC	8,020	672,878
AutoZone Inc. (a)	809	627,541
Best Buy Co. Inc.	7,461	592,105
Booking Holdings Inc. (a)	1,437	2,851,008
BorgWarner Inc.	6,321	270,412
CarMax Inc. (a)	5,302	395,900
Carnival Corp.	12,278	782,968
Chipotle Mexican Grill Inc. (a)	740	336,345
Darden Restaurants Inc.	3,728	414,516
Dollar General Corp.	8,036	878,335
Dollar Tree Inc. (a)	7,168	584,550
DR Horton Inc.	10,353	436,690
eBay Inc. (a)	28,152	929,579
Expedia Group Inc.	3,632	473,903
Foot Locker Inc.	3,579	182,457
Ford Motor Co.	117,571	1,087,532
GAP Inc., The	6,491	187,265
Garmin Ltd.	3,657	256,173
General Motors Co.	39,711	1,337,069
Genuine Parts Co.	4,393	436,664
Goodyear Tire & Rubber Co., The	7,015	164,081
H&R Block Inc.	6,576	169,332
Hanesbrands Inc.	11,106	204,684
Harley-Davidson Inc.	5,034	228,040
Hasbro Inc.	3,534	371,494

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Hilton Worldwide Holdings Inc.	9,025	$729,040
Home Depot Inc., The	34,627	7,172,983
Kohl’s Corp.	5,011	373,570
L Brands Inc.	7,344	222,523
Leggett & Platt Inc.	3,887	170,212
Lennar Corp. Class A	8,829	412,226
LKQ Corp. (a)	9,627	304,887
Lowe’s Companies Inc.	24,545	2,818,257
Macy’s Inc.	9,083	315,453
Marriott International Inc. Class A	8,716	1,150,773
Mattel Inc. (a)	10,599	166,404
McDonald’s Corp.	23,480	3,927,969
MGM Resorts International	15,329	427,832
Michael Kors Holdings Ltd. (a)	4,582	314,142
Mohawk Industries Inc. (a)	1,889	331,236
Netflix Inc. (a)	13,179	4,930,659
Newell Brands Inc.	13,156	267,067
NIKE Inc. Class B	38,754	3,283,239
Nordstrom Inc.	3,499	209,275
Norwegian Cruise Line Holdings Ltd. (a)	6,220	357,215
O’Reilly Automotive Inc. (a)	2,447	849,892
PulteGroup Inc.	8,067	199,820
PVH Corp.	2,281	329,376
Ralph Lauren Corp.	1,732	238,237
Ross Stores Inc.	11,481	1,137,767
Royal Caribbean Cruises Ltd.	5,161	670,620
Starbucks Corp.	40,831	2,320,834
Tapestry Inc.	8,690	436,846
Target Corp.	16,042	1,415,065
Tiffany & Co.	3,297	425,214
TJX Companies Inc., The	18,867	2,113,481
Tractor Supply Co.	3,696	335,892
TripAdvisor Inc. (a)	3,160	161,381
Ulta Beauty Inc. (a)	1,740	490,889
Under Armour Inc. Class A (a)	5,882	124,816
Under Armour Inc. Class C (a)	5,923	115,262
VF Corp.	9,861	921,510
Whirlpool Corp.	1,972	234,175
Wynn Resorts Ltd.	2,959	375,971
Yum! Brands Inc.	9,663	878,466

		81,739,860

Consumer Staples (6.68%)
Altria Group Inc.	56,966	3,435,619
Archer-Daniels-Midland Co.	16,878	848,457
Brown-Forman Corp. Class B	5,101	257,856
Campbell Soup Co.	5,850	214,286
Church & Dwight Co. Inc.	7,297	433,223
Clorox Co., The	3,857	580,131
Coca-Cola Co., The	115,582	5,338,733
Colgate-Palmolive Co.	26,230	1,756,099
Conagra Brands Inc.	11,805	401,016
Constellation Brands Inc. Class A	5,052	1,089,312
Costco Wholesale Corp.	13,224	3,106,053

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Coty Inc. Class A	14,027	$176,179
Estee Lauder Companies Inc. Class A, The	6,760	982,363
General Mills Inc.	18,024	773,590
Hershey Co., The	4,260	434,520
Hormel Foods Corp.	8,336	328,438
JM Smucker Co., The	3,379	346,719
Kellogg Co.	7,533	527,461
Kimberly-Clark Corp.	10,489	1,191,970
Kraft Heinz Co., The	18,819	1,037,115
Kroger Co., The	24,257	706,121
McCormick & Company Inc.	3,707	488,397
Molson Coors Brewing Co. Class B	5,485	337,328
Mondelez International Inc. Class A	44,389	1,906,951
Monster Beverage Corp. (a)	12,040	701,691
PepsiCo Inc.	42,726	4,776,767
Philip Morris International Inc.	47,047	3,836,212
Procter & Gamble Co., The	75,334	6,270,049
Sysco Corp.	14,476	1,060,367
Tyson Foods Inc. Class A	8,984	534,818
Walgreens Boots Alliance Inc.	25,681	1,872,145
Walmart Inc.	43,433	4,078,793

		49,828,779

Energy (5.98%)
Anadarko Petroleum Corp.	15,449	1,041,417
Andeavor	4,196	644,086
Apache Corp.	11,658	555,737
Baker Hughes, a GE Co.	12,736	430,859
Cabot Oil & Gas Corp.	13,569	305,574
Chevron Corp.	57,992	7,091,262
Cimarex Energy Co.	2,865	266,273
Concho Resources Inc. (a)	6,061	925,818
ConocoPhillips	35,186	2,723,396
Devon Energy Corp.	15,399	615,036
EOG Resources Inc.	17,530	2,236,302
EQT Corp.	7,990	353,398
Exxon Mobil Corp.	128,136	10,894,123
Halliburton Co.	26,309	1,066,304
Helmerich & Payne Inc.	3,352	230,517
Hess Corp.	7,785	557,250
HollyFrontier Corp.	4,905	342,860
Kinder Morgan Inc.	57,009	1,010,770
Marathon Oil Corp.	25,688	598,017
Marathon Petroleum Corp.	13,650	1,091,591
National-Oilwell Varco Inc.	11,442	492,921
Newfield Exploration Co. (a)	6,148	177,247
Noble Energy Inc.	14,784	461,113
Occidental Petroleum Corp.	22,998	1,889,746
ONEOK Inc.	12,426	842,359
Phillips 66	12,927	1,457,131
Pioneer Natural Resources Co.	5,108	889,763
Schlumberger Ltd.	41,890	2,551,939
TechnipFMC PLC	13,041	407,531
Valero Energy Corp.	12,960	1,474,200
Williams Companies Inc., The	36,602	995,205

		44,619,745

	Shares	Value
Common Stocks (Cont.)
Financials (13.29%)
Affiliated Managers Group Inc.	1,673	$228,733
Aflac Inc.	23,379	1,100,450
Allstate Corp., The	10,516	1,037,929
American Express Co.	21,516	2,291,239
American International Group Inc.	27,105	1,443,070
Ameriprise Financial Inc.	4,365	644,536
Aon PLC	7,393	1,136,896
Arthur J. Gallagher & Co.	5,494	408,973
Assurant Inc.	1,538	166,027
Bank of America Corp.	281,134	8,282,208
Bank of New York Mellon Corp.	27,842	1,419,664
BB&T Corp.	23,375	1,134,623
Berkshire Hathaway Inc. Class B (a)	58,999	12,632,276
BlackRock Inc.	3,708	1,747,692
Brighthouse Financial Inc. (a)	3,625	160,370
Capital One Financial Corp.	14,608	1,386,737
Cboe Global Markets Inc.	3,466	332,597
Charles Schwab Corp., The	36,392	1,788,667
Chubb Ltd.	14,019	1,873,499
Cincinnati Financial Corp.	4,464	342,880
Citigroup Inc.	76,165	5,464,077
Citizens Financial Group Inc.	14,385	554,829
CME Group Inc.	10,247	1,744,142
Comerica Inc.	5,247	473,279
Discover Financial Services	10,484	801,502
E*TRADE Financial Corp. (a)	8,081	423,364
Everest Re Group Ltd.	1,231	281,247
Fifth Third Bancorp	20,167	563,063
Franklin Resources Inc.	9,736	296,072
Goldman Sachs Group Inc., The	10,577	2,371,786
Hartford Financial Services Group Inc., The	10,751	537,120
Huntington Bancshares Inc.	33,312	497,015
Intercontinental Exchange Inc.	17,417	1,304,359
Invesco Ltd.	12,248	280,234
Jefferies Financial Group Inc.	9,078	199,353
JPMorgan Chase & Co.	101,717	11,477,746
KeyCorp	31,842	633,337
Lincoln National Corp.	6,606	446,962
Loews Corp.	8,416	422,736
M&T Bank Corp.	4,330	712,458
Marsh & McLennan Companies Inc.	15,225	1,259,412
MetLife Inc.	30,109	1,406,692
Moody’s Corp.	5,004	836,669
Morgan Stanley	40,133	1,868,994
MSCI Inc.	2,718	482,200
Nasdaq Inc.	3,520	302,016
Northern Trust Corp.	6,758	690,195
People’s United Financial Inc.	10,789	184,708
PNC Financial Services Group Inc.	14,089	1,918,781
Principal Financial Group Inc.	8,078	473,290

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Progressive Corp., The	17,527	$1,245,118
Prudential Financial Inc.	12,770	1,293,856
Raymond James Financial Inc.	3,890	358,075
Regions Financial Corp.	33,975	623,441
S&P Global Inc.	7,612	1,487,309
State Street Corp.	11,483	962,046
Suntrust Banks Inc.	14,049	938,333
SVB Financial Group (a)	1,601	497,639
Synchrony Financial	20,624	640,994
T. Rowe Price Group Inc.	7,305	797,560
Torchmark Corp.	3,298	285,904
Travelers Companies Inc., The	8,129	1,054,413
U.S. Bancorp	46,345	2,447,479
Unum Group	6,758	264,035
Wells Fargo & Co.	131,184	6,895,031
Willis Towers Watson PLC	3,989	562,210
Zions Bancorporation NA	6,024	302,100

		99,122,247

Health Care (14.99%)
Abbott Laboratories	53,094	3,894,976
AbbVie Inc.	45,829	4,334,507
ABIOMED Inc. (a)	1,358	610,761
Aetna Inc.	9,841	1,996,247
Agilent Technologies Inc.	9,673	682,333
Alexion Pharmaceuticals Inc. (a)	6,742	937,205
Align Technology Inc. (a)	2,212	865,379
Allergan PLC	9,657	1,839,465
AmerisourceBergen Corp.	4,826	445,054
Amgen Inc.	19,590	4,060,811
Anthem Inc.	7,867	2,155,951
Baxter International Inc.	15,038	1,159,279
Becton, Dickinson and Co.	8,098	2,113,578
Biogen Inc. (a)	6,097	2,154,131
Boston Scientific Corp. (a)	41,854	1,611,379
Bristol-Myers Squibb Co.	49,218	3,055,453
Cardinal Health Inc.	9,493	512,622
Celgene Corp. (a)	21,264	1,902,915
Centene Corp. (a)	6,228	901,690
Cerner Corp. (a)	9,957	641,330
Cigna Corp.	7,325	1,525,431
Cooper Companies Inc., The	1,475	408,796
CVS Health Corp.	30,812	2,425,521
Danaher Corp.	18,637	2,025,096
DaVita Inc. (a)	3,839	274,988
Dentsply Sirona Inc.	6,996	264,029
Edwards Lifesciences Corp. (a)	6,385	1,111,629
Eli Lilly and Co.	28,929	3,104,371
Envision Healthcare Corp. (a)	3,735	170,802
Express Scripts Holding Co. (a)	17,016	1,616,690
Gilead Sciences Inc.	39,137	3,021,768
HCA Healthcare Inc.	8,169	1,136,471
Henry Schein Inc. (a)	4,730	402,192
Hologic Inc. (a)	8,166	334,643
Humana Inc.	4,169	1,411,290
IDEXX Laboratories Inc. (a)	2,634	657,604

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Illumina Inc. (a)	4,423	$1,623,506
Incyte Corp. (a)	5,250	362,670
Intuitive Surgical Inc. (a)	3,443	1,976,282
IQVIA Holdings Inc. (a)	4,919	638,191
Johnson & Johnson	81,194	11,218,575
Laboratory Corp. of America Holdings (a)	3,077	534,413
McKesson Corp.	6,032	800,145
Medtronic PLC	40,777	4,011,233
Merck & Co. Inc.	80,491	5,710,032
Mettler-Toledo International Inc. (a)	771	469,524
Mylan NV (a)	15,617	571,582
Nektar Therapeutics (a)	5,220	318,211
PerkinElmer Inc.	3,329	323,812
Perrigo Co. PLC	3,919	277,465
Pfizer Inc.	177,417	7,818,767
Quest Diagnostics Inc.	4,103	442,755
Regeneron Pharmaceuticals Inc. (a)	2,323	938,585
ResMed Inc.	4,311	497,231
Stryker Corp.	9,395	1,669,304
Thermo Fisher Scientific Inc.	12,191	2,975,579
UnitedHealth Group Inc.	29,129	7,749,479
Universal Health Services Inc. Class B	2,600	332,384
Varian Medical Systems Inc. (a)	2,695	301,651
Vertex Pharmaceuticals Inc. (a)	7,665	1,477,352
Waters Corp. (a)	2,332	453,994
WellCare Health Plans Inc. (a)	1,484	475,607
Zimmer Biomet Holdings Inc.	6,094	801,178
Zoetis Inc.	14,548	1,332,017

		111,867,911

Industrials (9.70%)
3M Co.	17,754	3,740,945
A.O. Smith Corp.	4,500	240,165
Alaska Air Group Inc.	3,670	252,716
Allegion PLC	2,797	253,324
American Airlines Group Inc.	12,285	507,739
AMETEK Inc.	6,938	548,935
Arconic Inc.	12,534	275,873
Boeing Co., The	16,170	6,013,623
Caterpillar Inc.	17,974	2,740,855
CH Robinson Worldwide Inc.	4,116	403,039
Cintas Corp.	2,622	518,658
Copart Inc. (a)	6,140	316,394
CSX Corp.	24,692	1,828,443
Cummins Inc.	4,547	664,180
Deere & Co.	9,748	1,465,417
Delta Air Lines Inc.	19,040	1,101,083
Dover Corp.	4,470	395,729
Eaton Corp. PLC	13,123	1,138,158
Emerson Electric Co.	18,975	1,453,106
Equifax Inc.	3,594	469,269
Expeditors International of Washington Inc.	5,265	387,135
Fastenal Co.	8,595	498,682
FedEx Corp.	7,380	1,777,030

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Flowserve Corp.	4,015	$219,580
Fluor Corp.	4,304	250,062
Fortive Corp.	9,243	778,261
Fortune Brands Home & Security Inc.	4,553	238,395
General Dynamics Corp.	8,429	1,725,585
General Electric Co.	263,036	2,969,676
Harris Corp.	3,592	607,802
Honeywell International Inc.	22,484	3,741,338
Huntington Ingalls Industries Inc.	1,342	343,659
IHS Markit Ltd. (a)	10,860	586,006
Illinois Tool Works Inc.	9,338	1,317,779
Ingersoll-Rand PLC	7,537	771,035
J.B. Hunt Transport Services Inc.	2,608	310,196
Jacobs Engineering Group Inc.	3,724	284,886
Johnson Controls International PLC	27,938	977,830
Kansas City Southern	3,105	351,734
L3 Technologies Inc.	2,335	496,468
Lockheed Martin Corp.	7,484	2,589,165
Masco Corp.	9,465	346,419
Nielsen Holdings PLC	10,781	298,202
Norfolk Southern Corp.	8,513	1,536,597
Northrop Grumman Corp.	5,250	1,666,193
PACCAR Inc.	10,607	723,291
Parker Hannifin Corp.	4,023	739,950
Pentair PLC	4,876	211,375
Quanta Services Inc. (a)	4,775	159,390
Raytheon Co.	8,658	1,789,262
Republic Services Inc.	6,624	481,300
Robert Half International Inc.	3,727	262,306
Rockwell Automation Inc.	3,777	708,263
Rockwell Collins Inc.	4,910	689,708
Rollins Inc.	2,970	180,249
Roper Technologies Inc.	3,128	926,545
Snap-on Inc.	1,699	311,936
Southwest Airlines Co.	15,608	974,720
Stanley Black & Decker Inc.	4,625	677,285
Stericycle Inc. (a)	2,620	153,742
Textron Inc.	7,710	551,034
TransDigm Group Inc. (a)	1,487	553,610
Union Pacific Corp.	22,381	3,644,298
United Continental Holdings Inc. (a)	6,930	617,186
United Parcel Service Inc. Class B	20,985	2,449,999
United Rentals Inc. (a)	2,515	411,454
United Technologies Corp.	22,762	3,182,355
Verisk Analytics Inc. (a)	4,985	600,942
W.W. Grainger Inc.	1,376	491,796
Waste Management Inc.	11,898	1,075,103
Xylem Inc.	5,360	428,103

		72,392,568

Information Technology (20.93%)
Accenture PLC Class A	19,349	3,293,200
Adobe Systems Inc. (a)	14,819	4,000,389
Advanced Micro Devices Inc. (a)	25,964	802,028
Akamai Technologies Inc. (a)	5,197	380,161
Alliance Data Systems Corp.	1,428	337,236

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amphenol Corp. Class A	9,042	$850,129
Analog Devices Inc.	11,122	1,028,340
ANSYS Inc. (a)	2,522	470,807
Apple Inc.	138,869	31,348,288
Applied Materials Inc.	29,750	1,149,838
Arista Networks Inc. (a)	1,563	415,539
Autodesk Inc. (a)	6,609	1,031,731
Automatic Data Processing Inc.	13,260	1,997,752
Broadcom Inc.	13,065	3,223,527
Broadridge Financial Solutions Inc.	3,526	465,256
CA Inc.	9,454	417,394
Cadence Design Systems Inc. (a)	8,611	390,251
Cisco Systems Inc.	138,351	6,730,776
Citrix Systems Inc. (a)	3,897	433,191
Cognizant Technology Solutions Corp. Class A	17,597	1,357,609
Corning Inc.	24,956	880,947
DXC Technology Co.	8,610	805,207
F5 Networks Inc. (a)	1,850	368,927
Fidelity National Information Services Inc.	9,939	1,084,047
Fiserv Inc. (a)	12,318	1,014,757
FleetCor Technologies Inc. (a)	2,727	621,320
FLIR Systems Inc.	4,033	247,909
Gartner Inc. (a)	2,727	432,230
Global Payments Inc.	4,777	608,590
Hewlett Packard Enterprise Co.	44,539	726,431
HP Inc.	47,892	1,234,177
Intel Corp.	139,552	6,599,414
International Business Machines Corp.	27,625	4,177,176
Intuit Inc.	7,829	1,780,315
IPG Photonics Corp. (a)	1,132	176,671
Juniper Networks Inc.	10,340	309,890
KLA-Tencor Corp.	4,724	480,478
Lam Research Corp.	4,769	723,457
Mastercard Inc. Class A	27,600	6,144,036
Microchip Technology Inc.	7,044	555,842
Micron Technology Inc. (a)	34,915	1,579,205
Microsoft Corp.	232,079	26,542,875
Motorola Solutions Inc.	4,897	637,296
NetApp Inc.	7,847	673,979
NVIDIA Corp.	18,401	5,171,049
Oracle Corp.	85,548	4,410,855
Paychex Inc.	9,650	710,723
PayPal Holdings Inc. (a)	35,824	3,146,780
Qorvo Inc. (a)	3,818	293,566
QUALCOMM Inc.	42,565	3,065,957
Red Hat Inc. (a)	5,326	725,827
salesforce.com inc. (a)	22,902	3,642,105
Seagate Technology PLC	7,909	374,491
Skyworks Solutions Inc.	5,538	502,352
Symantec Corp.	18,616	396,149
Synopsys Inc. (a)	4,433	437,138
TE Connectivity Ltd.	10,587	930,915
Texas Instruments Inc.	29,508	3,165,913
Total System Services Inc.	5,043	497,946

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
VeriSign Inc. (a)	3,247	$519,910
Visa Inc. Class A	53,814	8,076,943
Western Digital Corp.	8,818	516,206
Western Union Co.	14,182	270,309
Xerox Corp.	6,504	175,478
Xilinx Inc.	7,568	606,722

		156,165,952

Materials (2.42%)
Air Products & Chemicals Inc.	6,581	1,099,356
Albemarle Corp.	3,280	327,278
Avery Dennison Corp.	2,630	284,961
Ball Corp.	10,579	465,370
CF Industries Holdings Inc.	6,942	377,922
DowDuPont Inc.	69,939	4,497,777
Eastman Chemical Co.	4,323	413,798
Ecolab Inc.	7,694	1,206,265
FMC Corp.	4,123	359,443
Freeport-McMoRan Inc.	43,854	610,448
International Flavors & Fragrances Inc.	2,384	331,662
International Paper Co.	12,422	610,541
LyondellBasell Industries NV Class A	9,626	986,761
Martin Marietta Materials Inc.	1,864	339,155
Mosaic Co., The	10,482	340,455
Newmont Mining Corp.	16,086	485,797
Nucor Corp.	9,583	608,041
Packaging Corporation of America	2,860	313,713
PPG Industries Inc.	7,325	799,377
Praxair Inc.	8,644	1,389,350
Sealed Air Corp.	4,739	190,271
Sherwin-Williams Co., The	2,485	1,131,197
Vulcan Materials Co.	3,972	441,686
WestRock Co.	7,752	414,270

		18,024,894

Real Estate (2.64%)
Alexandria Real Estate Equities Inc.	3,201	402,654
American Tower Corp.	13,295	1,931,764
Apartment Investment and Management Co.	4,750	209,618
AvalonBay Communities Inc.	4,165	754,490
Boston Properties Inc.	4,634	570,399
CBRE Group Inc. Class A (a)	9,564	421,772
Crown Castle International Corp.	12,469	1,388,174
Digital Realty Trust Inc.	6,162	693,102
Duke Realty Corp.	10,932	310,141
Equinix Inc.	2,384	1,032,010
Equity Residential	11,100	735,486
Essex Property Trust Inc.	2,010	495,887
Extra Space Storage Inc.	3,720	322,301
Federal Realty Investment Trust	2,250	284,558
HCP Inc.	14,435	379,929
Host Hotels & Resorts Inc.	22,738	479,772
Iron Mountain Inc.	8,652	298,667
Kimco Realty Corp.	13,246	221,738

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Macerich Co., The	3,346	$185,000
Mid-America Apartment Communities Inc.	3,336	334,200
Prologis Inc.	18,948	1,284,485
Public Storage	4,512	909,755
Realty Income Corp.	8,778	499,380
Regency Centers Corp.	5,128	331,628
SBA Communications Corp. (a)	3,450	554,174
Simon Property Group Inc.	9,293	1,642,538
SL Green Realty Corp.	2,661	259,527
UDR Inc.	8,298	335,488
Ventas Inc.	10,725	583,226
Vornado Realty Trust	5,298	386,754
Welltower Inc.	11,114	714,852
Weyerhaeuser Co.	22,787	735,334

		19,688,803

Utilities (2.81%)
AES Corp., The	20,195	282,730
Alliant Energy Corp.	7,053	300,246
Ameren Corp.	7,349	464,604
American Electric Power Company Inc.	14,781	1,047,677
American Water Works Co. Inc.	5,330	468,880
CenterPoint Energy Inc.	13,112	362,547
CMS Energy Corp.	8,563	419,587
Consolidated Edison Inc.	9,270	706,281
Dominion Energy Inc.	19,786	1,390,560
DTE Energy Co.	5,409	590,284
Duke Energy Corp.	21,559	1,725,151
Edison International	9,828	665,159
Entergy Corp.	5,420	439,725
Evergy Inc.	8,193	449,960
Eversource Energy	9,549	586,691
Exelon Corp.	29,014	1,266,751
FirstEnergy Corp.	14,709	546,734
NextEra Energy Inc.	14,273	2,392,155
NiSource Inc.	10,987	273,796
NRG Energy Inc.	9,239	345,539
PG&E Corp.	15,496	712,971
Pinnacle West Capital Corp.	3,297	261,056
PPL Corp.	21,264	622,185
Public Service Enterprise Group Inc.	15,289	807,106
SCANA Corp.	4,139	160,966
Sempra Energy	8,276	941,395
Southern Co.	30,693	1,338,215
WEC Energy Group Inc.	9,526	635,956
Xcel Energy Inc.	15,392	726,655

		20,931,562

Total Common Stocks
(cost $408,690,751)		743,893,264

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.26%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (b)	1,957,762	$1,957,762

Total Short-term Investments
(cost $1,957,762)		1,957,762

TOTAL INVESTMENTS (99.98%)
(cost $410,648,513)		745,851,026
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.02%)		156,338

NET ASSETS (100.00%)		$746,007,364

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

(c)	At September 30, 2018, cash in the amount of $103,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	17	December 2018	$2,463,701	$2,481,150	$17,449

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (98.29%)
Communication Services (3.11%)
AMC Entertainment Holdings Inc. Class A	6,901	$141,469
ATN International Inc.	1,387	102,472
Beasley Broadcast Group Inc. Class A	779	5,375
Boingo Wireless Inc. (a)	5,448	190,135
Boston Omaha Corp. Class A (a)	807	24,129
Cardlytics Inc. (a)	772	19,331
Care.com Inc. (a)	2,614	57,796
CarGurus Inc. (a)	6,644	370,004
Cars.com Inc. (a)	9,341	257,905
Central European Media Enterprises Ltd. Class A (a)	10,652	39,945
Cincinnati Bell Inc. (a)	6,091	97,151
Clear Channel Outdoor Holdings Inc. Class A	4,190	24,931
Cogent Communications Holdings Inc.	5,562	310,360
Consolidated Communications Holdings Inc.	9,318	121,507
Daily Journal Corp. (a)	144	34,704
E.W. Scripps Co. Class A, The	6,057	99,941
Emerald Expositions Events Inc.	3,293	54,269
Entercom Communications Corp. Class A	17,002	134,316
Entravision Communications Corp. Class A	8,032	39,357
Eros International PLC (a)	4,749	57,225
Fluent Inc. (a)	5,182	11,141
Frontier Communications Corp.	13,854	89,912
Gannett Co. Inc.	15,045	150,600
Gogo Inc. (a)	7,458	38,707
Gray Television Inc. (a)	10,610	185,675
Hemisphere Media Group Inc. (a)	2,547	35,531
IMAX Corp. (a)	7,122	183,748
Intelsat SA (a)	6,059	181,770
Iridium Communications Inc. (a)	12,748	286,830
Liberty Latin America Ltd. Class A (a)	5,770	120,247
Liberty Latin America Ltd. Class C (a)	15,100	311,513
Liberty Media Corp. - Liberty Braves Class A (a)	1,490	40,647
Liberty Media Corp. - Liberty Braves Class C (a)	4,734	129,002
LiveXLive Media Inc. (a)	1,282	5,025
Loral Space & Communications Inc. (a)	1,705	77,407
Marcus Corp., The	2,561	107,690
MDC Partners Inc. Class A (a)	7,197	29,868
Meet Group Inc., The (a)	8,941	44,258
Meredith Corp.	5,238	267,400
MSG Networks Inc. Class A (a)	7,859	202,762
National CineMedia Inc.	10,245	108,495
New Media Investment Group Inc.	7,919	124,249
New York Times Co. Class A, The	17,448	403,921
Nexstar Media Group Inc.	5,947	484,086
NII Holdings Inc. (a)	11,793	69,107
Ooma Inc. (a)	2,141	35,541
Orbcomm Inc. (a)	9,715	105,505
Pandora Media Inc. (a)	34,016	323,492

	Shares	Value
Common Stocks (Cont.)
Communication Services (Cont.)
pdvWireless Inc. (a)	1,167	$39,561
QuinStreet Inc. (a)	4,964	67,361
Reading International Inc. Class A (a)	2,052	32,422
Rosetta Stone Inc. (a)	2,617	52,052
Saga Communications Inc. Class A	599	21,654
Scholastic Corp.	3,740	174,621
Shenandoah Telecommunications Co.	6,200	240,250
Sinclair Broadcast Group Inc. Class A	9,574	271,423
Spok Holdings Inc.	2,221	34,203
TechTarget (a)	2,698	52,395
TEGNA Inc.	28,796	344,400
Travelzoo (a)	766	9,077
tronc Inc. (a)	2,161	35,289
TrueCar Inc. (a)	12,283	173,190
Vonage Holdings Corp. (a)	29,366	415,823
WideOpenWest Inc. (a)	3,932	44,078
Windstream Holdings Inc. (a)	4,969	24,348
World Wrestling Entertainment Inc.	5,714	552,715
XO Group Inc. (a)	3,224	111,164
Yelp Inc. (a)	10,772	529,982

		9,562,459

Consumer Discretionary (12.08%)
1-800-FLOWERS.COM Inc. (a)	3,304	38,985
Aaron’s Inc.	9,195	500,760
Abercrombie & Fitch Co. Class A	9,035	190,819
Acushnet Holdings Corp.	4,596	126,068
Adtalem Global Education Inc. (a)	7,952	383,286
American Axle & Manufacturing Holdings Inc. (a)	14,800	258,112
American Eagle Outfitters Inc.	21,424	531,958
American Outdoor Brands Corp. (a)	7,134	110,791
American Public Education Inc. (a)	2,128	70,330
America’s Car-Mart Inc. (a)	794	62,091
Asbury Automotive Group Inc. (a)	2,675	183,906
Ascena Retail Group Inc. (a)	23,254	106,271
At Home Group Inc. (a)	5,871	185,113
AV Homes Inc. (a)	1,911	38,220
Barnes & Noble Education Inc. (a)	4,763	27,435
Barnes & Noble Inc.	7,917	45,919
Bassett Furniture Industries Inc.	1,195	25,394
BBX Capital Corp.	8,715	64,665
Beazer Homes USA Inc. (a)	4,174	43,827
Bed Bath & Beyond Inc.	17,862	267,930
Belmond Ltd. Class A (a)	11,898	217,139
Big 5 Sporting Goods Corp.	3,207	16,356
Big Lots Inc.	5,334	222,908
Biglari Holdings Inc. Class A (a)	15	13,830
Biglari Holdings Inc. Class B (a)	101	18,316
BJ’s Restaurants Inc.	2,745	198,189
Bloomin’ Brands Inc.	11,128	220,223
Bluegreen Vacations Corp.	1,041	18,623
Bojangles’ Inc. (a)	2,077	32,609
Boot Barn Holdings Inc (a)	3,674	104,378
Boyd Gaming Corp.	10,937	370,217

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Brinker International Inc.	5,828	$272,342
Buckle Inc., The	3,825	88,166
Caleres Inc.	5,590	200,457
Callaway Golf Co.	12,480	303,139
Cambium Learning Group Inc. (a)	2,353	27,860
Camping World Holdings Inc. Class A	4,304	91,761
Career Education Corp. (a)	9,025	134,743
Carriage Services Inc.	2,465	53,121
Carrols Restaurant Group Inc. (a)	4,613	67,350
Carvana Co. (a)	4,300	254,087
Cato Corp. Class A	2,996	62,976
Cavco Industries Inc. (a)	1,136	287,408
Century Casinos Inc. (a)	3,588	26,766
Century Communities Inc. (a)	3,474	91,193
Cheesecake Factory Inc., The	5,677	303,947
Chegg Inc. (a)	14,400	409,392
Chico’s FAS Inc.	16,976	147,182
Children’s Place Inc., The	2,145	274,131
Churchill Downs Inc.	1,565	434,601
Chuy’s Holdings Inc. (a)	2,223	58,354
Citi Trends Inc.	1,638	47,125
Clarus Corp.	3,234	35,736
Conn’s Inc. (a)	2,609	92,228
Container Store Group Inc., The (a)	1,695	18,815
Cooper Tire & Rubber Co.	6,737	190,657
Cooper-Standard Holdings Inc. (a)	2,353	282,313
Core-Mark Holding Company Inc.	6,062	205,866
Cracker Barrel Old Country Store Inc.	2,557	376,211
Crocs Inc. (a)	8,986	191,312
Culp Inc.	1,410	34,122
Dana Inc.	19,425	362,665
Dave & Buster’s Entertainment Inc.	5,292	350,436
Deckers Outdoor Corp. (a)	4,009	475,387
Del Frisco’s Restaurant Group Inc. (a)	5,011	41,591
Del Taco Restaurants Inc. (a)	3,868	45,681
Denny’s Corp. (a)	8,234	121,204
Dillard’s Inc. Class A	1,546	118,022
Dine Brands Global Inc.	2,225	180,915
Dorman Products Inc. (a)	3,567	274,374
Drive Shack Inc. (a)	8,029	47,853
DSW Inc. Class A	9,122	309,053
Duluth Holdings Inc. (a)	992	31,208
El Pollo Loco Holdings Inc. (a)	2,493	31,287
Eldorado Resorts Inc. (a)	8,745	425,007
Empire Resorts Inc. (a)	502	4,669
Escalade Inc.	1,657	21,292
Ethan Allen Interiors Inc.	3,176	65,902
Etsy Inc. (a)	15,868	815,298
Express Inc. (a)	9,666	106,906
Fiesta Restaurant Group Inc. (a)	3,154	84,370
Five Below Inc. (a)	7,256	943,715
Flexsteel Industries Inc.	891	26,498
Fossil Group Inc. (a)	6,059	141,054
Fox Factory Holding Corp. (a)	4,791	335,610
Francesca’s Holdings Corp. (a)	3,745	13,894
Funko Inc. Class A (a)	1,362	32,266

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaia Inc. (a)	1,765	$27,181
GameStop Corp. Class A	13,315	203,320
Genesco Inc. (a)	2,581	121,565
Gentherm Inc. (a)	4,880	221,796
G-III Apparel Group Ltd. (a)	5,774	278,249
GNC Holdings Inc. Class A (a)	10,811	44,758
Golden Entertainment Inc. (a)	2,413	57,936
GoPro Inc. Class A (a)	14,999	107,993
Green Brick Partners Inc. (a)	2,967	29,967
Group 1 Automotive Inc.	2,546	165,235
Groupon Inc. (a)	58,566	220,794
Guess? Inc.	7,648	172,845
Habit Restaurants Inc., The Class A (a)	2,656	42,363
Hamilton Beach Brands Holding Co. Class A	1,018	22,335
Haverty Furniture Companies Inc.	2,509	55,449
Helen of Troy Ltd. (a)	3,517	460,375
Hibbett Sports Inc. (a)	2,507	47,132
Hooker Furniture Corp.	1,537	51,951
Houghton Mifflin Harcourt Co. (a)	13,742	96,194
Hovnanian Enterprises Inc. Class A (a)	13,660	21,856
Hudson Ltd. Class A (a)	5,283	119,184
Installed Building Products Inc. (a)	2,917	113,763
International Speedway Corp. Class A	3,217	140,905
iRobot Corp. (a)	3,544	389,556
J. Alexander’s Holdings Inc. (a)	1,396	16,612
J.C. Penney Company Inc. (a)	41,696	69,215
J.Jill Inc. (a)	2,734	16,896
Jack in the Box Inc.	3,611	302,710
Johnson Outdoors Inc. Class A	647	60,165
K12 Inc. (a)	4,888	86,518
KB Home	11,411	272,837
Kirkland’s Inc. (a)	2,458	24,801
Lands’ End Inc. (a)	1,541	27,045
Laureate Education Inc. Class A (a)	11,100	171,384
La-Z-Boy Inc.	6,200	195,920
LCI Industries	3,245	268,686
Leaf Group Ltd. (a)	2,590	25,900
LGI Homes Inc. (a)	2,456	116,513
Liberty Expedia Holdings Inc. Class A (a)	7,235	340,334
Liberty TripAdvisor Holdings Inc. Class A (a)	9,645	143,228
Lifetime Brands Inc.	1,738	18,944
Lindblad Expeditions Holdings Inc. (a)	2,560	38,067
Liquidity Services Inc. (a)	4,213	26,753
Lithia Motors Inc. Class A	3,047	248,818
Lovesac Co., The (a)	516	12,890
Lumber Liquidators Holdings Inc. (a)	3,779	58,537
M.D.C. Holdings Inc.	6,021	178,101
M/I Homes Inc. (a)	3,678	88,015
Malibu Boats Inc. Class A (a)	2,718	148,729
Marine Products Corp.	921	21,082
MarineMax Inc. (a)	3,457	73,461
Marriott Vacations Worldwide Corp.	5,168	577,524
MCBC Holdings Inc. (a)	2,448	87,834

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Meritage Homes Corp. (a)	5,147	$205,365
Modine Manufacturing Co. (a)	6,578	98,012
Monarch Casino & Resort Inc. (a)	1,502	68,266
Monro Inc.	4,228	294,269
Motorcar Parts of America Inc. (a)	2,527	59,258
Movado Group Inc.	2,089	87,529
Murphy USA Inc. (a)	3,995	341,413
Nathan’s Famous Inc.	366	30,158
National Vision Holdings Inc. (a)	6,453	291,288
Nautilus Inc. (a)	3,825	53,359
New Home Company Inc., The (a)	2,045	16,483
New York & Co. Inc. (a)	4,547	17,551
Noodles & Company (a)	1,864	22,554
NutriSystem Inc.	3,918	145,162
Office Depot Inc.	73,761	236,773
Ollie’s Bargain Outlet Holdings Inc. (a)	6,602	634,452
Overstock.com Inc. (a)	2,752	76,230
Oxford Industries Inc.	2,223	200,515
Papa John’s International Inc.	2,949	151,225
Party City Holdco Inc. (a)	7,527	101,991
Penn National Gaming Inc. (a)	11,364	374,103
Perry Ellis International Inc. (a)	1,656	45,258
PetMed Express Inc.	2,650	87,477
Pier 1 Imports Inc.	13,599	20,399
Pinnacle Entertainment Inc. (a)	7,036	237,043
Planet Fitness Inc. Class A (a)	11,747	634,690
PlayAGS Inc. (a)	2,917	85,964
Potbelly Corp. (a)	3,040	37,392
Purple Innovation Inc. (a)	885	5,133
Quotient Technology Inc. (a)	10,590	164,145
RCI Hospitality Holdings Inc.	1,101	32,601
Red Lion Hotels Corp. (a)	1,917	23,963
Red Robin Gourmet Burgers Inc. (a)	1,725	69,259
Red Rock Resorts Inc. Class A	9,232	246,033
Regis Corp. (a)	4,701	96,041
Remark Holdings Inc. (a)	4,410	14,068
Rent-A-Center Inc. (a)	5,892	84,727
RH (a)	2,560	335,386
Rocky Brands Inc.	742	20,999
Roku Inc. (a)	5,755	420,288
Ruth’s Hospitality Group Inc.	3,835	120,994
Sally Beauty Holdings Inc. (a)	16,008	294,387
Scientific Games Corp. Class A (a)	7,299	185,395
Sears Holdings Corp. (a)	6,461	6,253
SeaWorld Entertainment Inc. (a)	7,292	229,188
Shake Shack Inc. Class A (a)	3,274	206,295
Shiloh Industries Inc. (a)	2,418	26,598
Shoe Carnival Inc.	1,364	52,514
Shutterfly Inc. (a)	4,386	288,994
Shutterstock Inc.	2,498	136,341
Signet Jewelers Ltd.	7,839	516,825
Skyline Champion Corp.	3,832	109,480
Sleep Number Corp. (a)	4,566	167,937
Sonic Automotive Inc.	3,164	61,223
Sonic Corp.	4,593	199,061
Sonos Inc. (a)	2,457	39,410

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sotheby’s (a)	4,951	$243,540
Speedway Motorsports Inc.	1,307	23,330
Sportsman’s Warehouse Holdings Inc. (a)	4,205	24,599
Stamps.com Inc. (a)	2,335	528,177
Standard Motor Products Inc.	2,820	138,800
Steven Madden Ltd.	7,713	408,018
Stoneridge Inc. (a)	3,648	108,419
Strategic Education Inc.	2,775	380,258
Sturm, Ruger & Company Inc.	2,233	154,189
Superior Group of Companies Inc.	1,315	25,011
Superior Industries International Inc.	3,141	53,554
Tailored Brands Inc.	6,597	166,178
Taylor Morrison Home Corp. Class A (a)	14,897	268,742
Tenneco Inc.	6,755	284,656
Texas Roadhouse Inc. Class A	9,007	624,095
Tile Shop Holdings Inc., The	4,709	33,669
Tilly’s Inc. Class A	1,760	33,352
TopBuild Corp. (a)	4,710	267,622
Tower International Inc.	2,633	79,648
Town Sports International Holdings Inc. (a)	2,279	19,713
TRI Pointe Group Inc. (a)	20,105	249,302
Tupperware Brands Corp.	6,668	223,045
Turtle Beach Corp. (a)	1,254	25,005
Unifi Inc. (a)	2,074	58,756
Universal Electronics Inc. (a)	1,789	70,397
Vera Bradley Inc. (a)	3,000	45,780
Vista Outdoor Inc. (a)	7,581	135,624
Vuzix Corp. (a)	3,746	24,536
Weight Watchers International Inc. (a)	5,118	368,445
Weyco Group Inc.	783	27,546
William Lyon Homes Class A (a)	4,242	67,405
Wingstop Inc.	3,857	263,317
Winmark Corp.	311	51,626
Winnebago Industries Inc.	4,108	136,180
Wolverine World Wide Inc.	12,264	478,909
Zagg Inc. (a)	3,629	53,528
Zoe’s Kitchen Inc. (a)	2,422	30,808
Zumiez Inc. (a)	2,465	64,953

		37,142,856

Consumer Staples (2.60%)
22nd Century Group Inc. (a)	14,966	42,056
Alico Inc.	327	11,053
Andersons Inc., The	3,613	136,029
B&G Foods Inc. Class A	8,728	239,584
BJ’s Wholesale Club Holdings Inc. (a)	5,780	154,788
Boston Beer Co. Inc. (a)	1,116	320,850
Calavo Growers Inc.	2,106	203,440
Cal-Maine Foods Inc.	4,143	200,107
Castle Brands Inc. (a)	14,031	15,013
Celsius Holdings Inc. (a)	3,655	14,730
Central Garden & Pet Co. (a)	1,274	45,915
Central Garden & Pet Co. Class A (a)	5,377	178,194

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Chefs’ Warehouse Inc., The (a)	2,887	$104,942
Coca-Cola Bottling Co. Consolidated	624	113,743
Craft Brew Alliance Inc. (a)	1,925	31,474
Darling Ingredients Inc. (a)	21,768	420,558
Dean Foods Co.	12,114	86,009
e.l.f. Beauty Inc. (a)	2,958	37,655
Edgewell Personal Care Co. (a)	7,167	331,330
Farmer Brothers Co. (a)	1,208	31,891
Fresh Del Monte Produce Inc.	4,041	136,949
Freshpet Inc. (a)	3,485	127,900
Hostess Brands Inc. (a)	13,109	145,117
Ingles Markets Inc. Class A	1,873	64,150
Inter Parfums Inc.	2,311	148,944
J&J Snack Foods Corp.	1,996	301,176
John B. Sanfilippo & Son Inc.	1,140	81,373
Lancaster Colony Corp.	2,509	374,368
Landec Corp. (a)	3,600	51,840
Limoneira Co.	1,952	50,967
Medifast Inc.	1,552	343,846
MGP Ingredients Inc.	1,756	138,689
National Beverage Corp. (a)	1,562	182,160
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	25,555
Natural Health Trends Corp.	841	19,578
Nature’s Sunshine Products Inc. (a)	635	5,556
Oil-Dri Corporation of America	585	22,558
Performance Food Group Co. (a)	13,528	450,482
PriceSmart Inc.	2,937	237,750
Primo Water Corp. (a)	4,353	78,572
Pyxus International Inc. (a)	953	21,919
Revlon Inc. Class A (a)	1,311	29,235
Rite Aid Corp. (a)	139,772	178,908
Sanderson Farms Inc.	2,712	280,339
Seneca Foods Corp. Class A (a)	1,104	37,205
Simply Good Foods Co., The (a)	8,008	155,756
Smart & Final Stores Inc. (a)	3,872	22,070
SpartanNash Co.	4,730	94,884
SUPERVALU Inc. (a)	5,063	163,130
Tootsie Roll Industries Inc.	2,172	63,531
Turning Point Brands Inc.	976	40,465
United Natural Foods Inc. (a)	6,695	200,515
Universal Corp.	3,281	213,265
USANA Health Sciences Inc. (a)	1,682	202,765
Vector Group Ltd.	13,602	187,437
Village Super Market Inc. Class A	1,016	27,635
WD-40 Co.	1,812	311,845
Weis Markets Inc.	1,268	55,031

		7,992,826

Energy (4.76%)
Abraxas Petroleum Corp. (a)	20,376	47,470
Adams Resources & Energy Inc.	325	13,800
Alta Mesa Resources Inc. (a)	13,047	54,536
Amyris Inc. (a)	3,882	30,823
Approach Resources Inc. (a)	6,960	15,521
Arch Coal Inc. Class A	2,420	216,348

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Archrock Inc.	16,889	$206,046
Ardmore Shipping Corp. (a)	4,945	32,143
Basic Energy Services Inc. (a)	2,825	28,222
Berry Petroleum Corp.	1,549	27,293
Bonanza Creek Energy Inc. (a)	2,503	74,539
Bristow Group Inc. (a)	4,368	52,984
C&J Energy Services Inc. (a)	8,566	178,173
Cactus Inc. Class A (a)	5,045	193,123
California Resources Corp. (a)	6,001	291,229
Callon Petroleum Co. (a)	30,327	363,621
CARBO Ceramics Inc. (a)	2,993	21,699
Carrizo Oil & Gas Inc. (a)	11,610	292,572
Clean Energy Fuels Corp. (a)	18,219	47,369
Cloud Peak Energy Inc. (a)	7,969	18,329
CONSOL Energy Inc. (a)	3,730	152,221
Covia Holdings Corp. (a)	4,017	36,033
CVR Energy Inc.	2,095	84,261
Dawson Geophysical Co. (a)	3,303	20,446
Delek US Holdings Inc.	11,097	470,846
Denbury Resources Inc. (a)	61,047	378,491
DHT Holdings Inc.	12,204	57,359
Diamond Offshore Drilling Inc. (a)	8,606	172,120
Dorian LPG Ltd. (a)	3,080	24,548
Dril-Quip Inc. (a)	4,977	260,048
Earthstone Energy Inc. Class A (a)	2,843	26,667
Eclipse Resources Corp. (a)	14,180	16,874
Energy Fuels Inc. (a)	11,654	38,225
Energy XXI Gulf Coast Inc. (a)	5,670	47,401
EP Energy Corp. Class A (a)	6,343	14,843
Era Group Inc. (a)	2,446	30,208
Evolution Petroleum Corp.	3,310	36,576
Exterran Corp. (a)	4,303	114,159
Forum Energy Technologies Inc. (a)	10,760	111,366
Frank’s International N.V. (a)	9,722	84,387
Frontline Ltd. (a)	10,214	59,343
FTS International Inc. (a)	4,077	48,068
GasLog Ltd.	5,410	106,848
Golar LNG Ltd.	12,565	349,307
Goodrich Petroleum Corp. (a)	1,356	19,038
Green Plains Inc.	5,233	90,008
GulfMark Offshore Inc. (a)	587	21,895
Gulfport Energy Corp. (a)	23,199	241,502
Halcon Resources Corp. (a)	17,721	79,213
Hallador Energy Co.	2,493	15,506
Helix Energy Solutions Group Inc. (a)	18,686	184,618
HighPoint Resources Corp. (a)	14,441	70,472
Independence Contract Drilling Inc. (a)	4,876	24,087
International Seaways Inc. (a)	2,888	57,818
ION Geophysical Corp. (a)	1,706	26,528
Isramco Inc. (a)	61	7,445
Jagged Peak Energy Inc. (a)	8,525	117,901
Keane Group Inc. (a)	7,147	88,408
Key Energy Services Inc. (a)	1,659	18,979
KLX Energy Services Holdings Inc. (a)	2,671	85,505
Laredo Petroleum Inc. (a)	20,657	168,768
Liberty Oilfield Services Inc. Class A	5,882	126,875

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Lilis Energy Inc. (a)	6,885	$33,737
Mammoth Energy Services Inc.	1,616	47,026
Matador Resources Co. (a)	13,996	462,568
Matrix Service Co. (a)	3,515	86,645
McDermott International Inc. (a)	23,828	439,150
Midstates Petroleum Company Inc. (a)	2,475	22,052
NACCO Industries Inc. Class A	369	12,085
Natural Gas Services Group (a)	1,654	34,899
NCS Multistage Holdings Inc. (a)	1,349	22,272
Newpark Resources Inc. (a)	11,838	122,523
NextDecade Corp. (a)	1,214	6,859
Nine Energy Service Inc. (a)	1,942	59,386
Noble Corp. PLC (a)	32,761	230,310
Nordic American Tankers Ltd.	16,520	34,527
Northern Oil and Gas Inc. (a)	25,823	103,292
Oasis Petroleum Inc. (a)	35,789	507,488
Ocean Rig UDW Inc. Class A (a)	7,249	250,960
Oceaneering International Inc. (a)	13,131	362,416
Oil States International Inc. (a)	7,918	262,878
Overseas Shipholding Group Inc. Class A (a)	9,123	28,737
Panhandle Oil & Gas Inc.	2,093	38,616
Par Pacific Holdings Inc. (a)	4,130	84,252
PDC Energy Inc. (a)	8,802	430,946
Peabody Energy Corp.	10,403	370,763
Penn Virginia Corp. (a)	1,648	132,730
PHI Inc. (a)	2,033	18,988
Pioneer Energy Services Corp. (a)	8,780	25,901
Profire Energy Inc. (a)	3,741	11,934
ProPetro Holding Corp. (a)	9,414	155,237
Quintana Energy Services Inc. (a)	958	7,032
Renewable Energy Group Inc. (a)	4,902	141,178
Resolute Energy Corp. (a)	2,900	109,649
REX American Resources Corp. (a)	756	57,116
RigNet Inc. (a)	2,020	41,107
Ring Energy Inc. (a)	7,602	75,336
Rowan Companies PLC Class A (a)	16,928	318,754
Sanchez Energy Corp. (a)	8,564	19,697
SandRidge Energy Inc. (a)	3,997	43,447
Scorpio Tankers Inc.	38,993	78,376
SEACOR Holdings Inc. (a)	2,273	112,309
SEACOR Marine Holdings Inc. (a)	2,193	49,628
Select Energy Services Inc. Class A (a)	5,996	70,993
SemGroup Corp. Class A	10,507	231,679
Ship Finance International Ltd.	11,069	153,859
SilverBow Resources Inc. (a)	792	21,123
Smart Sand Inc. (a)	3,545	14,570
Solaris Oilfield Infrastructure Inc. Class A (a)	3,457	65,303
Southwestern Energy Co. (a)	78,311	400,169
SRC Energy Inc. (a)	32,129	285,627
Superior Energy Services Inc. (a)	20,368	198,384
Talos Energy Inc. (a)	2,676	87,826
Teekay Corp.	9,099	61,327
Teekay Tankers Ltd. Class A	22,004	21,736
Tellurian Inc. (a)	11,306	101,415
TETRA Technologies Inc. (a)	16,166	72,909

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Tidewater Inc. (a)	3,180	$99,184
Ultra Petroleum Corp. (a)	25,650	28,728
Unit Corp. (a)	6,950	181,117
Uranium Energy Corp. (a)	20,527	35,306
US Silica Holdings Inc.	10,400	195,832
W&T Offshore Inc. (a)	12,348	119,035
WildHorse Resource Development Corp. (a)	3,625	85,695
World Fuel Services Corp.	8,898	246,297
Zion Oil & Gas Inc. (a)	8,539	10,930

		14,632,901

Financials (17.12%)
1st Constitution Bancorp	1,123	23,245
1st Source Corp.	2,084	109,660
Access National Corp.	2,020	54,762
ACNB Corp.	927	34,484
AG Mortgage Investment Trust Inc.	3,731	67,830
Allegiance Bancshares Inc. (a)	1,563	65,177
Amalgamated Bank Class A (a)	1,454	28,048
Ambac Financial Group Inc. (a)	6,015	122,826
American Equity Investment Life Holding Co.	11,897	420,678
American National Bankshares Inc.	1,030	40,170
Ameris Bancorp	5,629	257,245
Amerisafe Inc.	2,537	157,167
Ames National Corp.	1,036	28,231
AmTrust Financial Services Inc.	14,701	213,459
Annaly Capital Management Inc.	6,923	70,824
Anworth Mortgage Asset Corp.	12,933	59,880
Apollo Commercial Real Estate Finance Inc.	16,380	309,091
Arbor Realty Trust Inc.	6,109	70,131
Ares Commercial Real Estate Corp.	3,558	49,705
Argo Group International Holdings Ltd.	4,305	271,430
Arlington Asset Investment Corp. Class A	3,742	34,950
ARMOUR Residential REIT Inc.	5,526	124,059
Arrow Financial Corp.	1,621	59,994
Artisan Partners Asset Management Inc. Class A	6,381	206,744
Ashford Inc. (a)	131	9,939
Associated Capital Group Inc. Class A	364	15,488
Atlantic Capital Bankshares Inc. (a)	3,388	56,749
Auburn National Bancorporation Inc.	372	14,255
Axos Financial Inc. (a)	7,860	270,305
B. Riley Financial Inc.	2,716	61,517
Banc of California Inc.	5,714	107,995
BancFirst Corp.	2,394	143,520
Banco Latinoamericano de Comercio Exterior SA	4,064	85,019
Bancorp Inc., The (a)	6,694	64,195
BancorpSouth Bank	12,508	409,012
Bank of Commerce Holdings	2,460	30,012
Bank of Marin Bancorp	903	75,762

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of N.T. Butterfield & Son Ltd., The	7,251	$376,037
Bank of Princeton, The (a)	922	28,158
BankFinancial Corp.	1,581	25,201
Bankwell Financial Group Inc.	917	28,757
Banner Corp.	4,257	264,658
Bar Harbor Bankshares	2,025	58,158
BayCom Corp. (a)	1,265	33,750
BCB Bancorp Inc.	1,943	26,911
Beneficial Bancorp Inc.	9,062	153,148
Berkshire Hills Bancorp Inc.	5,408	220,106
Blackstone Mortgage Trust Inc. Class A	14,850	497,624
Blucora Inc. (a)	6,320	254,380
Blue Hills Bancorp Inc.	3,054	73,601
Boston Private Financial Holdings Inc.	11,065	151,037
Bridge Bancorp Inc.	2,203	73,140
Bridgewater Bancshares Inc. (a)	794	10,338
BrightSphere Investment Group PLC	10,686	132,506
Brookline Bancorp Inc.	10,494	175,250
Bryn Mawr Bank Corp.	2,648	124,191
BSB Bancorp Inc. (a)	1,277	41,630
Business First Bancshares Inc.	1,521	40,383
Byline Bancorp Inc. (a)	2,043	46,376
C&F Financial Corp.	505	29,669
Cadence BanCorporation	9,606	250,909
Cambridge Bancorp	548	49,315
Camden National Corp.	2,044	88,791
Cannae Holdings Inc. (a)	9,156	191,818
Capital City Bank Group Inc.	1,346	31,416
Capitol Federal Financial Inc.	17,112	218,007
Capstar Financial Holdings Inc.	807	13,477
Capstead Mortgage Corp.	12,221	96,668
Carolina Financial Corp.	2,791	105,277
Cathay General Bancorp	10,273	425,713
CB Financial Services Inc.	738	22,767
CBTX Inc.	2,475	87,962
CenterState Bank Corp.	12,172	341,425
Central Pacific Financial Corp.	3,817	100,883
Central Valley Community Bancorp	1,361	29,411
Century Bancorp Inc. Class A	369	26,660
Chemical Financial Corp.	9,475	505,965
Chemung Financial Corp.	478	20,282
Cherry Hill Mortgage Investment Corp.	2,191	39,657
Citizens & Northern Corp.	1,454	38,022
Citizens Inc. (a)	6,570	55,188
City Holding Co.	1,993	153,062
Civista Bancshares Inc.	1,670	40,230
CNB Financial Corp.	1,929	55,671
CNO Financial Group Inc.	21,825	463,127
Coastal Financial Corp. (a)	887	15,079
Codorus Valley Bancorp Inc.	1,005	31,396
Cohen & Steers Inc.	2,963	120,327
Colony Credit Real Estate Inc.	11,153	245,254
Columbia Banking System Inc.	9,712	376,534
Columbia Financial Inc. (a)	6,597	110,170
Community Bank System Inc.	6,671	407,398

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Community Bankers Trust Corp. (a)	3,424	$30,131
Community Financial Corp., The	631	21,094
Community Trust Bancorp Inc.	2,058	95,388
ConnectOne Bancorp Inc.	4,011	95,261
County Bancorp Inc.	714	17,921
Cowen Inc. (a)	3,561	58,044
Crawford & Co. Class B	1,060	9,763
Curo Group Holdings Corp. (a)	1,533	46,343
Customers Bancorp Inc. (a)	3,896	91,673
CVB Financial Corp.	14,863	331,742
Diamond Hill Investment Group	433	71,614
Dime Community Bancshares	4,308	76,898
Donegal Group Inc.	1,325	18,828
Donnelley Financial Solutions Inc. (a)	4,471	80,120
Dynex Capital Inc.	7,751	49,451
Eagle Bancorp Inc. (a)	4,237	214,392
eHealth Inc. (a)	2,491	70,396
Elevate Credit Inc. (a)	3,330	26,840
EMC Insurance Group Inc.	1,156	28,576
Employers Holdings Inc.	4,281	193,929
Encore Capital Group Inc. (a)	3,454	123,826
Enova International Inc. (a)	4,420	127,296
Enstar Group Ltd. (a)	1,599	333,392
Entegra Financial Corp. (a)	1,049	27,851
Enterprise Bancorp Inc.	1,279	43,985
Enterprise Financial Services Corp.	3,022	160,317
Equity Bancshares Inc. Class A (a)	1,775	69,687
Esquire Financial Holdings Inc. (a)	828	20,667
ESSA Bancorp Inc.	1,222	19,870
Essent Group Ltd. (a)	12,756	564,453
Evans Bancorp Inc.	525	24,649
Exantas Capital Corp.	4,032	44,271
EZCORP Inc. Class A (a)	6,650	71,155
Farmers & Merchants Bancorp Inc.	1,151	49,021
Farmers National Banc Corp.	3,365	51,485
FB Financial Corp.	2,172	85,099
FBL Financial Group Inc. Class A	1,313	98,803
FCB Financial Holdings Inc. Class A (a)	5,634	267,052
Federal Agricultural Mortgage Corp. Class C	1,192	86,039
Federated Investors Inc. Class B	12,863	310,256
FedNat Holding Co.	1,367	34,831
FGL Holdings (a)	18,831	168,537
Fidelity D&D Bancorp Inc.	358	24,695
Fidelity Southern Corp.	2,898	71,812
Financial Institutions Inc.	2,039	64,025
First BanCorp (a)	28,388	258,331
First Bancorp (North Carolina)	3,886	157,422
First Bancorp Inc.	1,269	36,763
First Bancshares Inc., The	1,644	64,198
First Bank	2,179	28,654
First Busey Corp.	5,806	180,276
First Business Financial Services Inc.	1,316	30,505
First Choice Bancorp	1,078	29,203
First Commonwealth Financial Corp.	13,259	214,000
First Community Bancshares Inc.	2,145	72,673

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Community Corp.	1,128	$27,298
First Connecticut Bancorp Inc.	1,811	53,515
First Defiance Financial Corp.	2,648	79,731
First Financial Bancorp	12,683	376,685
First Financial Bankshares Inc.	8,631	510,092
First Financial Corp. Indiana	1,582	79,416
First Financial Northwest Inc.	1,367	22,651
First Foundation Inc. (a)	5,059	79,022
First Guaranty Bancshares Inc.	671	17,238
First Internet Bancorp	1,295	39,433
First Interstate BancSystem Inc.	4,369	195,731
First Merchants Corp.	6,559	295,089
First Mid-Illinois Bancshares Inc.	1,659	66,907
First Midwest Bancorp Inc.	13,607	361,810
First Northwest Bancorp (a)	1,103	16,986
First of Long Island Corp., The	3,259	70,883
First Savings Financial Group Inc.	233	15,909
First United Corp.	1,064	20,003
FirstCash Inc.	5,772	473,304
Flagstar Bancorp Inc. (a)	3,924	123,488
Flushing Financial Corp.	3,641	88,840
Focus Financial Partners Inc. Class A (a)	2,499	118,603
Franklin Financial Network Inc. (a)	1,674	65,453
FS Bancorp Inc.	493	27,470
Fulton Financial Corp.	22,888	381,085
Gain Capital Holdings Inc.	3,963	25,760
GAMCO Investors Inc.	766	17,940
Genworth Financial Inc. Class A (a)	66,959	279,219
German American Bancorp Inc.	2,794	98,572
Glacier Bancorp Inc.	11,278	485,969
Global Indemnity Ltd.	1,088	41,018
Goosehead Insurance Inc. Class A (a)	1,220	41,321
Granite Point Mortgage Trust Inc.	5,699	109,877
Great Ajax Corp.	2,117	28,812
Great Southern Bancorp Inc.	1,466	81,143
Great Western Bancorp Inc.	7,868	331,951
Green Bancorp Inc.	3,330	73,593
Green Dot Corp. Class A (a)	6,417	569,958
Greene County Bancorp Inc.	388	12,455
Greenhill & Co. Inc.	2,584	68,088
Greenlight Capital Re Ltd. Class A (a)	3,963	49,141
Guaranty Bancorp	3,405	101,129
Guaranty Bancshares Inc.	1,158	35,006
Hallmark Financial Services Inc. (a)	1,538	16,918
Hamilton Lane Inc. Class A	1,981	87,719
Hancock Whitney Corp.	11,305	537,553
Hanmi Financial Corp.	4,239	105,551
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,858	147,241
HarborOne Bancorp Inc. (a)	2,088	39,923
HCI Group Inc.	877	38,369
Health Insurance Innovations Inc. Class A (a)	1,696	104,558
Heartland Financial USA Inc.	3,900	226,395
Heritage Commerce Corp.	5,306	79,166
Heritage Financial Corp.	4,855	170,653

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Heritage Insurance Holdings Inc.	2,640	$39,125
Hilltop Holdings Inc.	9,558	192,785
Hingham Institution for Savings	156	34,290
Home Bancorp Inc.	1,018	44,263
Home Bancshares Inc.	21,163	463,470
HomeStreet Inc. (a)	3,310	87,715
HomeTrust Bancshares Inc. (a)	2,326	67,803
Hope Bancorp Inc.	16,538	267,419
Horace Mann Educators Corp.	5,465	245,379
Horizon Bancorp Inc.	4,916	97,091
Houlihan Lokey Inc.	4,435	199,265
Howard Bancorp Inc. (a)	1,497	26,497
IBERIABANK Corp.	7,373	599,794
Impac Mortgage Holdings Inc. (a)	1,386	10,381
Independence Holding Co.	533	19,135
Independent Bank Corp.	3,614	298,516
Independent Bank Corp. (Michigan)	2,917	68,987
Independent Bank Group Inc.	2,807	186,104
International Bancshares Corp.	7,344	330,480
INTL FCStone Inc. (a)	2,037	98,428
Invesco Mortgage Capital	14,923	236,082
Investar Holding Corp.	1,325	35,576
Investment Technology Group Inc.	4,328	93,744
Investors Bancorp Inc.	32,833	402,861
Investors Title Co.	168	28,207
James River Group Holdings Ltd.	3,445	146,826
Kearny Financial Corp.	12,888	178,499
Kemper Corp.	7,003	563,391
Kingstone Companies Inc.	1,471	27,949
Kinsale Capital Group Inc.	2,592	165,525
KKR Real Estate Finance Trust Inc.	2,532	51,070
Ladder Capital Corp.	11,550	195,657
Ladenburg Thalmann Financial Services Inc.	13,284	35,867
Lakeland Bancorp Inc.	5,976	107,867
Lakeland Financial Corp.	3,240	150,595
LCNB Corp.	1,299	24,226
LegacyTexas Financial Group Inc.	6,317	269,104
LendingClub Corp. (a)	41,984	162,898
LendingTree Inc. (a)	1,058	243,446
Level One Bancorp Inc.	267	7,423
Live Oak Bancshares Inc.	3,380	90,584
Luther Burbank Corp.	2,629	28,604
Macatawa Bank Corp.	3,277	38,374
Maiden Holdings Ltd.	10,151	28,930
Malvern Bancorp Inc. (a)	1,026	24,573
Marlin Business Services Corp.	1,319	38,053
MB Financial Inc.	11,029	508,547
MBIA Inc. (a)	11,754	125,650
MBT Financial Corp.	2,828	31,956
Mercantile Bank Corp.	2,155	71,912
Merchants Bancorp	2,139	54,373
Meridian Bancorp Inc.	6,383	108,511
Meta Financial Group Inc.	1,236	102,155
Metropolitan Bank Holding Corp. (a)	804	33,060
MGIC Investment Corp. (a)	48,047	639,506

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Mid Penn Bancorp Inc.	581	$16,936
Middlefield Banc Corp.	421	19,829
Midland States Bancorp Inc.	2,801	89,912
MidSouth Bancorp Inc.	2,223	34,234
MidWestOne Financial Group Inc.	1,481	49,332
Moelis & Co.	5,922	324,526
MutualFirst Financial Inc.	727	26,790
MVB Financial Corp.	1,269	22,867
National Bank Holdings Corp. Class A	3,818	143,748
National Bankshares Inc.	802	36,451
National Commerce Corp. (a)	2,367	97,757
National General Holdings Corp.	8,185	219,685
National Western Life Group Inc. Class A	303	96,718
Navigators Group Inc., The	2,751	190,094
NBT Bancorp Inc.	5,660	217,231
Nelnet Inc. Class A	2,471	141,267
New York Mortgage Trust Inc.	18,458	112,225
NI Holdings Inc. (a)	1,086	18,321
Nicolet Bankshares Inc. (a)	1,104	60,179
NMI Holdings Inc. Class A (a)	8,265	187,202
Northeast Bancorp	860	18,662
Northfield Bancorp Inc.	5,768	91,827
Northrim BanCorp Inc.	807	33,531
Northwest Bancshares Inc.	12,707	220,085
Norwood Financial Corp.	659	25,806
Oak Valley Bancorp.	869	17,076
OceanFirst Financial Corp.	6,307	171,677
Ocwen Financial Corp. (a)	15,605	61,484
OFG Bancorp	5,752	92,895
Ohio Valley Banc Corp.	644	23,603
Old Line Bancshares Inc.	2,081	65,843
Old National Bancorp	20,071	387,370
Old Second Bancorp Inc.	3,856	59,575
On Deck Capital Inc. (a)	6,433	48,698
OP Bancorp (a)	1,864	21,622
Oppenheimer Holdings Inc. Class A	1,284	40,574
Opus Bank	2,618	71,733
Orchid Island Capital Inc.	6,950	50,388
Origin Bancorp Inc.	2,319	87,310
Oritani Financial Corp.	5,330	82,882
Orrstown Financial Services Inc.	1,094	26,037
Pacific City Financial Corp.	1,353	26,167
Pacific Mercantile Bancorp (a)	2,339	21,870
Pacific Premier Bancorp Inc. (a)	6,053	225,172
Park National Corp.	1,824	192,541
Parke Bancorp Inc.	1,005	22,562
PCSB Financial Corp.	2,088	42,470
PDL Community Bancorp (a)	1,335	20,172
Peapack-Gladstone Financial Corp.	2,433	75,155
Penns Woods Bancorp Inc.	573	24,897
PennyMac Financial Services Inc. Class A	2,351	49,136
PennyMac Mortgage Investment Trust	7,959	161,090
Peoples Bancorp Inc.	2,347	82,215
Peoples Bancorp of North Carolina Inc.	740	21,342
Peoples Financial Services Corp.	912	38,669

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
People’s Utah Bancorp	2,042	$69,326
PHH Corp. (a)	4,150	45,609
Piper Jaffray Companies Inc.	1,951	148,959
PJT Partners Inc. Class A	2,648	138,623
PRA Group Inc. (a)	5,926	213,336
Preferred Bank	1,851	108,284
Premier Financial Bancorp Inc.	1,798	33,245
Primerica Inc.	5,728	690,510
ProAssurance Corp.	7,051	331,044
Protective Insurance Corp. Class B	1,131	25,956
Provident Bancorp Inc. (a)	658	19,049
Provident Financial Services Inc.	8,238	202,243
Prudential Bancorp Inc.	1,270	21,984
Pzena Investment Management Inc. Class A	2,576	24,575
QCR Holdings Inc.	1,736	70,916
Radian Group Inc.	28,697	593,167
RBB Bancorp	1,796	44,002
Redwood Trust Inc.	10,915	177,260
Regional Management Corp. (a)	1,370	39,497
Reliant Bancorp Inc.	1,213	31,016
Renasant Corp.	6,401	263,785
Republic Bancorp Inc. Class A	1,275	58,778
Republic First Bancorp Inc. (a)	5,329	38,102
Riverview Bancorp Inc.	3,056	27,015
RLI Corp.	5,209	409,323
S&T Bancorp Inc.	4,572	198,242
Safeguard Scientifics Inc. (a)	2,163	20,224
Safety Insurance Group Inc.	1,948	174,541
Sandy Spring Bancorp Inc.	4,601	180,865
SB One Bancorp	1,132	28,526
Seacoast Banking Corporation of Florida (a)	6,106	178,295
Select Bancorp Inc. (a)	1,428	17,707
Selective Insurance Group Inc.	7,709	489,522
ServisFirst Bancshares Inc.	6,178	241,869
Shore Bancshares Inc.	1,949	34,731
SI Financial Group Inc.	1,654	23,156
Siebert Financial Corp. (a)	1,073	15,719
Sierra Bancorp	1,873	54,130
Silvercrest Asset Management Group Inc. Class A	794	10,997
Simmons First National Corp.	12,022	354,048
SmartFinancial Inc. (a)	1,370	32,264
South State Corp.	4,854	398,028
Southern First Bancshares Inc. (a)	846	33,248
Southern Missouri Bancorp Inc.	872	32,499
Southern National Bancorp of Virginia Inc.	2,595	42,039
Southside Bancshares Inc.	4,412	153,538
Spirit of Texas Bancshares Inc. (a)	357	7,708
State Auto Financial Corp.	2,218	67,738
State Bank Financial Corp.	5,010	151,202
Sterling Bancorp Inc.	2,960	33,478
Stewart Information Services Corp.	3,108	139,891
Stifel Financial Corp.	9,217	472,463
Stock Yards Bancorp Inc.	2,861	103,854

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Summit Financial Group Inc.	1,321	$30,660
Sutherland Asset Management Corp.	2,193	36,513
Territorial Bancorp Inc.	922	27,245
Third Point Reinsurance Ltd. (a)	10,441	135,733
Timberland Bancorp Inc.	982	30,678
Tiptree Inc.	3,208	21,012
Tompkins Financial Corp.	1,958	158,970
TowneBank	8,752	269,999
TPG RE Finance Trust Inc.	4,668	93,453
Trico Bancshares	3,389	130,883
Tristate Capital Holdings Inc. (a)	3,258	89,921
Triumph Bancorp Inc. (a)	3,185	121,667
Trupanion Inc. (a)	3,346	119,553
Trustco Bank Corp. NY	12,433	105,680
Trustmark Corp.	8,952	301,235
UMB Financial Corp.	6,021	426,889
Union Bankshares Corp.	8,698	335,134
Union Bankshares Inc.	589	31,305
United Bankshares Inc.	13,275	482,546
United Community Banks Inc.	10,415	290,474
United Community Financial Corp.	6,439	62,265
United Financial Bancorp Inc.	6,735	113,350
United Fire Group Inc.	2,793	141,801
United Insurance Holdings Corp.	2,729	61,075
United Security Bancshares	2,059	22,855
Unity Bancorp Inc.	1,215	27,824
Universal Insurance Holdings Inc.	4,202	204,007
Univest Corp. of Pennsylvania	3,830	101,304
Valley National Bancorp	42,865	482,231
Value Line Inc.	315	7,844
Veritex Holdings Inc. (a)	3,086	87,210
Virtus Investment Partners Inc.	921	104,764
Waddell & Reed Financial Inc. Class A	10,329	218,768
Walker & Dunlop Inc.	3,675	194,334
Washington Federal Inc.	11,090	354,880
Washington Trust Bancorp Inc.	1,999	110,545
Waterstone Financial Inc.	3,350	57,453
WesBanco Inc.	6,941	309,430
West Bancorporation	2,109	49,562
Westamerica Bancorporation	3,422	205,868
Western Asset Mortgage Capital Corp.	5,372	53,827
Western New England Bancorp Inc.	3,480	37,584
Westwood Holdings Group Inc.	1,082	55,983
WisdomTree Investments Inc.	15,530	131,694
WMIH Corp. (a)	41,318	57,432
World Acceptance Corp. (a)	816	93,318
WSFS Financial Corp.	4,004	188,789

		52,629,212

Health Care (16.19%)
AAC Holdings Inc. (a)	2,368	18,060
Abeona Therapeutics Inc. (a)	3,822	48,922
ACADIA Pharmaceuticals Inc. (a)	13,068	271,292
Accelerate Diagnostics Inc. (a)	3,461	79,430
Acceleron Pharma Inc. (a)	5,138	294,048

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Accuray Inc. (a)	10,460	$47,070
Achaogen Inc. (a)	5,460	21,785
Achillion Pharmaceuticals Inc. (a)	18,054	66,439
Aclaris Therapeutics Inc. (a)	3,549	51,531
Acorda Therapeutics Inc. (a)	5,787	113,715
Adamas Pharmaceuticals Inc. (a)	2,917	58,398
Addus HomeCare Corp. (a)	1,256	88,108
ADMA Biologics Inc. (a)	3,050	18,941
Aduro Biotech Inc. (a)	8,518	62,607
Adverum Biotechnologies Inc. (a)	7,091	42,901
Aeglea BioTherapeutics Inc. (a)	2,623	25,102
Aerie Pharmaceuticals Inc. (a)	4,723	290,701
Agenus Inc. (a)	12,282	26,283
Aimmune Therapeutics Inc. (a)	5,750	156,860
Akcea Therapeutics Inc. (a)	1,693	59,289
Akebia Therapeutics Inc. (a)	6,694	59,108
Akorn Inc. (a)	12,399	160,939
Albireo Pharma Inc. (a)	1,158	38,168
Alder Biopharmaceuticals Inc. (a)	7,736	128,804
Aldeyra Therapeutics Inc. (a)	2,564	35,383
Allakos Inc. (a)	1,089	48,994
Allena Pharmaceuticals Inc. (a)	1,874	20,127
Allscripts Healthcare Solutions Inc. (a)	23,142	329,774
AMAG Pharmaceuticals Inc. (a)	4,557	91,140
Amedisys Inc. (a)	3,551	443,733
American Renal Associates Holdings Inc. (a)	1,636	35,419
Amicus Therapeutics Inc. (a)	25,134	303,870
AMN Healthcare Services Inc. (a)	6,270	342,969
Amneal Pharmaceuticals Inc. (a)	11,541	256,095
Amphastar Pharmaceuticals Inc. (a)	4,721	90,832
Ampio Pharmaceuticals Inc. (a)	12,735	6,469
AnaptysBio Inc. (a)	2,520	251,420
Angiodynamics Inc. (a)	4,838	105,178
ANI Pharmaceuticals Inc. (a)	1,045	59,084
Anika Therapeutics Inc. (a)	1,892	79,805
Antares Pharma Inc. (a)	19,168	64,404
Apellis Pharmaceuticals Inc. (a)	4,795	85,255
Apollo Medical Holdings Inc. (a)	509	11,234
Aptinyx Inc. (a)	1,740	50,390
Aquestive Therapeutics Inc. (a)	785	13,745
Aratana Therapeutics Inc. (a)	6,581	38,433
Arbutus Biopharma Corp. (a)	4,663	44,065
Arcus Biosciences Inc. (a)	835	11,640
Ardelyx Inc. (a)	5,362	23,325
Arena Pharmaceuticals Inc. (a)	6,591	303,318
ArQule Inc. (a)	14,398	81,493
Array Biopharma Inc. (a)	27,072	411,494
Arrowhead Pharmaceuticals Inc. (a)	11,557	221,548
Arsanis Inc. (a)	688	1,115
Assembly Biosciences Inc. (a)	2,791	103,658
Assertio Therapeutics Inc. (a)	9,335	54,890
Atara Biotherapeutics Inc. (a)	5,569	230,278
Athenex Inc. (a)	5,837	90,707
Athersys Inc. (a)	16,463	34,572
AtriCure Inc. (a)	4,452	155,954

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Atrion Corp.	189	$131,317
Audentes Therapeutics Inc. (a)	4,319	170,989
Avanos Medical Inc. (a)	6,225	426,413
Aveo Pharmaceuticals Inc. (a)	13,375	44,271
Avid Bioservices Inc. (a)	6,678	45,811
Avrobio Inc. (a)	763	39,577
AxoGen Inc. (a)	4,502	165,899
Bellicum Pharmaceutical Inc. (a)	4,801	29,574
BioCryst Pharmaceuticals Inc. (a)	14,488	110,543
Biohaven Pharmaceutical Holding Company Ltd. (a)	3,773	141,676
BioScrip Inc. (a)	16,802	52,086
BioSpecifics Technologies Corp. (a)	764	44,686
BioTelemetry Inc. (a)	4,310	277,780
BioTime Inc. (a)	13,380	31,443
Blueprint Medicines Corp. (a)	5,490	428,549
Brookdale Senior Living Inc. (a)	24,828	244,059
Calithera Biosciences Inc. (a)	4,967	26,077
Calyxt Inc. (a)	767	11,712
Cambrex Corp. (a)	4,370	298,908
Capital Senior Living Corp. (a)	2,932	27,678
Cara Therapeutics Inc. (a)	4,325	103,584
Cardiovascular Systems Inc. (a)	4,311	168,733
CareDx Inc. (a)	4,422	127,575
CASI Pharmaceuticals Inc. (a)	6,101	28,492
Castlight Health Inc. Class B (a)	8,716	23,533
Catalyst Biosciences Inc. (a)	1,915	20,644
Catalyst Pharmaceuticals Inc. (a)	12,807	48,410
Celcuity Inc. (a)	620	17,831
Cellular Biomedicine Group Inc. (a)	1,644	29,839
Cerus Corp. (a)	17,622	127,055
ChemoCentryx Inc. (a)	3,351	42,357
Chimerix Inc. (a)	4,712	18,330
ChromaDex Corp. (a)	6,178	26,504
Civitas Solutions Inc. (a)	2,482	36,610
Clearside Biomedical Inc. (a)	4,517	27,780
Clovis Oncology Inc. (a)	6,322	185,677
Codexis Inc. (a)	6,761	115,951
Cohbar Inc. (a)	3,582	15,438
Coherus Biosciences Inc. (a)	6,892	113,718
Collegium Pharmaceutical Inc. (a)	3,896	57,427
Community Health Systems Inc. (a)	10,916	37,769
Computer Programs & Systems Inc.	1,438	38,610
Concert Pharmaceuticals Inc. (a)	2,754	40,869
Conmed Corp.	3,349	265,308
Corbus Pharmaceuticals Holdings Inc. (a)	6,623	50,004
Corcept Therapeutics Inc. (a)	12,970	181,839
Corium International Inc. (a)	3,221	30,632
Corvel Corp. (a)	1,206	72,662
Corvus Pharmaceuticals Inc. (a)	2,229	19,125
Crinetics Pharmaceuticals Inc. (a)	1,089	31,200
Cross Country Healthcare Inc. (a)	4,593	40,097
CryoLife Inc. (a)	4,723	166,250
Cryoport Inc. (a)	3,179	40,723
CTI BioPharma Corp. (a)	8,191	17,693
Cue BioPharma Inc. (a)	2,851	25,802

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cutera Inc. (a)	1,750	$56,963
CymaBay Therapeutics Inc. (a)	7,824	86,690
Cytokinetics Inc. (a)	6,105	60,134
CytomX Therapeutics Inc. (a)	5,910	109,335
CytoSorbents Corp. (a)	3,801	49,033
Deciphera Pharmaceuticals Inc. (a)	1,256	48,632
Denali Therapeutics Inc. (a)	6,050	131,527
Dermira Inc. (a)	4,525	49,323
Dicerna Pharmaceuticals Inc. (a)	6,028	91,987
Diplomat Pharmacy Inc. (a)	7,537	146,293
Dova Pharmaceuticals Inc. (a)	1,449	30,386
Durect Corp. (a)	17,057	18,763
Dynavax Technologies Corp. (a)	8,278	102,647
Eagle Pharmaceuticals Inc. (a)	1,403	97,270
Editas Medicine Inc. (a)	6,060	192,829
Eidos Therapeutics Inc. (a)	1,097	10,948
Electrocore LLC (a)	865	12,110
Eloxx Pharmaceuticals Inc. (a)	2,875	48,990
Emergent Biosolutions Inc. (a)	5,907	388,858
Enanta Pharmaceuticals Inc. (a)	2,224	190,063
Endo International PLC (a)	29,752	500,726
Endocyte Inc. (a)	8,630	153,269
Endologix Inc. (a)	13,356	25,510
Ensign Group Inc., The	6,545	248,186
Enzo Biochem Inc. (a)	5,170	21,300
Epizyme Inc. (a)	6,947	73,638
Esperion Therapeutics Inc. (a)	3,038	134,796
Evelo Biosciences Inc. (a)	875	10,658
Evolent Health Inc. Class A (a)	9,051	257,048
Evolus Inc. (a)	1,430	26,627
Fate Therapeutics Inc. (a)	6,668	108,622
Fennec Pharmaceuticals Inc. (a)	1,819	14,916
FibroGen Inc. (a)	9,926	603,005
Five Prime Therapeutics Inc. (a)	4,430	61,666
Flexion Therapeutics Inc. (a)	4,460	83,447
Fluidigm Corp. (a)	2,929	21,938
Fonar Corp. (a)	988	24,601
Fortress Biotech Inc. (a)	5,274	8,438
Forty Seven Inc. (a)	1,255	18,725
G1 Therapeutics Inc. (a)	2,767	144,686
Genesis Healthcare Inc. (a)	8,928	12,053
GenMark Diagnostics Inc. (a)	6,775	49,796
Genomic Health Inc. (a)	2,783	195,422
Geron Corp. (a)	22,429	39,475
Glaukos Corp. (a)	4,383	284,457
Global Blood Therapeutics Inc. (a)	6,634	252,092
Globus Medical Inc. Class A (a)	9,655	548,018
GlycoMimetics Inc. (a)	4,523	65,131
GTx Inc. (a)	742	1,165
Haemonetics Corp. (a)	6,900	790,602
Halozyme Therapeutics Inc. (a)	16,568	301,041
Harvard Bioscience Inc. (a)	5,161	27,095
HealthEquity Inc. (a)	7,190	678,808
HealthStream Inc.	3,440	106,674
Helius Medical Technologies Inc. (a)	2,208	21,616
Heron Therapeutics Inc. (a)	9,152	289,661

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Heska Corp. (a)	884	$100,166
HMS Holdings Corp. (a)	11,004	361,041
Homology Medicines Inc. (a)	1,241	28,369
Horizon Pharma PLC (a)	21,956	429,898
Idera Pharmaceuticals Inc. (a)	2,969	26,454
Immune Design Corp. (a)	5,369	18,523
ImmunoGen Inc. (a)	19,060	180,498
Immunomedics Inc. (a)	18,869	393,041
Innovate Biopharmaceuticals Inc. (a)	2,975	20,319
Innoviva Inc. (a)	9,153	139,492
Inogen Inc. (a)	2,342	571,729
Inovalon Holdings Inc. Class A (a)	9,148	91,937
Inovio Pharmaceuticals Inc. (a)	10,948	60,871
Insmed Inc. (a)	10,168	205,597
Inspire Medical Systems Inc. (a)	1,019	42,880
Insys Therapeutics Inc. (a)	3,942	39,735
Integer Holdings Corp. (a)	4,132	342,749
Intellia Therapeutics Inc. (a)	4,411	126,243
Intercept Pharmaceuticals Inc. (a)	2,908	367,455
Intersect ENT Inc. (a)	3,975	114,281
Intra-Cellular Therapies Inc. (a)	5,947	129,050
Intrexon Corp. (a)	9,776	168,343
IntriCon Corp. (a)	957	53,783
Invacare Corp.	4,375	63,656
Invitae Corp. (a)	8,711	145,735
Iovance Biotherapeutics Inc. (a)	10,910	122,738
iRadimed Corp. (a)	560	20,804
iRhythm Technologies Inc. (a)	3,202	303,101
Ironwood Pharmaceuticals Inc. (a)	18,394	339,553
Jounce Therapeutics Inc. (a)	2,248	14,612
K2M Group Holdings Inc. (a)	5,467	149,632
Kadmon Holdings Inc. (a)	12,712	42,458
Kala Pharmaceuticals Inc. (a)	1,535	15,150
Karyopharm Therapeutics Inc. (a)	6,437	109,622
Keryx Biopharmaceuticals Inc. (a)	12,550	42,670
Kezar Life Sciences Inc. (a)	790	16,914
Kindred Biosciences Inc. (a)	4,119	57,460
Kiniksa Pharmaceuticals Ltd. Class A (a)	979	24,965
Kura Oncology Inc. (a)	4,007	70,123
La Jolla Pharmaceutical Co. (a)	2,847	57,310
Lannett Company Inc. (a)	4,575	21,731
Lantheus Holdings Inc. (a)	4,932	73,733
LeMaitre Vascular Inc.	2,092	81,044
Lexicon Pharmaceuticals Inc. (a)	5,737	61,214
LHC Group Inc. (a)	3,915	403,206
LifePoint Health Inc. (a)	4,719	303,904
Ligand Pharmaceuticals Inc. Class B (a)	2,778	762,533
Liquidia Technologies Inc. (a)	751	20,600
LivaNova PLC (a)	6,467	801,714
Loxo Oncology Inc. (a)	3,571	610,034
Luminex Corp.	5,506	166,887
MacroGenics Inc. (a)	5,205	111,595
Madrigal Pharmaceuticals Inc. (a)	921	197,214
Magellan Health Inc. (a)	3,269	235,531
Mallinckrodt PLC (a)	10,930	320,358

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MannKind Corp. (a)	17,212	$31,498
Marinus Pharmaceuticals Inc. (a)	4,783	47,830
Medicines Co., The (a)	9,140	273,377
MediciNova Inc. (a)	5,240	65,448
Medidata Solutions Inc. (a)	7,667	562,068
Medpace Holdings Inc. (a)	2,886	172,900
Melinta Therapeutics Inc. (a)	3,241	12,802
Menlo Therapeutics Inc. (a)	995	9,801
Meridian Bioscience Inc.	5,517	82,203
Merit Medical Systems Inc. (a)	7,078	434,943
Mersana Therapeutics Inc. (a)	2,099	20,990
MiMedx Group Inc. (a)	13,749	84,969
Minerva Neurosciences Inc. (a)	4,064	51,003
Miragen Therapeutics Inc. (a)	4,150	23,157
Mirati Therapeutics Inc. (a)	2,678	126,134
Molecular Templates Inc. (a)	1,461	7,875
Momenta Pharmaceuticals Inc. (a)	10,188	267,944
Mustang Bio Inc. (a)	2,441	14,524
MyoKardia Inc. (a)	4,517	294,508
Myriad Genetics Inc. (a)	8,827	406,042
NanoString Technologies Inc. (a)	3,450	61,514
NantHealth Inc. (a)	2,817	4,423
NantKwest Inc. (a)	4,937	18,267
Natera Inc. (a)	4,371	104,642
National Healthcare Corp.	1,611	121,421
National Research Corp. Class A	1,465	56,549
Natus Medical Inc. (a)	4,280	152,582
Neogen Corp. (a)	6,677	477,606
NeoGenomics Inc. (a)	8,428	129,370
Neos Therapeutics Inc. (a)	4,198	20,360
Neuronetics Inc. (a)	983	31,515
Nevro Corp. (a)	3,865	220,305
NewLink Genetics Corp. (a)	4,970	11,878
NextGen Healthcare Inc. (a)	7,059	141,745
Novavax Inc. (a)	50,615	95,156
Novocure Ltd. (a)	9,771	512,000
NuVasive Inc. (a)	6,828	484,651
Nuvectra Corp. (a)	1,787	39,278
NxStage Medical Inc. (a)	8,611	240,161
Nymox Pharmaceutical Corp. (a)	4,564	11,227
Ocular Therapeutix Inc. (a)	3,929	27,032
Odonate Therapeutics Inc. (a)	1,000	19,410
Omeros Corp. (a)	6,084	148,510
Omnicell Inc. (a)	5,144	369,854
OPKO Health Inc. (a)	42,711	147,780
Optinose Inc. (a)	2,599	32,306
OraSure Technologies Inc. (a)	7,990	123,446
Organovo Holdings Inc. (a)	19,361	22,265
Orthofix Medical Inc. (a)	2,322	134,235
OrthoPediatrics Corp. (a)	821	30,081
Ovid Therapeutics Inc. (a)	1,840	10,433
Owens & Minor Inc.	8,111	133,994
Oxford Immunotec Global PLC (a)	3,370	54,695
Pacific Biosciences of California Inc. (a)	16,176	87,512
Pacira Pharmaceuticals Inc. (a)	5,298	260,397

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Palatin Technologies Inc. (a)	28,574	$28,503
Paratek Pharmaceuticals Inc. (a)	4,042	39,207
Patterson Companies Inc.	10,889	266,236
PDL BioPharma Inc. (a)	17,793	46,796
PetIQ Inc. (a)	1,375	54,051
Pfenex Inc. (a)	3,440	17,578
Phibro Animal Health Corp. Class A	2,650	113,685
Pieris Pharmaceuticals Inc. (a)	6,594	36,926
PolarityTE Inc. (a)	1,393	26,606
Portola Pharmaceuticals Inc. (a)	8,645	230,216
Prestige Consumer Healthcare Inc. (a)	6,909	261,782
Progenics Pharmaceuticals Inc. (a)	10,680	66,964
Proteostasis Therapeutics Inc. (a)	4,096	9,871
Prothena Corp. PLC (a)	5,335	69,782
Providence Service Corp. (a)	1,481	99,642
PTC Therapeutics Inc. (a)	6,012	282,564
Pulse Biosciences Inc. (a)	1,231	17,468
Puma Biotechnology Inc. (a)	3,866	177,256
Quanterix Corp. (a)	1,281	27,439
Quidel Corp. (a)	4,539	295,807
Quorum Health Corp. (a)	4,554	26,686
R1 RCM Inc. (a)	13,668	138,867
Ra Pharmaceuticals Inc. (a)	2,149	38,875
Radius Health Inc. (a)	5,373	95,639
RadNet Inc. (a)	5,263	79,208
Reata Pharmaceuticals Inc. Class A (a)	2,483	203,010
Recro Pharma Inc. (a)	2,169	15,422
REGENXBIO Inc. (a)	4,205	317,478
Repligen Corp. (a)	5,190	287,837
Replimune Group Inc. (a)	1,163	18,724
resTORbio Inc. (a)	962	14,565
Retrophin Inc. (a)	5,372	154,338
Revance Therapeutics Inc. (a)	4,357	108,271
Rhythm Pharmaceuticals Inc. (a)	2,021	58,953
Rigel Pharmaceuticals Inc. (a)	22,292	71,557
Rocket Pharmaceuticals Inc. (a)	2,771	68,222
Rockwell Medical Inc. (a)	5,557	23,451
RTI Surgical Inc. (a)	7,485	33,683
Rubius Therapeutics Inc. (a)	1,472	35,328
Sangamo Therapeutics Inc. (a)	13,466	228,249
Savara Inc. (a)	4,017	44,830
Scholar Rock Holding Corp. (a)	946	24,360
scPharmaceuticals Inc. (a)	1,083	6,357
SeaSpine Holdings Corp. (a)	1,822	28,350
Select Medical Holdings Corp. (a)	14,398	264,923
Selecta Biosciences Inc. (a)	2,360	36,698
Senseonics Holdings Inc. (a)	11,315	53,973
Seres Therapeutics Inc. (a)	2,927	22,216
Sienna Biopharmaceuticals Inc. (a)	2,341	34,694
Sientra Inc. (a)	3,081	73,574
SIGA Technologies Inc. (a)	6,893	47,493
Simulations Plus Inc.	1,738	35,108
Solid Biosciences Inc. (a)	1,618	76,337
Sorrento Therapeutics Inc. (a)	14,516	63,870
Spark Therapeutics Inc. (a)	4,176	227,801

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Spectrum Pharmaceuticals Inc. (a)	13,388	$224,918
Spero Therapeutics Inc. (a)	999	10,499
Spring Bank Pharmaceuticals Inc. (a)	1,607	19,364
STAAR Surgical Co. (a)	5,837	280,176
Stemline Therapeutics Inc. (a)	3,754	62,316
Supernus Pharmaceuticals Inc. (a)	6,502	327,376
Surface Oncology Inc. (a)	1,176	12,865
Surgery Partners Inc. (a)	2,431	40,112
SurModics Inc. (a)	1,722	128,547
Syndax Pharmaceuticals Inc. (a)	2,072	16,742
Syneos Health Inc. (a)	8,235	424,514
Synergy Pharmaceuticals Inc. (a)	33,003	56,105
Synlogic Inc. (a)	1,715	24,370
Syros Pharmaceuticals Inc. (a)	3,105	36,981
T2 Biosystems Inc. (a)	4,091	30,478
Tabula Rasa HealthCare Inc. (a)	2,325	188,767
Tactile Systems Technology Inc. (a)	2,334	165,831
Tandem Diabetes Care Inc. (a)	6,770	290,027
Teladoc Health Inc. (a)	8,899	768,429
Teligent Inc. (a)	6,748	26,655
Tenet Healthcare Corp. (a)	11,115	316,333
Tetraphase Pharmaceuticals Inc. (a)	8,084	22,312
TG Therapeutics Inc. (a)	7,636	42,762
TherapeuticsMD Inc. (a)	24,257	159,126
Theravance Biopharma Inc. (a)	5,690	185,892
Tivity Health Inc. (a)	5,310	170,717
Tocagen Inc. (a)	2,703	42,140
TransEnterix Inc. (a)	21,215	123,047
Translate Bio Inc. (a)	1,447	14,470
Tricida Inc. (a)	1,534	46,864
Triple-S Management Corp. Class B (a)	2,933	55,404
Tyme Technologies Inc. (a)	6,750	18,765
U.S. Physical Therapy Inc.	1,655	196,283
Ultragenyx Pharmaceutical Inc. (a)	6,243	476,591
UNITY Biotechnology Inc. (a)	820	13,358
Unum Therapeutics Inc. (a)	575	5,923
Utah Medical Products Inc.	456	42,955
Vanda Pharmaceuticals Inc. (a)	6,818	156,473
Varex Imaging Corp. (a)	5,069	145,278
Veracyte Inc. (a)	3,799	36,280
Verastem Inc. (a)	9,123	66,142
Vericel Corp. (a)	5,705	80,726
Verrica Pharmaceuticals Inc. (a)	870	14,138
ViewRay Inc. (a)	8,006	74,936
Viking Therapeutics Inc. (a)	6,885	119,937
Vital Therapies Inc. (a)	4,896	1,348
Vocera Communications Inc. (a)	3,957	144,747
Voyager Therapeutics Inc. (a)	2,848	53,884
WaVe Life Sciences Ltd. (a)	2,340	117,000
Wright Medical Group NV (a)	16,511	479,149
Xencor Inc. (a)	6,136	239,120
Xeris Pharmaceuticals Inc. (a)	1,029	18,090
XOMA Corp. (a)	928	16,305
Zafgen Inc. (a)	3,975	46,468
ZIOPHARM Oncology Inc. (a)	17,470	55,904

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zogenix Inc. (a)	5,573	$276,421
Zomedica Pharmaceuticals Corp. (a)	4,780	8,939

		49,784,615

Industrials (14.82%)
Aaon Inc.	5,480	207,138
AAR Corp.	4,315	206,645
ABM Industries Inc.	8,788	283,413
Acacia Research Corp. (a)	5,266	16,851
Acco Brands Corp.	13,745	155,319
Actuant Corp. Class A	8,096	225,878
Advanced Disposal Services Inc. (a)	9,624	260,618
Advanced Drainage Systems Inc.	4,807	148,536
Aegion Corp. (a)	4,260	108,119
Aerojet Rocketdyne Holdings Inc. (a)	9,280	315,427
Aerovironment Inc. (a)	2,816	315,871
Air Transport Services Group Inc. (a)	7,752	166,435
Aircastle Ltd.	7,422	162,616
Alamo Group Inc.	1,279	117,169
Albany International Corp. Class A	3,813	303,134
Allegiant Travel Co.	1,713	217,208
Allied Motion Technologies Inc.	928	50,511
Altra Industrial Motion Corp.	7,968	329,078
Ameresco Inc. Class A (a)	2,795	38,152
American Railcar Industries Inc.	909	41,905
American Woodmark Corp. (a)	1,876	147,172
Apogee Enterprises Inc.	3,676	151,892
Applied Industrial Technologies Inc.	5,068	396,571
ArcBest Corp.	3,409	165,507
Argan Inc.	1,944	83,592
Armstrong Flooring Inc. (a)	2,814	50,933
ASGN Inc. (a)	6,739	531,909
Astec Industries Inc.	3,042	153,347
Astronics Corp. (a)	2,809	122,192
Atkore International Group Inc. (a)	5,182	137,478
Atlas Air Worldwide Holdings Inc. (a)	3,145	200,494
Avis Budget Group Inc. (a)	8,866	284,953
Axon Enterprise Inc. (a)	7,633	522,326
AZZ Inc.	3,438	173,619
Babcock & Wilcox Enterprises Inc. (a)	5,219	5,376
Barnes Group Inc.	6,348	450,898
Barrett Business Services Inc.	932	62,239
Beacon Roofing Supply Inc. (a)	9,055	327,700
BG Staffing Inc.	1,131	30,763
Blue Bird Corp. (a)	1,933	47,359
BlueLinx Holdings Inc. (a)	1,118	35,206
BMC Stock Holdings Inc. (a)	8,952	166,955
Brady Corp.	6,234	272,738
Briggs & Stratton Corp.	5,511	105,977
BrightView Holdings Inc. (a)	3,277	52,596
Brink’s Co., The	6,677	465,721
Builders FirstSource Inc. (a)	15,008	220,317
CaesarStone Ltd.	3,044	56,466
CAI International Inc. (a)	2,260	51,686
Casella Waste Systems Inc. Class A (a)	5,293	164,401
CBIZ Inc. (a)	6,852	162,392

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CECO Environmental Corp.	3,524	$27,769
Chart Industries Inc. (a)	4,091	320,448
Cimpress NV (a)	2,925	399,584
CIRCOR International Inc.	2,159	102,553
Columbus McKinnon Corp.	2,965	117,236
Comfort Systems USA Inc.	4,866	274,442
Commercial Vehicle Group Inc. (a)	3,913	35,843
Continental Building Products Inc. (a)	4,936	185,347
Costamare Inc.	6,059	39,323
Covanta Holding Corp.	15,614	253,728
Covenant Transport Group Inc. Class A (a)	1,638	47,600
CRA International Inc.	1,043	52,379
CSW Industrials Inc. (a)	2,063	110,783
Cubic Corp.	3,363	245,667
Daseke Inc. (a)	5,272	42,281
Deluxe Corp.	6,343	361,170
DMC Global Inc.	1,896	77,357
Douglas Dynamics Inc.	2,949	129,461
Ducommun Inc. (a)	1,390	56,768
DXP Enterprises Inc. (a)	2,114	84,708
Dycom Industries Inc. (a)	4,011	339,331
Eagle Bulk Shipping Inc. (a)	5,652	31,764
Eastern Co., The	893	25,361
Echo Global Logistics Inc. (a)	3,715	114,979
EMCOR Group Inc.	7,719	579,774
Encore Wire Corp.	2,704	135,470
Energous Corp. (a)	2,722	27,547
Energy Recovery Inc. (a)	4,540	40,633
EnerSys	5,594	487,405
Engility Holdings Inc. (a)	2,410	86,736
Ennis Inc.	3,378	69,080
Enphase Energy Inc. (a)	11,487	55,712
EnPro Industries Inc.	2,750	200,558
EnviroStar Inc.	557	21,695
ESCO Technologies Inc.	3,381	230,077
Essendant Inc.	4,882	62,587
Esterline Technologies Corp. (a)	3,475	316,051
Evoqua Water Technologies Corp. (a)	10,052	178,725
Exponent Inc.	6,853	367,321
Federal Signal Corp.	7,890	211,294
Forrester Research Inc.	1,362	62,516
Forward Air Corp.	3,897	279,415
Foundation Building Materials Inc. (a)	1,782	22,222
Franklin Covey Co. (a)	1,117	26,417
Franklin Electric Co. Inc.	6,160	291,060
FreightCar America Inc. (a)	1,439	23,125
FTI Consulting Inc. (a)	5,046	369,317
FuelCell Energy Inc. (a)	12,967	13,875
GATX Corp.	4,992	432,257
Genco Shipping & Trading Ltd. (a)	1,183	16,562
Gencor Industries Inc. (a)	1,255	15,123
Generac Holdings Inc. (a)	8,055	454,383
General Finance Corp. (a)	1,474	23,510
Gibraltar Industries Inc. (a)	4,240	193,344
Global Brass & Copper Holdings Inc.	2,889	106,604

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
GMS Inc. (a)	4,325	$100,340
Gorman-Rupp Co., The	2,343	85,520
GP Strategies Corp. (a)	1,543	26,000
Graham Corp.	1,423	40,086
Granite Construction Inc.	5,838	266,797
Great Lakes Dredge & Dock Co. (a)	7,081	43,902
Greenbrier Companies Inc., The	4,203	252,600
Griffon Corp.	4,596	74,225
H&E Equipment Services Inc.	4,225	159,621
Harsco Corp. (a)	10,688	305,142
Hawaiian Holdings Inc.	6,694	268,429
HC2 Holdings Inc. (a)	5,263	32,210
Healthcare Services Group Inc.	9,839	399,660
Heartland Express Inc.	6,208	122,484
Heidrick & Struggles International Inc.	2,480	83,948
Herc Holdings Inc. (a)	3,189	163,277
Heritage-Crystal Clean Inc. (a)	2,210	47,184
Herman Miller Inc.	7,899	303,322
Hertz Global Holdings Inc. (a)	7,281	118,899
Hillenbrand Inc.	8,338	436,077
HNI Corp.	5,765	255,044
Hub Group Inc. (a)	4,340	197,904
Hurco Companies Inc.	746	33,645
Huron Consulting Group Inc. (a)	2,936	145,038
Hyster-Yale Materials Handling Inc.	1,377	84,727
ICF International Inc.	2,401	181,155
IES Holdings Inc. (a)	1,246	24,297
Infrastructure and Energy Alternatives Inc. (a)	2,738	28,749
Innerworkings Inc. (a)	5,175	40,986
Insperity Inc.	5,090	600,366
Insteel Industries Inc.	2,420	86,830
Interface Inc.	7,844	183,157
JELD-WEN Holding Inc. (a)	9,181	226,403
John Bean Technologies Corp.	4,158	496,049
Kadant Inc.	1,452	156,598
Kaman Corp.	3,667	244,882
KBR Inc.	18,732	395,807
Kelly Services Inc. Class A	4,153	99,797
Kennametal Inc.	10,820	471,319
Keyw Holding Corp., The (a)	6,461	55,952
Kforce Inc.	3,061	115,094
Kimball International Inc. Class B	4,802	80,434
KLX Inc. (a)	6,678	419,245
Knoll Inc.	6,430	150,784
Korn/Ferry International	7,624	375,406
Kratos Defense & Security Solutions Inc. (a)	11,698	172,896
L.B. Foster Co. Class A (a)	1,317	27,064
Lawson Products Inc. (a)	1,004	34,036
Lindsay Corp.	1,425	142,842
LSC Communications Inc.	4,353	48,144
Lydall Inc. (a)	2,247	96,846
Manitex International Inc. (a)	2,276	23,966
Manitowoc Company Inc., The (a)	4,691	112,537
Marten Transport Ltd.	5,193	109,313
Masonite International Corp. (a)	3,637	233,132

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
MasTec Inc. (a)	8,613	$384,570
Matson Inc.	5,626	223,015
Matthews International Corp. Class A	4,144	207,822
Maxar Technologies Ltd.	7,523	248,786
McGrath Rentcorp	3,201	174,358
Mercury Systems Inc. (a)	6,240	345,197
Meritor Inc. (a)	11,008	213,115
Mesa Air Group Inc. (a)	1,597	22,134
Milacron Holdings Corp. (a)	9,209	186,482
Miller Industries Inc.	1,464	39,382
Mistras Group Inc. (a)	2,325	50,383
Mobile Mini Inc.	5,901	258,759
Moog Inc. Class A	4,262	366,404
MRC Global Inc. (a)	11,161	209,492
MSA Safety Inc.	4,528	481,960
Mueller Industries Inc.	7,529	218,190
Mueller Water Products Inc.	20,543	236,450
Multi-Color Corp.	1,842	114,665
MYR Group Inc. (a)	2,137	69,752
National Presto Industries Inc.	659	85,439
Navigant Consulting Inc.	5,956	137,345
Navistar International Corp. (a)	6,534	251,559
NCI Building Systems Inc. (a)	5,660	85,749
Nexeo Solutions Inc. (a)	4,348	53,263
NL Industries Inc. (a)	1,105	6,630
NN Inc.	3,675	57,330
Northwest Pipe Co. (a)	1,508	29,783
NOW Inc. (a)	14,327	237,112
NV5 Global Inc. (a)	1,245	107,942
Omega Flex Inc.	370	26,329
Orion Group Holdings Inc. (a)	3,358	25,353
P.A.M. Transportation Services Inc. (a)	341	22,196
Park-Ohio Holdings Corp.	1,153	44,218
Patrick Industries Inc. (a)	3,163	187,250
PGT Innovations Inc. (a)	6,586	142,258
PICO Holdings Inc.	2,314	29,041
Pitney Bowes Inc.	24,989	176,922
Plug Power Inc. (a)	27,322	52,458
Powell Industries Inc.	1,149	41,663
Preformed Line Products Co.	463	32,540
Primoris Services Corp.	5,552	137,801
Proto Labs Inc. (a)	3,599	582,138
Quad Graphics Inc.	4,149	86,465
Quanex Building Products Corp.	4,636	84,375
R.R. Donnelley & Sons Co.	9,380	50,652
Radiant Logistics Inc. (a)	4,623	27,322
Raven Industries Inc.	4,761	217,816
RBC Bearings Inc. (a)	3,173	477,092
Reis Inc.	1,438	33,074
Resources Connection Inc.	3,958	65,703
REV Group Inc.	3,979	62,470
Rexnord Corp. (a)	13,884	427,627
Rush Enterprises Inc. Class A	3,991	156,886
Rush Enterprises Inc. Class B	483	19,267
Safe Bulkers Inc. (a)	7,634	21,986
Saia Inc. (a)	3,404	260,236

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Scorpio Bulkers Inc.	7,727	$56,021
Simpson Manufacturing Co. Inc.	5,504	398,820
SiteOne Landscape Supply Inc. (a)	5,304	399,603
SkyWest Inc.	6,766	398,517
Spartan Motors Inc.	4,530	66,818
Sparton Corp. (a)	1,625	23,449
Spirit Airlines Inc. (a)	9,114	428,085
SPX Corp. (a)	5,718	190,467
SPX FLOW Inc. (a)	5,598	291,096
Standard Plus Corp. (a)	3,006	109,719
Standex International Corp.	1,691	176,287
Steelcase Inc.	11,268	208,458
Sterling Construction Company Inc. (a)	3,409	48,817
Sun Hydraulics Corp.	3,796	207,945
Sunrun Inc. (a)	12,837	159,692
Systemax Inc.	1,623	53,462
Team Inc. (a)	3,929	88,403
Tennant Co.	2,371	180,077
Tetra Tech Inc.	7,361	502,756
Textainer Group Holdings Ltd. (a)	3,621	46,349
Thermon Group Holdings Inc. (a)	4,303	110,931
Titan International Inc.	6,671	49,499
Titan Machinery Inc. (a)	2,475	38,325
TPI Composites Inc. (a)	1,934	55,216
Trex Co. Inc. (a)	7,851	604,370
TriMas Corp. (a)	6,087	185,045
TriNet Group Inc. (a)	5,793	326,262
Triton International Ltd. of Bermuda	6,945	231,060
Triumph Group Inc.	6,473	150,821
TrueBlue Inc. (a)	5,348	139,315
Tutor Perini Corp. (a)	4,970	93,436
Twin Disc Inc. (a)	1,346	31,012
U.S. Xpress Enterprises Inc. Class A (a)	2,495	34,431
UniFirst Corp.	2,026	351,815
Universal Forest Products Inc.	7,963	281,333
Universal Logistics Holdings Inc.	980	36,064
US Ecology Inc.	2,910	214,613
USA Truck Inc. (a)	1,261	25,510
Vectrus Inc. (a)	1,481	46,192
Veritiv Corp. (a)	1,528	55,619
Viad Corp.	2,703	160,153
Vicor Corp. (a)	2,319	106,674
Vivint Solar Inc. (a)	4,915	25,558
VSE Corp.	1,151	38,133
Wabash National Corp.	7,510	136,907
WageWorks Inc. (a)	5,269	225,250
Watts Water Technologies Inc.	3,690	306,270
Werner Enterprises Inc.	6,350	224,473
Wesco Aircraft Holdings Inc. (a)	7,195	80,944
Willdan Group Inc. (a)	941	31,956
Willis Lease Finance Corp. (a)	459	15,840
Willscot Corp. (a)	4,737	81,240
Woodward Inc.	7,118	575,561
YRC Worldwide Inc. (a)	4,269	38,336

		45,564,453

	Shares	Value
Common Stocks (Cont.)
Information Technology (13.72%)
3D Systems Corp. (a)	14,499	$274,029
8x8 Inc. (a)	12,215	259,569
A10 Networks Inc. (a)	6,329	38,480
Acacia Communications Inc. (a)	3,634	150,339
ACI Worldwide Inc. (a)	15,239	428,825
ACM Research Inc. Class A (a)	1,284	14,214
Acxiom Holdings Inc. (a)	10,208	504,377
Adesto Technologies Corp. (a)	2,873	17,094
Adtran Inc.	6,361	112,272
Advanced Energy Industries Inc. (a)	5,206	268,890
Aerohive Networks Inc. (a)	5,096	20,996
Agilysys Inc. (a)	1,822	29,699
Alarm.com Holdings Inc. (a)	4,092	234,881
Alpha & Omega Semiconductor Ltd. (a)	2,486	28,912
Altair Engineering Inc. Class A (a)	4,017	174,539
Alteryx Inc. Class A (a)	3,884	222,204
Ambarella Inc. (a)	4,299	166,285
Amber Road Inc. (a)	2,860	27,513
American Software Inc. Class A	3,796	46,045
Amkor Technology Inc. (a)	13,591	100,437
Anixter International Inc. (a)	3,914	275,154
AppFolio Inc. Class A (a)	2,013	157,819
Applied Optoelectronics Inc. (a)	2,492	61,453
Apptio Inc. Class A (a)	4,570	168,907
Aquantia Corp. (a)	2,609	33,369
Arlo Technologies Inc. (a)	1,873	27,177
Asure Software Inc. (a)	1,580	19,624
Avalara Inc. (a)	1,108	38,702
Avaya Holdings Corp. (a)	13,905	307,857
Avid Technology Inc. (a)	3,792	22,487
AVX Corp.	6,197	111,856
Axcelis Technologies Inc. (a)	4,256	83,630
AXT Inc. (a)	4,613	32,983
Badger Meter Inc.	3,793	200,839
Bel Fuse Inc.	1,475	39,088
Belden Inc.	5,367	383,257
Benchmark Electronics Inc.	6,216	145,454
Benefitfocus Inc. (a)	2,977	120,420
Blackbaud Inc.	6,409	650,385
BlackLine Inc. (a)	4,774	269,588
Bottomline Technologies Inc. (a)	5,342	388,417
Box Inc. Class A (a)	16,389	391,861
Brightcove Inc. (a)	4,472	37,565
Brooks Automation Inc.	9,230	323,327
Cabot Microelectronics Corp.	3,382	348,921
CACI International Inc. Class A (a)	3,262	600,697
CalAmp Corp. (a)	4,560	109,258
Calix Inc. (a)	5,782	46,834
Carbon Black Inc. (a)	1,280	27,110
Carbonite Inc. (a)	4,167	148,554
Cardtronics PLC Class A (a)	5,269	166,711
Casa Systems Inc. (a)	3,595	53,026
Cass Information Systems Inc.	1,587	103,345
CEVA Inc. (a)	2,930	84,238

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ChannelAdvisor Corp. (a)	3,828	$47,659
Ciena Corp. (a)	19,035	594,653
Cirrus Logic Inc. (a)	8,139	314,165
Cision Ltd. (a)	7,154	120,187
Clearfield Inc. (a)	1,205	16,207
Cloudera Inc. (a)	13,727	242,282
Cohu Inc.	3,757	94,301
CommVault Systems Inc. (a)	5,221	365,470
Comtech Telecommunications Corp.	3,053	110,732
Control4 Corp. (a)	3,455	118,610
ConvergeOne Holdings Inc.	3,935	36,635
Convergys Corp.	12,117	287,658
Cornerstone OnDemand Inc. (a)	7,223	409,905
Coupa Software Inc. (a)	7,062	558,604
Cray Inc. (a)	5,368	115,412
Cree Inc. (a)	13,371	506,360
CSG Systems International Inc.	4,413	177,138
CTS Corp.	4,344	148,999
Daktronics Inc.	4,775	37,436
DASAN Zhone Solutions Inc. (a)	917	13,012
Diebold Nixdorf Inc.	10,128	45,576
Digi International Inc. (a)	3,277	44,076
Digimarc Corp. (a)	1,625	51,106
Diodes Inc. (a)	5,335	177,602
Eastman Kodak Co. (a)	2,849	8,832
Ebix Inc.	3,196	252,963
eGain Corp. (a)	2,825	22,883
Electro Scientific Industries Inc. (a)	4,290	74,861
Electronics for Imaging Inc. (a)	5,915	201,583
Ellie Mae Inc. (a)	4,539	430,161
Endurance International Group Holdings Inc. (a)	9,321	82,025
Entegris Inc.	18,853	545,794
Envestnet Inc. (a)	5,867	357,594
ePlus inc. (a)	1,777	164,728
Everbridge Inc. (a)	3,564	205,429
Everi Holdings Inc. (a)	8,662	79,431
EVERTEC Inc.	8,093	195,041
Evo Payments Inc. Class A (a)	2,158	51,576
Exela Technologies Inc. (a)	6,071	43,286
Exlservice Holdings Inc. (a)	4,433	293,465
Extreme Networks Inc. (a)	15,241	83,521
Fabrinet (a)	4,787	221,447
FARO Technologies Inc. (a)	2,232	143,629
Finisar Corp. (a)	15,584	296,875
Fitbit Inc. Class A (a)	27,994	149,768
Five9 Inc. (a)	7,616	332,743
ForeScout Technologies Inc. (a)	3,989	150,625
Formfactor Inc. (a)	9,820	135,025
Fusion Connect Inc. (a)	3,294	8,466
Glu Mobile Inc. (a)	14,816	110,379
GTT Communications Inc. (a)	5,635	244,559
Hackett Group Inc., The	3,187	64,218
Harmonic Inc. (a)	10,793	59,362
Hortonworks Inc. (a)	9,378	213,912
HubSpot Inc. (a)	4,814	726,673

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
i3 Verticals Inc. Class A (a)	1,168	$26,841
Ichor Holdings Ltd. (a)	3,191	65,160
II-VI Inc. (a)	8,209	388,286
Immersion Corp. (a)	3,092	32,682
Imperva Inc. (a)	4,627	214,924
Impinj Inc. (a)	2,157	53,537
Infinera Corp. (a)	20,030	146,219
Information Services Group Inc. (a)	5,071	24,239
Inphi Corp. (a)	5,768	219,069
Insight Enterprises Inc. (a)	4,666	252,384
Instructure Inc. (a)	4,219	149,353
Integrated Device Technology Inc. (a)	17,218	809,418
InterDigital Inc.	4,596	367,680
Internap Corp. (a)	2,478	31,297
Iteris Inc. (a)	3,745	20,148
Itron Inc. (a)	4,502	289,028
j2 Global Inc.	6,222	515,493
Kemet Corp. (a)	7,492	138,977
Kimball Electronics Inc. (a)	3,440	67,596
Knowles Corp. (a)	11,603	192,842
Kopin Corp. (a)	9,119	22,068
KVH Industries Inc. (a)	1,815	23,777
Lattice Semiconductor Corp. (a)	15,549	124,392
Limelight Networks Inc. (a)	14,509	72,835
LivePerson Inc. (a)	7,700	199,815
Lumentum Holdings Inc. (a)	8,326	499,144
MACOM Technology Solutions Holdings Inc. (a)	6,018	123,971
Majesco (a)	949	7,165
ManTech International Corp. Class A	3,514	222,436
MAXIMUS Inc.	8,483	551,904
MaxLinear Inc. Class A (a)	8,302	165,044
Maxwell Technologies Inc. (a)	5,060	17,659
Mesa Laboratories Inc.	447	82,972
Methode Electronics Inc.	4,786	173,253
MicroStrategy Inc. (a)	1,261	177,322
MINDBODY, Inc. Class A (a)	5,787	235,242
Mitek Systems Inc. (a)	4,222	29,765
MobileIron Inc. (a)	9,510	50,403
Model N Inc. (a)	3,426	54,302
MoneyGram International Inc. (a)	4,673	25,001
Monotype Imaging Holdings Inc.	5,502	111,140
MTS Systems Corp.	2,373	129,922
Nanometrics Inc. (a)	3,026	113,536
Napco Security Technologies Inc. (a)	1,880	28,106
NeoPhotonics Corp. (a)	5,049	41,907
NETGEAR Inc. (a)	4,149	260,765
NetScout Systems Inc. (a)	10,324	260,681
New Relic Inc. (a)	5,887	554,732
NIC Inc.	8,547	126,496
nLight Inc. (a)	1,114	24,742
Novanta Inc. (a)	4,349	297,472
NVE Corp.	634	67,128
Oclaro Inc. (a)	22,351	199,818
OneSpan Inc. (a)	4,185	79,724
OSI Systems Inc. (a)	2,231	170,248

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PAR Technology Corp. (a)	1,351	$30,019
Park City Group Inc. (a)	2,134	21,553
Park Electrochemical Corp.	2,399	46,757
Paylocity Holding Corp. (a)	3,848	309,071
PC Connection Inc.	1,532	59,579
PDF Solutions Inc. (a)	3,267	29,501
Perficient Inc. (a)	4,535	120,858
Perspecta Inc.	19,081	490,763
PFSweb Inc. (a)	2,384	17,642
Photronics Inc. (a)	9,016	88,808
Plantronics Inc.	4,404	265,561
Plexus Corp. (a)	4,244	248,316
Power Integrations Inc.	3,804	240,413
Presidio Inc.	4,212	64,233
PRGX Global Inc. (a)	3,237	28,162
Progress Software Corp.	6,016	212,305
PROS Holdings Inc. (a)	4,132	144,703
Q2 Holdings Inc. (a)	4,863	294,455
QAD Inc. Class A	1,364	77,271
Qualys Inc. (a)	4,478	398,990
Quantenna Communications Inc. (a)	4,485	82,748
Rambus Inc. (a)	14,154	154,420
Rapid7 Inc. (a)	4,850	179,062
Ribbon Communications Inc. (a)	6,644	45,379
Rimini Street Inc. (a)	1,362	8,594
Rogers Corp. (a)	2,438	359,166
Rudolph Technologies Inc. (a)	4,184	102,299
SailPoint Technologies Holdings Inc. (a)	6,962	236,847
Sanmina Corp. (a)	9,003	248,483
ScanSource Inc. (a)	3,345	133,466
Science Applications International Corp.	5,627	453,536
SecureWorks Corp. Class A (a)	805	11,793
Semtech Corp. (a)	8,643	480,551
SendGrid Inc. (a)	3,839	141,237
ServiceSource International Inc. (a)	8,665	24,695
ShotSpotter Inc. (a)	974	59,696
Silicon Laboratories Inc. (a)	5,703	523,535
SMART Global Holdings Inc. (a)	1,322	37,994
SPS Commerce Inc. (a)	2,242	222,496
Stratasys Ltd. (a)	6,728	155,484
SunPower Corp. (a)	8,181	59,721
Sykes Enterprises Inc. (a)	5,252	160,133
Synaptics Inc. (a)	4,688	213,867
SYNNEX Corp.	3,992	338,122
Syntel Inc. (a)	4,721	193,467
Tech Data Corp. (a)	5,078	363,432
Telaria Inc. (a)	6,978	26,447
TeleNav Inc. (a)	4,426	22,351
Tenable Holdings Inc. (a)	1,672	65,007
TiVo Corp.	16,037	199,661
Trade Desk Inc., The Class A (a)	4,320	651,931
Travelport Worldwide Ltd.	16,667	281,172
TTEC Holdings Inc.	1,879	48,666
TTM Technologies Inc. (a)	12,459	198,223
Tucows Inc. Class A (a)	1,263	70,412

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ultra Clean Holdings Inc. (a)	5,104	$64,055
Unisys Corp. (a)	6,703	136,741
Upland Software Inc. (a)	2,088	67,463
USA Technologies Inc. (a)	7,063	50,854
Varonis Systems Inc. (a)	3,749	274,614
Veeco Instruments Inc. (a)	6,420	65,805
Verint Systems Inc. (a)	8,456	423,646
Veritone Inc. (a)	1,146	11,953
ViaSat Inc. (a)	7,353	470,224
Viavi Solutions Inc. (a)	30,194	342,400
Virnetx Holding Corp. (a)	8,291	38,553
Virtusa Corp. (a)	3,775	202,755
Vishay Intertechnology Inc.	17,600	358,160
Vishay Precision Group Inc. (a)	1,373	51,350
Web.com Group Inc. (a)	5,424	151,330
Workiva Inc. (a)	3,782	149,389
Xcerra Corp. (a)	7,136	101,831
Xperi Corp.	6,505	96,599
Yext Inc. (a)	10,781	255,510
Zix Corp. (a)	6,086	33,777
Zscaler Inc. (a)	1,849	75,402

		42,179,676

Materials (4.10%)
A. Schulman Contingent Value Rights (a) (b)	4,294	8,202
Advanced Emissions Solutions Inc.	685	8,193
AdvanSix Inc. (a)	4,079	138,479
AgroFresh Solutions Inc. (a)	3,507	21,849
AK Steel Holding Corp. (a)	41,835	204,992
Allegheny Technologies Inc. (a)	16,674	492,717
American Vanguard Corp.	3,869	69,642
Balchem Corp.	4,259	477,391
Boise Cascade Co.	5,163	189,998
Carpenter Technology Corp.	6,195	365,195
Century Aluminum Co. (a)	6,633	79,397
Chase Corp.	962	115,584
Clearwater Paper Corp. (a)	2,145	63,707
Cleveland-Cliffs Inc. (a)	39,545	500,640
Coeur Mining Inc. (a)	24,633	131,294
Commercial Metals Co.	15,466	317,362
Compass Minerals International Inc.	4,526	304,147
Ferro Corp. (a)	11,198	260,018
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b) (c)	10,979	0
Flotek Industries Inc. (a)	9,338	22,411
Forterra Inc. (a)	2,002	14,935
FutureFuel Corp.	3,429	63,574
GCP Applied Technologies Inc. (a)	9,550	253,553
Gold Resource Corp.	6,157	31,647
Greif Inc. Class A	3,397	182,283
Greif Inc. Class B	740	42,661
Hawkins Inc.	1,286	53,305
Haynes International Inc.	1,648	58,504

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
HB Fuller Co.	6,726	$347,532
Hecla Mining Co.	60,193	167,938
Ingevity Corp. (a)	5,631	573,686
Innophos Holdings Inc.	2,585	114,774
Innospec Inc.	3,218	246,982
Intrepid Potash Inc. (a)	12,511	44,914
Kaiser Aluminum Corp.	2,174	237,096
Kapstone Paper and Packaging Corp.	11,665	395,560
KMG Chemicals Inc.	1,952	147,493
Koppers Holdings Inc. (a)	2,735	85,195
Kraton Corp. (a)	4,116	194,069
Kronos Worldwide Inc.	2,830	45,988
Louisiana-Pacific Corp.	19,068	505,111
LSB Industries Inc. (a)	2,515	24,597
Marrone Bio Innovations Inc. (a)	8,606	15,749
Materion Corp.	2,672	161,656
Minerals Technologies Inc.	4,700	317,720
Myers Industries Inc.	4,675	108,694
Neenah Inc.	2,215	191,155
Olympic Steel Inc.	1,022	21,329
Omnova Solutions Inc. (a)	5,813	57,258
P. H. Glatfelter Co.	5,770	110,265
PolyOne Corp.	10,606	463,694
PQ Group Holdings Inc. (a)	4,859	84,887
Quaker Chemical Corp.	1,734	350,632
Ramaco Resources Inc. (a)	928	6,923
Rayonier Advanced Materials Inc.	6,728	123,997
Ryerson Holding Corp. (a)	2,354	26,600
Schnitzer Steel Industries Inc. Class A	3,479	94,107
Schweitzer-Mauduit International Inc.	4,080	156,305
Sensient Technologies Corp.	5,651	432,358
Stepan Co.	2,692	234,231
Summit Materials Inc. Class A (a)	14,892	270,737
SunCoke Energy Inc. (a)	8,629	100,269
Synalloy Corp.	1,286	29,385
Tahoe Resources Inc. (a)	41,247	115,079
TimkenSteel Corp. (a)	5,311	78,975
Trecora Resources (a)	2,581	36,134
Tredegar Corp.	3,437	74,411
Trinseo SA	5,690	445,527
Tronox Ltd. Class A	12,434	148,586
UFP Technologies Inc. (a)	1,014	37,265
United States Lime & Minerals Inc.	328	25,896
Universal Stainless & Alloy Products Inc. (a)	1,112	28,367
US Concrete Inc. (a)	2,136	97,936
Valhi Inc.	4,603	10,495
Verso Corp. Class A (a)	4,578	154,141
Warrior Met Coal Inc.	5,735	155,074
Worthington Industries Inc.	5,577	241,819

		12,610,271

Real Estate (6.74%)
Acadia Realty Trust	10,699	299,921
Agree Realty Corp.	4,006	212,799

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Alexander & Baldwin Inc.	9,070	$205,798
Alexander’s Inc.	283	97,154
Altisource Portfolio Solutions SA (a)	1,184	38,160
American Assets Trust Inc.	5,112	190,626
Americold Realty Trust	11,463	286,804
Armada Hoffler Properties Inc.	6,459	97,595
Ashford Hospitality Trust Inc.	11,284	72,105
Bluerock Residential Growth REIT Inc.	2,866	28,087
Braemar Hotels & Resorts Inc.	3,885	45,726
BRT Apartments Corp.	1,299	15,640
CareTrust REIT Inc.	10,674	189,037
CatchMark Timber Trust Inc. Class A	6,522	74,546
CBL & Associates Properties Inc.	22,490	89,735
Cedar Realty Trust Inc.	11,410	53,171
Chatham Lodging Trust	6,008	125,507
Chesapeake Lodging Trust	7,879	252,680
City Office REIT Inc.	4,712	59,465
Clipper Realty Inc.	1,689	22,852
Community Healthcare Trust Inc.	2,314	71,688
Consolidated-Tomoka Land Co.	457	28,462
CoreCivic Inc.	15,775	383,806
CorEnergy Infrastructure Trust Inc.	1,576	59,226
Corepoint Lodging Inc.	5,495	106,878
Cousins Properties Inc.	55,854	496,542
Cushman & Wakefield PLC (a)	6,031	102,467
DiamondRock Hospitality Co.	27,535	321,333
Easterly Government Properties Inc.	8,040	155,735
EastGroup Properties Inc.	4,672	446,737
Essential Properties Realty Trust Inc.	4,727	67,076
Farmland Partners Inc.	3,891	26,070
First Industrial Realty Trust Inc.	16,544	519,482
Forestar Group Inc. (a)	1,390	29,468
Four Corners Property Trust Inc.	8,997	231,133
Franklin Street Properties Corp.	13,847	110,638
Front Yard Residential Corp.	6,550	71,068
FRP Holdings Inc. (a)	876	54,400
Geo Group Inc., The	15,962	401,604
Getty Realty Corp.	4,350	124,236
Gladstone Commercial Corp.	3,734	71,506
Gladstone Land Corp.	2,080	25,667
Global Medical REIT Inc.	2,205	20,771
Global Net Lease Inc.	9,535	198,805
Government Properties Income Trust	13,004	146,815
Gramercy Property Trust	21,301	584,499
Griffin Industrial Realty Inc.	166	6,474
Healthcare Realty Trust Inc.	16,469	481,883
Hersha Hospitality Trust	4,729	107,206
HFF Inc. Class A	4,986	211,805
Independence Realty Trust Inc.	11,585	121,990
Industrial Logistics Properties Trust	2,680	61,667
InfraREIT Inc. (a)	5,872	124,193
Innovative Industrial Properties Inc.	811	39,123
Investors Real Estate Trust	15,928	95,249
iStar Inc.	8,643	96,542
Jernigan Capital Inc.	2,400	46,296

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Kennedy-Wilson Holdings Inc.	16,641	$357,782
Kite Realty Group Trust	10,990	182,984
LaSalle Hotel Properties	14,717	509,061
Lexington Realty Trust	28,615	237,505
LTC Properties Inc.	5,225	230,475
Mack-Cali Realty Corp.	12,017	255,481
Marcus & Millichap Inc. (a)	2,582	89,621
Maui Land & Pineapple Company Inc. (a)	1,072	13,722
MedEquities Realty Trust Inc.	3,754	36,489
Monmouth Real Estate Investment Corp. Class A	10,279	171,865
National Health Investors Inc.	5,431	410,529
National Storage Affiliates Trust	7,519	191,283
New Senior Investment Group Inc.	9,678	57,100
Newmark Group Inc. Class A	3,049	34,118
NexPoint Residential Trust Inc.	2,192	72,774
NorthStar Realty Europe Corp.	5,933	84,011
One Liberty Properties Inc.	1,988	55,227
Pebblebrook Hotel Trust	9,052	329,189
Pennsylvania Real Estate Investment Trust	9,137	86,436
Physicians Realty Trust	24,262	409,057
Piedmont Office Realty Trust Inc. Class A	17,020	322,189
PotlatchDeltic Corp.	8,180	334,971
Preferred Apartment Communities Inc. Class A	5,305	93,262
PS Business Parks Inc.	2,644	336,026
QTS Realty Trust Inc. Class A	6,767	288,748
Ramco-Gershenson Properties Trust	10,536	143,290
RE/MAX Holdings Inc. Class A	2,368	105,021
Redfin Corp. (a)	10,515	196,631
Retail Opportunity Investments Corp.	14,755	275,476
Rexford Industrial Realty Inc.	12,058	385,374
RLJ Lodging Trust	23,096	508,805
RMR Group Inc., The Class A	935	86,768
Ryman Hospitality Properties Inc.	5,941	511,936
Sabra Health Care REIT Inc.	23,630	546,326
Safety, Income & Growth Inc.	872	16,333
Saul Centers Inc.	1,567	87,752
Select Income REIT	8,407	184,450
Seritage Growth Properties Class A	4,338	206,012
Spirit MTA REIT	5,716	65,848
St. Joe Co., The (a)	4,678	78,590
STAG Industrial Inc.	13,962	383,955
Stratus Properties Inc. (a)	638	19,523
Summit Hotel Properties Inc.	13,734	185,821
Sunstone Hotel Investors Inc.	30,311	495,888
Tanger Factory Outlet Centers Inc.	12,206	279,273
Tejon Ranch Co. (a)	2,793	60,636
Terreno Realty Corp.	7,619	287,236
Tier REIT Inc.	6,713	161,783
Transcontinental Realty Investors Inc. (a)	242	7,717
Trinity Place Holdings Inc. (a)	1,862	11,340
UMH Properties Inc.	4,411	68,988

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Universal Health Realty Income Trust	1,702	$126,646
Urban Edge Properties	14,530	320,822
Urstadt Biddle Properties Inc. Class A	3,926	83,585
Washington Prime Group Inc.	24,825	181,223
Washington Real Estate Investment Trust	10,467	320,814
Whitestone REIT	5,069	70,358
Xenia Hotels & Resorts Inc.	14,966	354,694

		20,714,767

Utilities (3.05%)
ALLETE Inc.	6,843	513,293
American States Water Co.	4,860	297,140
AquaVenture Holdings Ltd. (a)	1,279	23,112
Artesian Resources Corp. Class A	936	34,426
Atlantic Power Corp. (a)	15,883	34,943
Avista Corp.	8,706	440,175
Black Hills Corp.	7,116	413,368
Cadiz Inc. (a)	3,363	37,497
California Water Service Group	6,378	273,616
Chesapeake Utilities Corp.	2,101	176,274
Clearway Energy Inc. Class A	4,626	88,079
Clearway Energy Inc. Class C	9,241	177,889
Connecticut Water Service Inc.	1,600	110,992
Consolidated Water Co. Ltd. Ordinary Shares	1,787	24,750
El Paso Electric Co.	5,378	307,622
Global Water Resources Inc.	1,267	13,418
Idacorp Inc.	6,705	665,337
MGE Energy Inc.	4,637	296,072
Middlesex Water Co.	2,114	102,360
New Jersey Resources Corp.	11,585	534,069
Northwest Natural Gas Co.	3,802	254,354
NorthWestern Corp.	6,713	393,785
ONE Gas Inc.	6,923	569,624
Ormat Technologies Inc.	5,287	286,080
Otter Tail Corp.	5,233	250,661
Pattern Energy Group Inc.	10,741	213,424
PNM Resources Inc.	10,573	417,105
Portland General Electric Co.	11,882	541,938
Pure Cycle Corp. (a)	2,648	30,584
RGC Resources Inc.	909	24,279
SJW Group	2,288	139,911
South Jersey Industries Inc.	11,396	401,937
Southwest Gas Holdings Inc.	6,515	514,880
Spark Energy Inc. Class A	1,626	13,415
Spire Inc.	6,545	481,385

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
TerraForm Power Inc. Class A	9,713	$112,185
Unitil Corp.	1,933	98,390
York Water Co., The	1,710	51,984

		9,360,353

Total Common Stocks
(cost $223,425,659)		302,174,389

Short-term Investments (0.76%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.97% (d)	2,329,762	2,329,762

Total Short-term Investments
(cost $2,329,762)		2,329,762

TOTAL INVESTMENTS (99.05%)
(cost $225,755,421)		304,504,151
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.95%)		2,935,591

NET ASSETS (100.00%)		$307,439,742

(a)	Non-income producing security.

(b)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Security was valued using significant unobservable inputs.

(d)	Rate shown is the 7-day yield as of September 30, 2018.

(e)	At September 30, 2018, cash in the amount of $206,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	64	December 2018	$5,461,062	$5,442,560	$(18,502)

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.24%)
Australia (6.68%)
AGL Energy Ltd.	8,720	$123,007
Alumina Ltd.	32,547	65,154
Amcor Ltd.	16,400	162,085
AMP Ltd.	38,804	89,453
APA Group	15,688	113,132
Aristocrat Leisure Ltd.	8,116	166,678
ASX Ltd.	2,574	118,396
Aurizon Holdings Ltd.	26,460	78,558
AusNet Services	24,028	28,224
Australia & New Zealand Banking Group Ltd.	39,148	796,923
Bank of Queensland Ltd.	5,283	42,059
Bendigo and Adelaide Bank Ltd.	6,467	50,224
BGP Holdings PLC (b) (c) (d)	253,848	0
BHP Billiton Ltd.	43,441	1,082,154
BlueScope Steel Ltd.	7,315	89,717
Boral Ltd.	15,587	77,806
Brambles Ltd.	22,411	176,500
Caltex Australia Ltd.	3,468	74,922
Challenger Ltd.	7,310	59,148
CIMIC Group Ltd.	1,293	47,990
Coca-Cola Amatil Ltd.	6,738	47,499
Cochlear Ltd.	765	110,922
Commonwealth Bank of Australia	23,803	1,228,559
Computershare Ltd.	6,136	88,366
Crown Resorts Ltd.	5,035	49,795
CSL Ltd.	6,119	889,087
Dexus	13,525	103,325
Domino’s Pizza Enterprises Ltd.	795	30,572
Flight Centre Travel Group Ltd.	739	28,379
Fortescue Metals Group Ltd.	20,700	58,658
Goodman Group	21,548	161,644
GPT Group	23,998	90,384
Harvey Norman Holdings Ltd.	7,026	17,873
Harvey Norman Holdings Ltd. Rights (c)	817	472
Healthscope Ltd.	23,131	35,089
Incitec Pivot Ltd.	22,086	63,503
Insurance Australia Group Ltd.	33,351	176,317
James Hardie Industries PLC	5,870	88,916
LendLease Group	7,681	109,131
Macquarie Group Ltd.	4,407	400,897
Medibank Private Ltd.	36,617	76,995
Mirvac Group	49,339	85,998
National Australia Bank Ltd.	36,830	739,400
Newcrest Mining Ltd.	10,902	153,089
Oil Search Ltd.	18,232	119,090
Orica Ltd.	5,028	61,848
Origin Energy Ltd. (c)	23,388	139,408
QBE Insurance Group Ltd.	18,031	144,831
Ramsay Health Care Ltd.	1,881	74,629
REA Group Ltd.	701	43,492
Rio Tinto Ltd.	5,654	321,557
Santos Ltd.	23,541	123,595
Scentre Group	74,195	213,218
Seek Ltd.	4,434	66,391

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	5,363	$96,494
South32 Ltd.	68,187	191,626
Stockland	32,369	97,235
Suncorp Group Ltd.	18,213	190,297
Sydney Airport	14,680	73,070
Tabcorp Holding Ltd.	25,426	89,456
Telstra Corp. Ltd.	55,346	127,511
TPG Telecom Ltd.	4,934	30,435
Transurban Group	35,985	291,634
Treasury Wine Estates Ltd.	9,555	120,602
Vicinity Centres	43,755	83,014
Wesfarmers Ltd.	15,349	552,705
Westpac Banking Corp.	46,304	931,204
Woodside Petroleum Ltd.	12,801	357,107
Woolworths Group Ltd.	17,947	363,998

		13,181,447

Austria (0.23%)
Andritz AG	968	56,459
Erste Group Bank AG	4,000	166,067
OMV AG	1,958	109,842
Raiffeisen Bank International AG	1,968	56,642
VoestAlpine AG	1,524	69,616

		458,626

Belgium (1.00%)
Ageas	2,429	130,580
Anheuser-Busch InBev SA/NV	10,306	902,142
Colruyt SA	799	45,217
Groupe Bruxelles Lambert SA	1,073	112,475
KBC Group NV	3,339	248,283
Proximus SA	2,022	48,302
Solvay SA	1,058	141,829
Telenet Group Holding NV (c)	704	38,790
UCB SA	1,681	151,061
Umicore SA	2,958	165,229

		1,983,908

Denmark (1.66%)
A.P. Moller-Maersk A/S Class A	50	65,548
A.P. Moller-Maersk A/S Class B	94	132,058
Carlsberg A/S Class B	1,422	170,533
Chr. Hansen Holding A/S	1,315	133,322
Coloplast A/S Class B	1,580	161,406
Danske Bank A/S	9,895	259,373
DSV A/S	2,608	236,990
Genmab A/S (c)	817	128,328
H. Lundbeck A/S	927	57,222
ISS A/S	2,222	78,066
Novo Nordisk A/S Class B	24,576	1,156,671
Novozymes A/S B Shares	2,911	159,664
Orsted A/S (e)	2,664	181,027
Pandora A/S	1,463	91,362
Tryg A/S	1,607	40,016

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Vestas Wind Systems A/S	2,598	$175,511
William Demant Holding A/S (c)	1,342	50,377

		3,277,474

Finland (1.05%)
Elisa OYJ	1,891	80,168
Fortum OYJ	5,906	148,012
Kone Corp. OYJ Class B	4,692	250,453
Metso OYJ	1,399	49,514
Neste OYJ	1,705	140,535
Nokia OYJ	76,654	426,178
Nokian Renkaat OYJ	1,554	63,608
Orion OYJ Class B	1,385	52,419
Sampo OYJ A Shares	6,084	314,841
Stora Enso OYJ R Shares	7,327	139,917
UPM-Kymmene OYJ	7,343	287,985
Wartsila OYJ Class B	5,901	114,832

		2,068,462

France (11.09%)
Accor SA	2,501	128,481
Aeroports de Paris (ADP)	395	88,935
Air Liquide SA	5,799	761,537
Airbus SE	7,875	988,648
Alstom SA	2,068	92,499
Amundi SA (e)	804	60,210
ArcelorMittal	9,140	283,763
Arkema	915	113,395
AtoS	1,264	150,400
AXA SA	26,251	703,414
BioMerieux	551	45,992
BNP Paribas SA	15,203	930,980
Bollore	11,639	50,274
Bouygues SA	2,914	126,061
Bureau Veritas SA	3,526	91,049
Capgemini SE	2,208	277,982
Carrefour SA	7,725	148,065
Casino Guichard Perrachon SA	735	30,934
CNP Assurances	2,282	55,009
Compagnie de Saint-Gobain	6,850	295,242
Compagnie Generale des Etablissements Michelin	2,350	280,486
Covivio	498	52,000
Credit Agricole SA	15,821	227,427
Danone	8,329	647,290
Dassault Aviation SA	33	61,074
Dassault Systemes SA	1,798	269,048
Edenred	3,130	119,276
Eiffage SA	1,063	118,748
Electricite de France	7,785	136,914
Engie	24,963	367,511
Essilor International SA	2,835	419,636
Eurazeo SA	622	48,977
Eurofins Scientific SE	152	86,478
Eutelsat Communications	2,321	54,835
Faurecia	1,009	60,681

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Gecina SA	601	$100,342
Getlink	6,216	79,402
Hermes International	437	289,523
ICADE	443	40,942
Iliad SA	353	46,110
Imerys SA	476	35,150
Ingenico Group	788	59,913
Ipsen SA	501	84,345
JC Decaux SA	990	36,207
Kering	1,026	550,300
Klepierre SA	2,717	96,548
Legrand SA	3,681	268,404
L’Oreal SA	3,419	824,277
LVMH Moet Hennessy Louis Vuitton SE	3,762	1,329,381
Natixis SA	12,518	85,008
Orange SA	27,138	431,810
Pernod Ricard SA	2,884	472,998
Peugeot SA	7,820	210,950
Publicis Groupe	2,928	174,861
Remy Cointreau SA	300	39,126
Renault SA	2,670	230,960
Rexel SA	4,041	60,698
Safran SA	4,513	631,928
Sanofi	15,204	1,358,435
Schneider Electric SE (Paris)	7,387	593,154
SCOR SE	2,168	100,512
SEB SA	300	51,026
SES	4,843	106,274
Societe BIC SA	341	31,218
Societe Generale	10,426	447,697
Sodexo	1,203	127,574
STMicroelectronics NV	9,080	166,188
Suez	4,957	70,513
Teleperformance	768	144,887
Thales SA	1,414	200,902
Total SA	32,363	2,104,267
UbiSoft Entertainment SA (c)	1,039	112,192
Unibail-Rodamco-Westfield (Amsterdam)	1,073	216,152
Unibail-Rodamco-Westfield (Paris) (c)	814	163,709
Valeo SA	3,186	137,957
Veolia Environnement	7,116	141,997
Vinci SA	6,856	652,279
Vivendi	14,202	365,234
Wendel	369	54,982

		21,899,583

Germany (8.74%)
1&1 Drillisch AG	705	34,271
adidas AG	2,547	622,893
Allianz SE Reg.	5,955	1,325,385
Axel Springer SE	646	43,430
BASF SE	12,423	1,102,332
Bayer AG Reg.	12,614	1,118,870
Bayerische Motoren Werke (BMW) AG	4,509	406,219

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Beiersdorf AG	1,340	$151,049
Brenntag AG	2,054	126,673
Commerzbank AG (c)	13,321	138,404
Continental AG	1,519	263,918
Covestro AG (e)	2,674	216,453
Daimler AG Registered Shares	12,300	775,174
Delivery Hero SE (c) (e)	1,223	58,727
Deutsche Bank AG Reg.	26,928	306,702
Deutsche Boerse AG	2,638	352,718
Deutsche Lufthansa AG Reg.	3,133	76,896
Deutsche Post AG	13,398	476,357
Deutsche Telekom AG	45,082	725,759
Deutsche Wohnen SE	4,922	236,412
E.ON SE	30,205	307,358
Evonik Industries AG	2,169	77,574
Fraport AG	553	48,820
Fresenius Medical Care AG & Co. KGaA	2,963	304,429
Fresenius SE & Co. KGaA	5,667	415,563
GEA Group AG	2,303	81,973
Hannover Rueck SE	802	113,201
HeidelbergCement AG	1,979	154,575
Henkel AG & Co. KGaA	1,382	146,613
Hochtief AG	256	42,439
Hugo Boss AG	842	64,779
Infineon Technologies AG	15,530	353,399
Innogy SE (c)	1,847	78,380
K+S AG Reg.	2,545	53,371
KION Group AG	942	57,840
Lanxess AG	1,156	84,560
Linde AG Tender Shares	2,512	593,227
MAN AG	469	50,984
Merck KGaA	1,718	177,505
Metro AG	2,394	37,497
MTU Aero Engines AG	691	155,668
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	2,032	448,841
Osram Licht AG	1,322	52,493
ProSiebenSat.1 Media SE	3,098	80,263
Puma SE	110	54,275
QIAGEN NV (c)	3,012	114,072
RTL Group SA	515	36,733
RWE AG	6,890	170,110
SAP SE	13,293	1,634,554
Siemens AG Reg.	10,347	1,323,004
Siemens Healthineers AG (c) (e)	1,994	87,686
Symrise AG	1,640	149,533
Telefonica Deutschland Holding AG	9,887	41,766
ThyssenKrupp AG	5,794	146,162
Uniper SE	2,676	82,379
United Internet AG Reg.	1,635	77,303
Volkswagen AG	432	75,115
Vonovia SE	6,658	325,631
Wirecard AG	1,606	347,457
Zalando SE (c) (e)	1,484	57,666

		17,263,440

	Shares	Value
Common Stocks (Cont.)
Hong Kong (3.49%)
AIA Group Ltd.	163,354	$1,456,614
ASM Pacific Technology Ltd.	4,000	40,875
Bank of East Asia Ltd., The	16,825	62,614
BOC Hong Kong Holdings Ltd.	51,500	244,435
CK Asset Holdings Ltd.	34,659	259,810
CK Hutchison Holdings Ltd.	36,659	421,972
CK Infrastructure Holdings Ltd.	9,000	71,226
CLP Holdings Ltd.	22,783	266,805
Dairy Farm International Holdings Ltd.	4,500	40,500
Galaxy Entertainment Group Ltd.	32,000	202,146
Hang Lung Group Ltd.	12,000	31,960
Hang Lung Properties Ltd.	27,000	52,671
Hang Seng Bank Ltd.	10,574	286,915
Henderson Land Development Co. Ltd.	17,124	85,998
HK Electric Investments	35,000	35,320
HKT Trust and HKT Ltd.	50,100	68,890
Hong Kong & China Gas Co. Ltd.	127,804	253,314
Hong Kong Exchanges & Clearing Ltd.	15,707	448,821
Hongkong Land Holdings Ltd.	15,600	103,324
Hysan Development Co. Ltd.	8,000	40,401
Jardine Matheson Holdings Ltd.	3,100	194,485
Jardine Strategic Holdings Ltd.	3,200	116,141
Kerry Properties Ltd.	8,500	28,862
Li & Fung Ltd.	78,000	17,472
Link REIT	30,000	295,379
Melco Resorts & Entertainment Ltd. ADR	3,286	69,499
MGM China Holdings Ltd.	12,800	20,208
Minth Group Ltd.	10,000	41,141
MTR Corporation Ltd.	20,000	105,178
New World Development Company Ltd.	81,445	110,621
NWS Holdings Ltd.	20,254	40,035
PCCW Ltd.	56,000	32,627
Power Assets Holdings Ltd.	18,500	128,592
Sands China Ltd.	32,400	145,914
Shangri-La Asia Ltd.	16,960	25,103
Sino Land Co. Ltd.	43,311	74,201
SJM Holdings Ltd.	26,000	23,955
Sun Hung Kai Properties Ltd.	22,000	319,268
Swire Pacific Ltd. Class A	6,500	71,185
Swire Properties Ltd.	15,600	59,085
Techtronic Industries Company Ltd.	18,500	118,006
WH Group Ltd. (e)	117,000	82,140
Wharf Holdings Ltd., The	15,953	43,435
Wharf Real Estate Investment Co.	15,953	102,778
Wheelock and Co. Ltd.	11,000	66,133
Wynn Macau Ltd.	20,800	47,769
Yue Yuen Industrial Holdings Ltd.	10,000	27,800

		6,881,623

Ireland (0.51%)
AIB Group PLC	10,827	55,338
Bank of Ireland Group PLC	12,910	98,722

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
CRH PLC (Dublin)	11,469	$375,201
Kerry Group PLC Class A (Dublin)	2,109	233,234
Paddy Power Betfair PLC	1,126	96,090
Ryanair Holdings PLC (c)	2,005	30,598
Smurfit Kappa Group PLC	2,996	118,573

		1,007,756

Israel (0.54%)
Azrieli Group Ltd.	564	28,808
Bank Hapoalim B.M.	14,196	103,952
Bank Leumi Le-Israel	20,033	132,025
Bezeq The Israeli Telecommunication Corporation Ltd.	27,577	31,737
Check Point Software Technologies Ltd. (c)	1,776	208,982
Elbit Systems Ltd.	313	39,772
Frutarom Industries Ltd.	515	53,434
Israel Chemicals Ltd.	9,360	56,770
Mizrahi Tefahot Bank Ltd.	1,858	32,537
NICE Ltd. (c)	814	92,718
Teva Pharmaceutical Industries Ltd. Sponsored ADR	13,311	286,719

		1,067,454

Italy (2.26%)
Assicurazioni Generali SpA	16,150	278,101
Atlantia SpA	6,588	136,679
CNH Industrial NV	14,332	171,990
Davide Campari-Milano SpA	7,722	65,758
Enel SpA	110,010	562,319
Eni SpA	34,409	648,595
EXOR NV	1,442	96,211
Ferrari NV (Italy)	1,630	223,891
Fiat Chrysler Automobiles NV (Italy) (c)	14,876	260,167
Intesa Sanpaolo	201,309	512,922
Leonardo SpA	5,381	64,675
Luxottica Group SpA	2,402	162,791
Mediobanca SpA	8,248	82,082
Moncler SpA	2,379	102,362
Pirelli & C. SpA (c) (e)	5,318	44,558
Poste Italiane SpA (e)	6,946	55,404
Prysmian SpA	3,194	74,158
Recordati SpA	1,390	47,001
Snam SpA	29,981	124,675
Telecom Italia SpA (c)	151,604	91,642
Telecom Italia SpA RSP	80,145	42,994
Tenaris SA	6,279	105,157
Terna - Rete Elettrica Nationale SpA	18,707	99,931
UniCredit SpA	27,282	409,358

		4,463,421

Japan (24.28%)
ABC-Mart Inc.	400	22,251
ACOM Co. Ltd.	5,300	21,368
Aeon Co. Ltd.	8,100	195,172
Aeon Credit Service Co. Ltd.	1,500	31,066

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aeon Mall Co. Ltd.	1,400	$24,035
Air Water Inc.	2,000	36,704
Aisin Seiki Co. Ltd.	2,200	107,183
Ajinomoto Co. Inc.	6,100	104,785
Alfresa Holdings Corp.	2,500	66,964
All Nippon Airways Co. Ltd.	1,500	52,402
Alps Electric Co. Ltd.	2,500	63,557
Amada Holdings Co. Ltd.	4,500	48,045
Aozora Bank Ltd.	1,600	57,146
Asahi Glass Co. Ltd.	2,500	103,756
Asahi Group Holdings Ltd.	4,800	208,259
Asahi Kasei Corp.	16,800	254,723
ASICS Corp.	2,100	31,319
Astellas Pharma Inc.	25,600	447,052
Bandai Namco Holdings Inc.	2,700	104,897
Bank of Kyoto Ltd., The	700	36,538
Benesse Holdings Inc.	1,000	28,475
Bridgestone Corp.	8,400	317,465
Brother Industries Ltd.	3,000	59,236
CALBEE Inc.	1,100	36,219
Canon Inc.	13,700	434,416
Casio Computer Co. Ltd.	2,600	42,498
Central Japan Railway Co.	2,000	416,396
Chiba Bank Ltd., The	8,100	55,319
Chubu Electric Power Co. Inc.	8,100	122,698
Chugai Pharmaceutical Co. Ltd.	3,000	192,850
Chugoku Electric Power Company Inc., The	3,700	47,548
Coca-Cola Bottlers Japan Inc.	1,800	48,176
Concordia Financial Group Ltd.	14,300	70,092
Credit Saison Co. Ltd.	2,100	34,250
CyberAgent Inc.	1,300	69,182
Cyberdyne Inc. (c)	900	7,106
Dai Nippon Printing Co. Ltd.	3,200	74,451
Daicel Chemical Industries Ltd.	3,500	40,656
Daifuku Co. Ltd.	1,300	66,254
Dai-ichi Life Holdings Inc.	14,800	308,510
Daiichi Sankyo Co. Ltd.	7,813	338,677
Daikin Industries Ltd.	3,400	452,552
Daito Trust Construction Co. Ltd.	1,000	128,866
Daiwa House Industry Co. Ltd.	7,500	222,254
Daiwa House REIT Investment Co.	23	52,593
Daiwa Securities Group Inc.	21,500	130,758
DeNA Co. Ltd.	1,400	24,721
Denso Corp.	6,000	316,968
Dentsu Inc.	2,900	134,682
Disco Corp.	400	66,985
Don Quijote Holdings Co. Ltd.	1,600	80,966
East Japan Railway Co.	4,300	399,423
Eisai Co. Ltd.	3,400	331,218
Electric Power Development Co. Ltd.	1,980	54,806
FamilyMart UNY Holdings Co. Ltd.	900	93,783
Fanuc Corp.	2,700	507,958
Fast Retailing Co. Ltd.	800	405,279
Fuji Electric Co. Ltd.	1,600	64,091
FUJIFILM Holdings Corp.	5,400	242,941

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Fujitsu Ltd.	2,600	$185,223
Fukuoka Financial Group Inc.	1,900	52,251
Hakuhodo DY Holdings Inc.	3,100	54,446
Hamamatsu Photonics KK	1,900	75,670
Hankyu Hanshin Holdings Inc.	3,000	106,391
Hikari Tsushin Inc.	300	59,290
Hino Motors Ltd.	3,400	37,229
Hirose Electric Co. Ltd.	435	47,515
Hisamitsu Pharmaceutical Co. Inc.	800	61,354
Hitachi Chemical Co. Ltd.	1,400	28,489
Hitachi Construction Machinery Co. Ltd.	1,400	46,805
Hitachi High-Technologies Corp.	900	31,075
Hitachi Ltd.	13,200	448,689
Hitachi Metals Ltd.	2,900	35,911
Honda Motor Co. Ltd.	22,100	665,569
Hoshizaki Corp.	700	72,453
Hoya Corp.	5,100	302,894
Hulic Company Ltd.	4,000	39,251
Idemitsu Kosan Co. Ltd.	1,800	95,300
IHI Corp.	2,000	75,773
Iida Group Holdings Co. Ltd.	2,000	35,545
INPEX Corp.	13,600	169,926
Isetan Mitsukoshi Holdings Ltd.	4,480	55,001
Isuzu Motors Ltd.	7,300	115,081
Itochu Corp.	19,400	355,080
J. Front Retailing Co. Ltd.	3,100	48,079
Japan Airlines Co. Ltd.	1,500	53,913
Japan Airport Terminal Co. Ltd.	600	27,294
Japan Exchange Group Inc.	6,800	118,451
Japan Post Bank Co. Ltd.	5,400	63,808
Japan Post Holdings Co. Ltd.	21,800	259,446
Japan Prime Realty Investment Corp.	11	39,219
Japan Real Estate Investment Corp.	17	89,145
Japan Retail Fund Investment Corp.	35	63,517
Japan Tobacco Inc.	15,000	391,700
JFE Holdings Inc.	6,500	149,110
JGC Corp.	2,800	64,207
JSR Corp.	2,600	48,539
JTEKT Corp.	2,700	39,527
JXTG Holdings Inc.	44,550	336,967
Kajima Corp.	6,000	87,243
Kakaku.com Inc.	1,800	35,168
Kamigumi Co. Ltd.	1,400	30,860
Kaneka Corp.	700	32,338
Kansai Electric Power Company Inc., The	9,400	141,884
Kansai Paint Co. Ltd.	2,400	44,232
Kao Corp.	6,800	549,289
Kawasaki Heavy Industries Ltd.	1,900	53,586
KDDI Corp.	24,000	662,082
Keihan Holdings Co. Ltd.	1,300	49,646
Keikyu Corp.	2,900	52,855
Keio Corp.	1,400	76,627
Keisei Electric Railway Co. Ltd.	1,700	59,836
Keyence Corp.	1,328	771,417
Kikkoman Corp.	1,900	113,158

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kintetsu Group Holdings Co. Ltd.	2,300	$92,499
Kirin Holdings Co. Ltd.	11,300	289,822
Kobayashi Pharmaceutical Co. Ltd.	700	51,535
Kobe Steel Ltd.	4,100	36,436
Koito Manufacturing Company Ltd.	1,400	91,933
Komatsu Ltd.	12,700	386,472
Konami Holdings Corp.	1,200	46,987
Konica Minolta Holdings Inc.	6,000	63,852
KOSE Corp.	400	76,218
Kubota Corp.	13,100	222,558
Kuraray Co. Ltd.	4,200	63,141
Kurita Water Industries Ltd.	1,300	37,872
Kyocera Corp.	4,300	258,093
Kyowa Hakko Kirin Co. Ltd.	3,400	63,799
Kyushu Electric Power Co. Inc.	5,000	60,435
Kyushu Railway Co.	2,100	63,936
Lawson Inc.	700	42,632
LINE Corp. (c)	1,000	42,130
Lion Corp.	3,000	66,629
LIXIL Group Corp.	3,500	67,391
M3 Inc.	5,600	126,999
Mabuchi Motor Co. Ltd.	600	24,203
Makita Corp.	3,000	150,228
Marubeni Corp.	20,800	190,229
Marui Group Co. Ltd.	2,500	61,685
Maruichi Steel Tube Ltd.	700	22,829
Mazda Motor Corp.	7,600	91,352
McDonald’s Holdings Company (Japan) Ltd.	900	39,524
Mebuki Financial Group Inc.	10,980	37,991
Medipal Holdings Corp.	2,300	48,051
MEIJI Holdings Company Ltd.	1,600	107,539
Minebea Mitsumi Inc.	5,100	92,441
MISUMI Group Inc.	3,800	98,323
Mitsubishi Chemical Holdings Corp.	17,000	162,700
Mitsubishi Corp.	18,400	566,770
Mitsubishi Electric Corp.	25,100	343,853
Mitsubishi Estate Company Ltd.	16,300	276,775
Mitsubishi Gas Chemical Co. Inc.	2,200	46,834
Mitsubishi Heavy Industries Ltd.	4,000	154,470
Mitsubishi Materials Corp.	1,400	41,828
Mitsubishi Motors Corp.	8,900	62,874
Mitsubishi Tanabe Pharma Corp.	3,400	56,905
Mitsubishi UFJ Financial Group Inc.	159,760	992,539
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	31,782
Mitsui & Co. Ltd.	22,600	401,617
Mitsui Chemicals Inc.	2,400	60,012
Mitsui Fudosan Co. Ltd.	11,900	281,445
Mitsui OSK Lines Ltd.	1,500	43,771
Mizuho Financial Group Inc.	326,400	568,850
MS&AD Insurance Group Holdings Inc.	6,300	210,445
Murata Manufacturing Co. Ltd.	2,500	384,140
Nabtesco Corp.	1,500	39,882
Nagoya Railroad Co. Ltd.	2,400	59,434
NEC Corp.	3,500	96,718
Nexon Co. Ltd. (c)	5,900	77,122

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NGK Insulators Ltd.	3,500	$57,696
NGK Spark Plug Co. Ltd.	2,100	61,214
NH Foods Ltd.	1,200	44,331
Nidec Corp.	3,000	431,387
Nikon Corp.	4,300	80,803
Nintendo Co. Ltd.	1,600	582,133
Nippon Building Fund Inc.	18	104,080
Nippon Electric Glass Co. Ltd.	1,100	34,579
Nippon Express Co. Ltd.	1,000	65,674
Nippon Paint Co. Ltd.	1,900	70,920
Nippon Prologis REIT Inc.	23	45,561
Nippon Steel Corp.	10,100	213,642
Nippon Telegraph & Telephone Corp.	9,500	428,738
Nippon Yusen KK	2,000	37,611
Nissan Chemical Industries Ltd.	1,700	89,795
Nissan Motor Co. Ltd.	32,000	299,441
Nisshin Seifun Group Inc.	2,600	57,020
Nissin Foods Holdings Co. Ltd.	800	55,030
Nitori Holdings Co. Ltd.	1,100	157,636
Nitto Denko Corp.	2,200	164,944
NOK Corp.	1,000	17,165
Nomura Holdings Inc.	46,000	219,395
Nomura Real Estate Holdings Inc.	1,700	34,294
Nomura Real Estate Master Fund Inc.	52	71,030
Nomura Research Institute Ltd.	1,470	74,232
NSK Ltd.	4,800	55,019
NTT Data Corp.	8,400	116,283
NTT DoCoMo Inc.	18,000	483,796
Obayashi Corp.	8,600	81,453
OBIC Co. Ltd.	900	85,123
Odakyu Electric Railway Co. Ltd.	3,900	92,262
Oji Paper Co. Ltd.	13,000	94,405
Olympus Corp.	3,900	152,181
OMRON Corp.	2,600	109,870
Ono Pharmaceutical Co. Ltd.	5,100	144,363
Oracle Corp. Japan	500	40,286
Oriental Land Co. Ltd.	2,700	282,298
Orix Corp.	18,300	296,307
Osaka Gas Co. Ltd.	5,000	97,633
OTSUKA Corp.	1,400	52,220
Otsuka Holdings Co. Ltd.	5,200	262,283
Panasonic Corp.	30,300	351,214
Park24 Co. Ltd.	1,500	45,336
Persol Holdings Co. Ltd.	2,400	56,329
Pola Orbis Holdings Inc.	1,200	43,828
Rakuten Inc.	11,400	87,336
Recruit Holdings Co Ltd.	15,000	501,022
Renesas Electronics Corp. (c)	11,100	69,498
Resona Holdings Inc.	27,800	156,082
Ricoh Co. Ltd.	8,900	95,627
RINNAI Corp.	400	30,494
Rohm Co. Ltd.	1,300	95,108
Ryohin Keikaku Co. Ltd.	400	118,896
Sankyo Co. Ltd.	600	23,472
Santen Pharmaceutical Co. Ltd.	4,900	77,694
SBI Holdings Inc.	2,945	91,412

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Secom Co. Ltd.	2,800	$228,177
Sega Sammy Holdings Inc.	2,268	33,442
Seibu Holdings Inc.	3,000	53,938
Seiko Epson Corp.	3,700	63,120
Sekisui Chemical Co. Ltd.	4,900	90,361
Sekisui House Ltd.	8,300	126,569
Seven & I Holdings Co. Ltd.	10,340	461,008
Seven Bank Ltd.	7,900	24,951
SG Holdings Co Ltd.	1,300	34,058
Sharp Corp.	2,300	46,735
Shimadzu Corp.	3,000	94,013
Shimamura Co. Ltd.	300	28,458
Shimano Inc.	1,000	161,249
Shimizu Corp.	7,300	66,651
Shin-Etsu Chemical Co. Ltd.	5,000	442,041
Shinsei Bank Ltd.	2,100	34,308
Shionogi & Co. Ltd.	3,700	241,868
Shiseido Co. Ltd.	5,100	394,984
Shizuoka Bank Ltd., The	5,700	51,151
Showa Denko KK	1,800	99,287
Showa Shell Sekiyu KK	2,500	53,033
SMC Corp.	800	256,057
SoftBank Group Corp.	11,200	1,118,875
Sohgo Security Services Co. Ltd.	900	39,547
Sompo Holdings Inc.	4,400	187,479
Sony Corp.	17,200	1,045,547
Sony Financial Holdings Inc.	2,300	50,720
Stanley Electric Co. Ltd.	1,800	61,538
START TODAY Co. Ltd.	2,700	81,674
Subaru Corp.	8,200	251,365
SUMCO Corp.	3,100	45,160
Sumitomo Chemical Co. Ltd.	20,000	117,047
Sumitomo Corp.	15,000	249,978
Sumitomo Dainippon Pharma Co. Ltd.	2,100	48,230
Sumitomo Electric Industries Ltd.	10,000	156,917
Sumitomo Heavy Industries Ltd.	1,500	53,537
Sumitomo Metal Mining Co. Ltd.	3,100	108,699
Sumitomo Mitsui Financial Group Inc.	18,200	732,438
Sumitomo Mitsui Trust Holdings Inc.	4,700	193,388
Sumitomo Realty & Development Co. Ltd.	5,000	179,372
Sumitomo Rubber Industries Ltd.	2,300	34,537
Sundrug Co. Ltd.	1,000	35,683
Suntory Beverage & Food Ltd.	1,800	76,259
Suzuken Co. Ltd.	1,000	47,449
Suzuki Motor Corp.	4,600	263,631
Sysmex Corp.	2,400	206,960
T&D Holdings Inc.	7,400	122,208
Taiheiyo Cement Corp.	1,600	50,181
Taisei Corp.	3,100	141,308
Taisho Pharmaceutical Holdings Co. Ltd.	500	61,167
Taiyo Nippon Sanso Corp.	1,700	25,443
Takashimaya Co. Ltd.	1,900	32,090
Takeda Pharmaceutical Company Ltd.	9,800	419,029
TDK Corp.	1,800	196,126

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Teijin Ltd.	2,400	$46,029
Terumo Corp.	4,200	248,573
THK Co. Ltd.	1,600	40,714
Tobu Railway Co. Ltd.	2,500	73,911
Toho Co. Ltd.	1,500	47,112
Toho Gas Co. Ltd.	1,000	38,047
Tohoku Electric Power Co. Inc.	5,700	77,529
Tokio Marine Holdings Inc.	9,200	456,721
Tokyo Century Corp.	600	37,266
Tokyo Electric Power Company Holdings Inc. (c)	19,200	94,350
Tokyo Electron Ltd.	2,100	289,423
Tokyo Gas Co. Ltd.	5,200	127,910
Tokyo Tatemono Co. Ltd.	2,600	31,710
Tokyu Corp.	6,600	120,689
Tokyu Fudosan Holdings Corp.	6,800	47,375
Toppan Printing Co. Ltd.	3,300	52,981
Toray Industries Inc.	18,400	138,056
Toshiba Corp. (c)	8,700	251,415
Tosoh Corp.	3,500	53,907
Toto Ltd.	1,900	78,801
Toyo Seikan Kaisha Ltd.	2,000	41,502
Toyo Suisan Kaisha Ltd.	1,200	46,587
Toyoda Gosei Co. Ltd.	900	22,227
Toyota Industries Corp.	2,100	124,293
Toyota Motor Corp.	30,900	1,925,155
Toyota Tsusho Corp.	2,800	105,719
Trend Micro Inc.	1,600	102,918
Tsuruha Holdings Inc.	500	61,545
Unicharm Corp.	5,400	178,663
United Urban Investment Corp.	39	61,289
USS Co. Ltd.	2,900	53,835
West Japan Railway Co.	2,200	153,361
Yahoo Japan Corp.	37,900	136,104
Yakult Honsha Co. Ltd.	1,500	123,016
Yamada Denki Co. Ltd.	8,400	42,498
Yamaguchi Financial Group Inc.	2,600	28,330
Yamaha Corp.	1,800	95,378
Yamaha Motor Co. Ltd.	3,700	103,758
Yamato Holdings Co. Ltd.	4,100	125,886
Yamazaki Baking Co. Ltd.	1,600	32,051
Yaskawa Electric Corp.	3,200	95,044
Yokogawa Electric Corp.	3,000	63,459
Yokohama Rubber Company Ltd., The	1,600	34,487

		47,936,570

Netherlands (3.30%)
ABN AMRO Group NV CVA (e)	5,624	153,165
Aegon NV	23,684	153,722
AerCap Holdings NV (c)	1,663	95,656
Akzo Nobel NV	3,464	324,034
ASML Holding NV	5,544	1,040,911
Coca-Cola European Partners PLC	2,902	131,954
Heineken Holding NV	1,532	138,916
Heineken NV	3,549	333,076
ING Groep NV	52,634	683,142

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Koninklijke Ahold Delhaize NV	16,577	$380,318
Koninklijke DSM NV	2,504	265,207
Koninklijke KPN NV	44,704	117,930
Koninklijke Philips NV	12,727	580,115
Koninklijke Vopak NV	935	46,064
NN Group NV	4,004	178,708
NXP Semiconductors NV	4,685	400,568
Randstad NV	1,584	84,545
Unilever NV CVA	20,874	1,161,113
Wolters Kluwer CVA	4,019	250,544

		6,519,688

New Zealand (0.21%)
a2 Milk Company Ltd. (c)	9,707	72,408
Auckland International Airport Ltd.	12,791	61,886
Fisher & Paykel Healthcare Corporation Ltd.	7,597	75,752
Fletcher Building Ltd. (c)	11,346	49,209
Meridian Energy Ltd.	17,039	37,096
Ryman Healthcare Ltd.	5,318	49,309
Spark New Zealand Ltd.	24,403	65,499

		411,159

Norway (0.77%)
Aker BP ASA	1,436	60,805
DnB NOR ASA	13,461	283,280
Equinor ASA	15,885	446,627
Gjensidige Forsikring ASA	2,659	44,815
Marine Harvest ASA	5,540	128,373
Norsk Hydro ASA	17,881	107,230
Orkla ASA	10,838	91,570
Schibsted ASA Class B	1,303	45,285
Telenor ASA	10,477	204,884
Yara International ASA	2,361	115,874

		1,528,743

Portugal (0.16%)
Energias de Portugal SA	34,032	125,572
Galp Energia SGPS SA	6,665	132,152
Jeronimo Martins SGPS SA	3,347	49,334

		307,058

Singapore (1.26%)
Ascendas Real Estate Investment Trust	48,762	94,189
CapitaLand Commercial Trust Ltd.	34,838	45,389
Capitaland Ltd.	34,092	83,974
CapitaLand Mall Trust	33,000	53,634
City Developments Ltd.	5,431	36,209
Comfortdelgro Corp. Ltd.	28,800	51,185
DBS Group Holdings Ltd.	23,867	455,314
Genting Singapore Ltd.	80,400	62,321
Golden Agri-Resources Ltd.	85,302	15,581
Jardine Cycle & Carriage Ltd.	1,283	30,030
Keppel Corp. Ltd.	19,302	98,272

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Oversea-Chinese Banking Corporation Ltd.	41,835	$350,062
SATS Ltd.	9,000	34,359
Sembcorp Industries Ltd.	13,100	29,588
Singapore Airlines Ltd.	7,200	51,288
Singapore Exchange Ltd.	10,700	57,668
Singapore Press Holdings Ltd.	21,330	44,787
Singapore Technologies Engineering Ltd.	20,781	54,089
Singapore Telecommunications Ltd.	112,850	267,420
Suntec Real Estate Investment Trust	28,300	39,962
United Overseas Bank Ltd.	17,859	353,044
UOL Group Ltd.	6,746	34,021
Venture Corporation Ltd.	3,600	46,421
Wilmar International Ltd.	25,500	60,041
Yangzijiang Shipbuilding Holdings Ltd.	31,700	28,739

		2,477,587

Spain (2.91%)
ACS Actividades de Construccion y Servicios SA	3,658	155,366
Aena SME SA (e)	954	165,287
Amadeus IT Group SA	5,939	550,480
Banco Bilbao Vizcaya Argentaria SA	90,188	571,814
Banco de Sabadell SA	74,815	115,656
Banco Santander SA	218,254	1,092,723
Bankia SA	16,407	64,048
Bankinter SA	8,963	82,333
CaixaBank SA	47,717	217,013
Enagas SA	3,015	81,264
Endesa SA	4,223	91,089
Ferrovial SA	6,441	133,285
Grifols SA	3,966	111,515
Iberdrola SA	80,615	592,105
Industria de Diseno Textil SA	14,821	447,766
International Consolidated Airlines Group SA	8,141	69,838
Mapfre SA	14,331	44,825
Naturgy Energy Group SA	4,657	126,950
Red Electrica Corporacion SA	5,756	120,332
Repsol SA	18,599	370,256
Siemens Gamesa Renewable Energy SA (c)	3,170	39,999
Telefonica SA	63,353	499,750

		5,743,694

Sweden (2.69%)
Alfa Laval AB	3,904	105,636
Assa Abloy AB Class B	13,812	276,846
Atlas Copco AB A Shares	9,266	266,473
Atlas Copco AB B Shares	5,188	138,225
Boliden AB	3,637	101,148
Electrolux AB Series B	3,199	70,471
Epiroc Aktiebolag Class B (c)	5,188	53,413
Epiroc Aktiegolag Class A (c)	8,928	99,754
Essity Aktiebolag Class B	8,062	202,367

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hennes & Mauritz AB (H&M) B Shares	11,653	$215,349
Hexagon AB B Shares	3,437	201,225
Husqvarna AB B Shares	5,551	47,192
ICA Gruppen AB	1,070	33,939
Industrivarden AB C Shares	2,221	49,249
Investor AB B Shares	6,267	288,793
Kinnevik AB Class B	3,118	94,153
L E Lundbergforetagen AB B Shares	1,010	34,035
Lundin Petroleum AB	2,489	94,874
Millicom International Cellular SA SDR	879	50,411
Nordea Bank AB	41,280	449,151
Sandvik AB	15,561	275,496
Securitas AB Class B	4,163	72,376
Skandinaviska Enskilda Banken AB Class A	21,639	241,233
Skanska AB Class B	4,522	88,665
SKF AB B Shares	5,029	98,955
Svenska Handelsbanken AB A Shares	21,092	266,005
Swedbank AB - A Shares	12,441	307,693
Swedish Match AB	2,339	119,559
Tele2 AB B Shares	4,809	57,796
Telefonaktiebolaget LM Ericsson B Shares	41,946	371,255
Telia Company AB	37,422	171,602
Volvo AB B Shares	21,373	376,954

		5,320,293

Switzerland (8.12%)
ABB Ltd. Reg.	24,927	589,642
Adecco Group AG Reg.	2,162	113,651
Baloise Holding AG Reg.	649	98,901
Barry Callebaut AG Reg.	29	54,915
Chocoladefabriken Lindt & Sprungli AG Reg.	2	163,822
Chocoladefabriken Lindt & Sprungli AG	14	97,979
Clariant AG Reg.	2,648	68,883
Compagnie Financiere Richemont SA Reg.	7,060	575,604
Credit Suisse Group AG Reg.	34,613	519,384
Dufry AG Reg.	430	48,583
Ems-Chemie Holding AG Reg	109	65,006
Geberit AG Reg.	492	228,358
Givaudan SA Reg.	123	302,652
Julius Baer Group Ltd.	2,976	148,729
Kuehne & Nagel International AG Reg.	718	113,929
LafargeHolcim Ltd. Reg.	6,658	329,617
Lonza Group AG Reg.	1,019	348,597
Nestle SA Reg.	42,094	3,503,759
Novartis AG Reg.	29,324	2,524,165
Pargesa Holding SA	513	41,216
Partners Group Holding AG	231	183,118
Roche Holding AG	9,503	2,297,971
Schindler Holding AG	541	135,010

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG Reg.	268	$64,665
SGS SA Reg	71	186,938
Sika AG Reg.	1,722	250,585
Sonova Holding AG Reg.	738	146,469
Straumann Holding AG Reg.	137	103,211
Swatch Group AG Reg., The	742	57,793
Swatch Group AG, The	410	162,948
Swiss Life Holding AG Reg.	455	172,523
Swiss Prime Site AG Reg.	1,010	86,168
Swiss Re AG	4,288	395,081
Swisscom AG	344	156,024
Temenos AG Reg.	803	130,787
UBS Group AG	52,134	823,124
Vifor Pharma AG	605	104,889
Zurich Insurance Group AG	2,047	645,429

		16,040,125

United Kingdom (17.29%)
3i Group PLC	13,723	168,036
Admiral Group PLC	2,678	72,593
Anglo American PLC	14,443	323,104
Antofagasta PLC	5,243	58,262
Ashtead Group PLC	6,516	206,741
Associated British Foods PLC	4,737	141,378
AstraZeneca PLC	17,132	1,335,337
Auto Trader Group PLC (e)	12,604	73,321
Aviva PLC	54,724	349,165
Babcock International Group PLC	3,361	31,654
BAE Systems PLC	43,651	357,937
Barclays PLC	231,717	513,954
Barratt Developments PLC	13,463	99,424
Berkeley Group Holdings PLC, The	1,695	81,202
BHP Billiton PLC	28,567	623,377
BP PLC	269,838	2,068,238
British American Tobacco PLC	31,023	1,446,308
British Land Company PLC	12,415	99,856
BT Group PLC	115,459	338,912
Bunzl PLC	4,467	140,434
Burberry Group PLC	5,561	146,028
Carnival PLC	2,547	158,029
Centrica PLC	74,586	150,587
Coca-Cola HBC AG CDI	2,691	91,680
Compass Group PLC	21,505	478,128
ConvaTec Group PLC (e)	18,256	55,237
Croda International PLC	1,750	118,621
DCC PLC	1,188	107,754
Diageo PLC	33,285	1,179,224
Direct Line Insurance Group PLC	18,282	77,165
easyJet PLC	2,112	36,141
Experian PLC	12,591	323,086
Ferguson PLC	3,204	271,769
Fresnillo PLC	2,939	31,392
G4S PLC	20,630	65,069
GlaxoSmithKline PLC	67,079	1,345,250
Glencore PLC	156,085	672,832
GVC Holdings PLC	7,296	87,308

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Hammerson PLC	10,560	$62,834
Hargreaves Lansdown PLC	3,784	110,155
HSBC Holdings PLC	271,188	2,366,219
Imperial Brands PLC	12,962	451,051
Informa PLC	16,631	165,188
InterContinental Hotels Group PLC	2,408	149,891
Intertek Group PLC	2,146	139,602
Investec PLC	8,906	62,477
ITV PLC	48,169	98,860
J Sainsbury PLC	23,366	97,892
John Wood Group PLC	9,011	90,405
Johnson Matthey PLC	2,573	119,395
Kingfisher PLC	28,521	96,436
Land Securities Group PLC	10,701	123,212
Legal & General Group PLC	82,057	280,126
Lloyds Banking Group PLC	975,236	750,041
London Stock Exchange Group PLC	4,328	258,627
Marks & Spencer Group PLC	21,603	81,280
Mediclinic International PLC	4,901	27,373
Meggitt PLC	10,324	76,221
Melrose Industries PLC	64,402	167,637
Merlin Entertainments PLC (e)	9,513	49,612
Micro Focus International PLC	5,801	107,880
Mondi PLC	4,883	133,695
National Grid PLC	45,603	471,023
Next PLC	1,872	133,972
NMC Health PLC	1,384	61,180
Pearson PLC	10,380	120,163
Persimmon PLC	4,139	127,429
Prudential PLC	35,056	803,766
Randgold Resources Ltd.	1,255	88,764
Reckitt Benckiser Group PLC	9,053	826,992
RELX PLC (Amsterdam)	21,605	453,904
RELX PLC (London)	5,158	108,507
Rio Tinto PLC	16,064	810,293
Rolls-Royce Holdings PLC	23,013	296,071
Royal Bank of Scotland Group PLC, The	66,902	216,769
Royal Dutch Shell PLC Class A	62,180	2,132,055
Royal Dutch Shell PLC Class B	50,661	1,773,467
Royal Mail PLC	11,966	74,385
RSA Insurance Group PLC	13,648	102,253
Sage Group PLC, The	14,406	110,026
Schroders PLC	1,653	66,580
SEGRO PLC	13,449	111,913
Severn Trent PLC	3,146	75,834
Shire PLC	12,362	746,861
Sky PLC	14,148	318,836
Smith & Nephew PLC	12,166	221,964
Smiths Group PLC	5,262	102,452
SSE PLC	14,161	211,478
St. James’s Place PLC	7,035	104,861
Standard Chartered PLC	38,513	319,088
Standard Life Aberdeen PLC	35,653	142,064
Taylor Wimpey PLC	43,564	97,374
Tesco PLC	133,153	416,305

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Travis Perkins PLC	3,352	$46,516
TUI AG	5,857	112,353
Unilever PLC	16,516	907,292
United Utilities Group PLC	9,066	83,225
Vodafone Group PLC	360,816	773,092
Weir Group PLC, The	3,203	73,483
Whitbread PLC	2,441	150,028
William Morrison Supermarkets PLC	29,757	100,608
WPP PLC	17,448	255,518

		34,139,386

Total Common Stocks
(cost $190,781,726)		193,977,497

Preferred Stocks (a) (0.55%)
Germany (0.55%)
Bayerische Moteren Werke (BMW) AG, 0.00%	733	57,490
Fuchs Petrolub SE, 0.00%	924	51,562
Henkel AG & Co. KGaA, 0.00%	2,452	287,499
Porsche Automobil Holding SE, 0.00%	2,036	137,059

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
Sartorius AG, 0.00%	473	$76,669
Schaeffler AG, 0.00%	2,207	28,151
Volkswagen AG, 0.00%	2,524	443,246

		1,081,676

Total Preferred Stocks
(cost $751,751)		1,081,676

TOTAL INVESTMENTS (98.79%)
(cost $191,533,477)		195,059,173
CASH (f) AND OTHER ASSETS, NET OF LIABILITIES (1.21%)		2,396,917

NET ASSETS (100.00%)		$197,456,090

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $1,340,493 or 0.68% of net assets.

(f)	At September 30, 2018, foreign currencies in the amount of $206,675 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$62,623,038	32.10
Japanese Yen	47,936,570	24.58
British Pound	33,685,482	17.27
Swiss Franc	16,040,125	8.22
Australian Dollar	13,181,447	6.76
Hong Kong Dollar	6,357,674	3.26
Swedish Krona	5,320,293	2.73
Danish Krone	3,277,474	1.68
Singapore Dollar	2,477,587	1.27
United States Dollar	1,647,828	0.85
Norwegian Krone	1,528,743	0.78
Israeli Shekel	571,753	0.29
New Zealand Dollar	411,159	0.21

Total Investments	$195,059,173	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$38,314,352	19.40
Industrials	28,306,476	14.34
Consumer Staples	21,792,351	11.04
Health Care	21,675,966	10.98
Consumer Discretionary	21,484,596	10.88
Materials	15,760,407	7.98
Information Technology	12,027,229	6.09
Energy	11,998,626	6.08
Communication Services	10,772,192	5.45
Real Estate	6,612,776	3.35
Utilities	6,314,202	3.20

Total Stocks	195,059,173	98.79
Cash and Other Assets, Net of Liabilities	2,396,917	1.21

Net Assets	$197,456,090	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	2	December 2018	$223,118	$222,576	$(542)
Euro Stoxx 50 Index	16	December 2018	640,106	630,055	(10,051)
FTSE 100 Index	4	December 2018	391,624	389,505	(2,119)
Nikkei 225 Index	4	December 2018	417,741	426,691	8,950

Total					$(3,762)

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.35%)
State Farm Variable Product Trust Bond Fund (a)	3,828,580	$37,443,512
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,487,684	61,495,556

Total Registered Investment Companies
(cost $67,785,167)		98,939,068

TOTAL INVESTMENTS (99.35%)
(cost $67,785,167)		98,939,068
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.65%)		649,958

NET ASSETS (100.00%)		$99,589,026

(a)

As of September 30, 2018, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the period
						ended September 30, 2018
						Change
						in Unrealized
	Shares Held at	Shares	Shares	Shares held at	Value at	Appreciation
Security	December 31, 2017	Purchased	Sold	September 30, 2018	September 30, 2018	(Depreciation)
State Farm Variable Product Trust Bond Fund	3,520,481	308,099	—	3,828,580	$37,433,512	$(1,238,055)
State Farm Variable Product Trust Large Cap Equity Index Fund	2,822,354	—	334,670	2,487,684	61,495,556	3,663,744

					$98,939,068	$2,425,689

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (73.22%)
Aerospace/Defense (2.23%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,473,680
Rockwell Collins Inc.
3.200%, 03/15/2024	500,000	482,601
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	949,959
Rockwell Collins Inc.
3.500%, 03/15/2027	500,000	475,079

		3,381,319

Agriculture, Foods, & Beverage (5.42%)
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,016,239
Kellogg Co.
3.125%, 05/17/2022	1,000,000	985,325
Sysco Corp.
2.600%, 06/12/2022	1,000,000	966,457
Kellogg Co.
2.750%, 03/01/2023	1,000,000	956,194
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	977,733
Mondelez International Inc.
4.000%, 02/01/2024	500,000	503,060
Danone SA (a)
2.947%, 11/02/2026	1,000,000	918,180
General Mills Inc.
3.200%, 02/10/2027	500,000	458,489
Sysco Corp.
3.250%, 07/15/2027	500,000	469,814
Campbell Soup Co.
4.150%, 03/15/2028	500,000	477,269
Mondelez International Inc.
4.125%, 05/07/2028	500,000	494,072

		8,222,832

Automotive (3.50%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	999,136
2.750%, 05/17/2021	1,000,000	988,524
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	500,000	479,990
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	901,969
BMW US Capital LLC (a)
3.300%, 04/06/2027	1,000,000	957,960
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	978,532

		5,306,111

Banks (3.17%)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	998,626
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	495,818

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Toronto-Dominion Bank, The
1.800%, 07/13/2021	$500,000	$480,717
U.S. Bancorp
3.700%, 01/30/2024	500,000	503,056
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	493,043
Wells Fargo & Co.
3.000%, 02/19/2025	500,000	473,296
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	905,802
Wells Fargo & Co.
3.000%, 10/23/2026	500,000	463,975

		4,814,333

Building Materials & Construction (0.31%)
CRH America Finance, Inc. (a)
3.400%, 05/09/2027	500,000	466,330

Chemicals (4.15%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	972,838
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	974,742
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	972,477
Praxair Inc.
2.700%, 02/21/2023	500,000	485,898
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	484,034
Nutrien Ltd.
3.625%, 03/15/2024	1,000,000	974,478
Praxair Inc.
3.200%, 01/30/2026	500,000	487,645
Ecolab Inc.
2.700%, 11/01/2026	500,000	462,838
Nutrien Ltd.
4.000%, 12/15/2026	500,000	483,397

		6,298,347

Commercial Service/Supply (0.65%)
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	989,177

Computer Software & Services (2.53%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	493,624
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	496,243
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	496,087
Oracle Corp.
2.650%, 07/15/2026	500,000	464,064
Microsoft Corp.
2.400%, 08/08/2026	500,000	461,027

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Analog Devices Inc.
3.500%, 12/05/2026	$500,000	$478,880
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	941,126

		3,831,051

Computers (0.65%)
International Business Machines Corp.
3.450%, 02/19/2026	1,000,000	988,282

Consumer & Marketing (2.87%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,025,167
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	972,741
Reckitt Benckiser Treasury Services PLC (a)
2.750%, 06/26/2024	1,500,000	1,421,874
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	938,184

		4,357,966

Electronic/Electrical Manufacturing (0.63%)
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	963,745

Financial Services (2.95%)
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	496,587
4.350%, 08/15/2021	1,000,000	1,025,438
General Electric Capital Corp.
3.100%, 01/09/2023	287,000	281,065
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	492,832
3.625%, 05/13/2024	500,000	495,575
GE Capital International Funding Co.
3.373%, 11/15/2025	744,000	708,266
Visa Inc.
3.150%, 12/14/2025	1,000,000	969,622

		4,469,385

Health Care (9.03%)
Pfizer Inc.
2.100%, 05/15/2019	500,000	498,644
Amgen Inc.
2.200%, 05/22/2019	500,000	498,180
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	494,974
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,020,954
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,019,610
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	975,025

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
3.000%, 06/15/2023	$1,000,000	$988,680
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,001,365
Pfizer Inc.
3.400%, 05/15/2024	500,000	499,992
Stryker Corp.
3.375%, 05/15/2024	1,000,000	979,731
Amgen Inc.
3.625%, 05/22/2024	500,000	499,493
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	500,000	476,459
Thermo Fisher Scientific Inc.
3.650%, 12/15/2025	500,000	489,560
Gilead Sciences Inc.
3.650%, 03/01/2026	500,000	491,001
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,000,000	930,375
Baxter International Inc.
2.600%, 08/15/2026	500,000	454,461
Abbott Laboratories
3.750%, 11/30/2026	500,000	498,597
Bristol-Myers Squibb Co.
3.250%, 02/27/2027	500,000	487,042
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	932,577
Thermo Fisher Scientific Inc.
3.200%, 08/15/2027	500,000	467,576

		13,704,296

Machinery & Manufacturing (6.05%)
Danaher Corp.
2.400%, 09/15/2020	500,000	491,885
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	495,801
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	979,434
Deere & Co.
2.600%, 06/08/2022	1,000,000	975,563
Covidien International
3.200%, 06/15/2022	1,000,000	989,877
3M Co.
2.000%, 06/26/2022	500,000	479,788
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	966,473
Siemens Financieringsmaatschappij NV (a)
3.125%, 03/16/2024	1,000,000	972,655
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	500,000	491,783
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	490,033
Bemis Company Inc.
3.100%, 09/15/2026	1,000,000	904,445
Eaton Corp.
3.103%, 09/15/2027	1,000,000	933,040

		9,170,777

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (3.16%)
Time Warner Inc.
2.100%, 06/01/2019	$500,000	$497,414
Comcast Corp.
3.125%, 07/15/2022	1,000,000	987,862
Time Warner Inc.
3.550%, 06/01/2024	500,000	484,897
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	489,975
Walt Disney Co., The
3.150%, 09/17/2025	500,000	486,958
1.850%, 07/30/2026	500,000	440,665
S&P Global Inc.
2.950%, 01/22/2027	500,000	463,206
Moody’s Corp.
3.250%, 01/15/2028	1,000,000	935,712

		4,786,689

Mining & Metals (0.33%)
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	503,152

Oil & Gas (6.03%)
Apache Corp.
3.250%, 04/15/2022	786,000	773,716
Shell International Finance
2.375%, 08/21/2022	500,000	484,016
EOG Resources Inc.
2.625%, 03/15/2023	500,000	481,818
Chevron Corp.
3.326%, 11/17/2025	1,000,000	986,532
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	1,089,829
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,046,017
Woodside Finance Ltd. (a)
3.700%, 09/15/2026	1,000,000	950,830
Occidental Petroleum Corp.
3.000%, 02/15/2027	500,000	475,034
Canadian Natural Resources Ltd.
3.850%, 06/01/2027	1,000,000	973,869
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	940,135
Texas Eastern Transmission LP (a)
3.500%, 01/15/2028	500,000	472,280
Woodside Finance Ltd. (a)
3.700%, 03/15/2028	500,000	469,086

		9,143,162

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (4.88%)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$999,283
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,028,841
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	494,593
Walgreen Co.
3.100%, 09/15/2022	500,000	488,553
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	976,769
Amazon.com Inc.
2.800%, 08/22/2024	500,000	482,411
Home Depot Inc.
3.350%, 09/15/2025	500,000	494,210
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	984,239
McDonald’s Corp.
3.500%, 03/01/2027	1,000,000	971,195
Amazon.com Inc.
3.150%, 08/22/2027	500,000	479,078

		7,399,172

Telecom & Telecom Equipment (3.22%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,024,197
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	964,477
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,018,835
AT&T Inc.
3.400%, 05/15/2025	500,000	476,035
Verizon Communications Inc.
2.625%, 08/15/2026	500,000	453,359
Deutsche Telekom International Finance BV (a)
3.600%, 01/19/2027	1,000,000	948,341

		4,885,244

Transportation (3.52%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,474,851
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,010,312
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	940,769
FedEx Corp.
3.300%, 03/15/2027	500,000	477,829
CSX Corp.
3.250%, 06/01/2027	1,000,000	947,680
Kirby Corp.
4.200%, 03/01/2028	500,000	488,741

		5,340,182

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (7.94%)
Appalachian Power Co.
4.600%, 03/30/2021	$500,000	$512,882
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,009,569
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	486,599
Northern States Power Co.
2.150%, 08/15/2022	500,000	477,096
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	950,559
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	984,512
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	976,431
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	960,697
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	989,132
Commonwealth Edison Co.
2.550%, 06/15/2026	500,000	458,630
Arizona Public Service Co.
2.550%, 09/15/2026	1,000,000	910,549
Atmos Energy Corp.
3.000%, 06/15/2027	500,000	472,614
Boston Gas Co. (a)
3.150%, 08/01/2027	1,000,000	943,819
Pennsylvania Electric Co. (a)
3.250%, 03/15/2028	1,000,000	929,533
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	978,588

		12,041,210

Total Corporate Bonds
(cost $114,149,194)		111,062,762

U.S. Treasury Obligations (22.58%)
U.S. Treasury Notes
2.750%, 02/15/2019	7,500,000	7,510,253
3.625%, 02/15/2020	6,000,000	6,069,612
2.500%, 06/30/2020	500,000	497,422
1.375%, 08/31/2020	1,000,000	973,203
2.625%, 11/15/2020	500,000	497,696
2.000%, 08/31/2021	1,000,000	975,546
2.000%, 02/15/2023	1,000,000	961,484
2.125%, 02/29/2024	1,000,000	957,930
2.375%, 08/15/2024	1,000,000	966,992
2.000%, 02/15/2025	5,000,000	4,708,985
2.250%, 02/15/2027	3,000,000	2,823,867
2.750%, 02/15/2028	7,500,000	7,312,208

Total U.S. Treasury Obligations
(cost $34,916,556)		34,255,198

	Shares	Value
Short-term Investments (3.68%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	5,585,868	$5,585,868

Total Short-term Investments
(cost $5,585,868)		5,585,868

TOTAL INVESTMENTS (99.48%)
(cost $154,651,618)		150,903,828
OTHER ASSETS, NET OF LIABILITIES (0.52%)		784,055

NET ASSETS (100.00%)		$151,687,883

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of these securities amounted to $11,337,712 or 7.47% of net assets.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.17%)
Government Agency Securities (a) (51.44%)
Federal Home Loan Bank
1.910%, 10/01/2018	$3,500,000	$3,499,629
1.950%, 10/04/2018	2,000,000	1,999,459
1.945%, 10/04/2018	1,875,000	1,874,493
1.960%, 10/05/2018	1,550,000	1,549,490
2.000%, 10/05/2018	1,065,000	1,064,649
2.040%, 10/09/2018	1,210,000	1,209,314
2.060%, 10/10/2018	1,700,000	1,698,930
2.020%, 10/11/2018	1,500,000	1,498,990

		14,394,954

	Shares	Value
Registered Investment Companies (0.01%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.94% (b)	1,188	$1,188

	Principal amount	Value
U.S. Government Obligations (48.72%)
U.S. Treasury Bill
1.906%, 10/04/2018	$4,690,000	$4,688,757
1.913%, 10/04/2018	1,476,000	1,475,609
1.907%, 10/04/2018	1,000,000	999,735
2.019%, 10/11/2018	5,075,000	5,071,586
2.017%, 10/11/2018	1,400,000	1,399,058

		13,634,745

Total Short-term Investments
(cost $28,030,887)		28,030,887

TOTAL INVESTMENTS (100.17%)
(cost $28,030,887)		28,030,887
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(46,558)

NET ASSETS (100.00%)		$27,984,329

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(b)	Rate shown is the 7-day yield as of September 30, 2018.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—
Common Stocks (a)	$84,436,739	—	—	$84,436,739
Short-term Investments	2,776,052	—	—	2,776,052
Small/Mid Cap Equity Fund					—	—	—
Common Stocks (a)	39,988,418	—	—	39,988,418
Registered Investment Companies	39,191,968	—	—	39,191,968
Short-term Investments	1,513,984	—	—	1,513,984
International Equity Fund					—	—	—
Common Stocks (a)	15,422,288	35,643,646	—	51,065,934
Preferred Stocks (a)	60,773	—	—	60,773
Short-term Investments	2,332,641	—	—	2,332,641
Large Cap Index Fund					17,449	—	—	17,449
Common Stocks (a)	743,893,264	—	—	743,893,264
Short-term Investments	1,957,762	—	—	1,957,762
Small Cap Index Fund					(18,502)	—	—	(18,502)
Common Stocks (a)	302,166,187	8,202	0	302,174,389
Short-term Investments	2,329,762	—	—	2,329,762
International Index Fund					(3,762)	—	—	(3,762)
Common Stocks (a)	3,974,289	190,003,208	0	193,977,497
Preferred Stocks (a)	—	1,081,676	—	1,081,676
Balanced Fund					—	—	—
Registered Investment Companies	98,939,068	—	—	98,939,068
Bond Fund					—	—	—
Corporate Bonds (a)	—	111,062,762	—	111,062,762
U.S. Treasury Obligations	—	34,255,198	—	34,255,198
Short-term Investments	5,585,868	—	—	5,585,868
Money Market Fund					—	—	—
Short-term Investments	1,188	28,029,699	—	28,030,887

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on September 30, 2018 at $32,387,188 were transferred from Level 1 to Level 2 in the International Equity Fund and $187,555,882 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended September 30, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017, or for the period ended September 30, 2018.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investment Adviser - Proposed Reorganizations with BlackRock Funds and Proposed Liquidation of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund

At a special meeting held on May 23, 2018, the Board approved a separate Agreement and Plan of Reorganization for six of the funds of the Trust pursuant to which each fund listed in the chart immediately below under the heading “Target Funds” (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
Large Cap Equity Index Fund	BlackRock S&P 500 Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
Small Cap Equity Index Fund	BlackRock Small Cap Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
International Equity Index Fund	BlackRock International Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
Bond Fund	BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds II, Inc.
Stock and Bond Balanced Fund	BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
Money Market Fund	BlackRock Government Money Market V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of Variable Product Trust.

At its May 23, 2018 special meeting, the Board also approved a Plan of Liquidation related to the Variable Product Trust’s Large Cap Equity Fund, Small/ Mid Cap Equity Fund and the International Equity Fund (each, a “Liquidating Fund” and collectively, the “Liquidating Funds”). The Plan of Liquidation provides that each Liquidating Fund will be liquidated and dissolved, and describes the steps a Liquidating Fund must take to liquidate and dissolve. Implementing the Plan of Liquidation for a Liquidating Fund is contingent upon a majority of the outstanding voting securities for that fund approving a “Plan of Substitution.” The Plan of Substitution provides that to the extent a Variable Contract owner does not transfer subaccount value attributable to a Liquidating Fund to another subaccount under their policy prior to the liquidation of the Liquidating Fund, the account value automatically will be transferred by State Farm Life Insurance Company or State Farm Life & Accident Assurance Company to the subaccount that invests in Variable Product Trust’s Money Market Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

At its May 23, 2018 special meeting, the Board approved convening a special meeting of the Variable Product Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 to address the following proposals:

•	Ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization;

•

Ask shareholders of the Variable Product Trust’s Stock and Bond Balanced Fund to approve the elimination of a fundamental investment restriction related to the types of investments that the Stock and Bond Balanced Fund may make (currently, that restriction prevents the Stock and Bond Balanced Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper), and

•	Ask shareholders of the Liquidating Funds to approve a Plan of Substitution.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at any adjournments of the Meeting. The Reorganization of the Stock and Bond Balanced Fund will not occur unless a majority of the outstanding voting securities of the Stock and Bond Balanced Fund approves its Reorganization and also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization).

Implementation of the Plan of Liquidation will not occur with respect to a Liquidating Fund unless a majority of the outstanding voting securities of the Liquidating Fund approves the Plan of Substitution at the Meeting, or at any adjournment of the Meeting. Implementation of the Plan of Substitution for a Liquidating Fund is not contingent upon the approval of the Plan of Substitution with respect to another Liquidating Fund (that is, if shareholders of one Liquidating Fund approves the Plan of Substitution related to such Fund, the liquidation of that Fund will proceed even if shareholders of another Liquidating Fund do not approve that Plan of Substitution related to such Fund).

At the shareholder meeting held on September 14, 2018, shareholders of each Target Fund approved its Reorganization. At that same shareholder meeting, shareholders of each Liquidating Fund approved its Plan of Substitution. The closing of each Reorganization of a Target Fund occurred on October 29, 2018, and the liquidation of each Liquidating Fund was completed on October 30, 2018.

5.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of September 30, 2018, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

6.	Income Taxes

As of September 30, 2018, each fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$67,129,332	$21,514,125	$(1,430,666)	$20,083,459
Small/Mid Cap Equity Fund	67,091,382	16,003,979	(2,400,991)	13,602,988
International Equity Fund	47,375,663	9,534,278	(3,450,593)	6,083,685
Large Cap Index Fund	411,065,228	379,765,482	(44,962,235)	334,803,247
Small Cap Index Fund	225,945,432	106,643,222	(28,103,005)	78,540,217
International Index Fund	194,550,288	57,229,905	(56,724,782)	505,123
Balanced Fund	67,785,205	33,046,268	(1,892,405)	31,153,863
Bond Fund	154,651,618	405,658	(4,153,448)	(3,747,790)
Money Market Fund	28,030,887	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	November 27, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	November 27, 2018